TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—100.5% of Net Assets
Application Software—25.3%
Adobe, Inc.(1)	396	$118,349
Alteryx, Inc.(1)	414	48,662
Anaplan, Inc.(1)	909	51,758
Autodesk, Inc.(1)	856	133,681
Domo, Inc.—Class B(1)	527	14,619
Elastic NV (Netherlands)(1)	334	33,009
Pagerduty, Inc.(1)	105	4,641
Salesforce.com, Inc.(1)	812	125,454
Slack Technologies, Inc.(1)	196	6,550
Smartsheet, Inc.(1)	635	31,693
Splunk, Inc.(1)	960	129,898
Trade Desk, Inc. (The)(1)	301	79,256
Workday, Inc.(1)	568	113,589
Zoom Video Communications, Inc.(1)	80	7,641

		898,800

Auto Parts & Equipment—0.9%
Aptiv PLC	370	32,431

Data Processing & Outsourced Services—7.4%
Mastercard, Inc.	337	91,755
Square, Inc.(1)	959	77,113
Visa, Inc.	535	95,230

		264,098

Health Care Equipment—3.0%
IDEXX Laboratories, Inc.(1)	230	64,871
Intuitive Surgical, Inc.(1)	80	41,561

		106,432

Health Care Supplies—0.8%
Align Technology, Inc.(1)	137	28,644

Home Entertainment Software—1.1%
Activision Blizzard, Inc.	418	20,373
Electronic Arts, Inc.(1)	217	20,073

		40,446

Internet & Direct Marketing Retail—6.6%
Amazon.com, Inc.(1)	79	147,476
Netflix, Inc.(1)	239	77,194
Revolve Group, Inc.(1)	257	8,859

		233,529

Internet Services & Infrastructure—11.3%
Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	452	78,246
Alphabet, Inc.(1)	85	103,547
Facebook, Inc.(1)	630	122,365
Tencent Holdings, Ltd. (SP ADR) (China)	1,679	78,073
Twilio, Inc.(1)	139	19,336

		401,567

IT Consulting & Other Services—4.6%
Accenture PLC	320	61,626
EPAM Systems, Inc.(1)	519	100,577

		162,203

Life Sciences Tools & Services—2.3%
Illumina, Inc.(1)	277	82,928

Semiconductor Equipment—10.0%
Analog Devices, Inc.	573	67,305
ASML Holding NV (Netherlands)	596	132,795
Lam Research Corp.	535	111,606
Xilinx, Inc.	371	42,372

		354,078

Semiconductors—11.1%
Broadcom, Inc.	280	81,197
Intel Corp.	1,204	60,862
Micron Technology, Inc.(1)	2,456	110,250
NVIDIA Corp.	295	49,773
QUALCOMM, Inc.	1,246	91,157

		393,239

Specialized REITs—4.7%
American Tower Corp.	450	95,229
Equinix, Inc.	144	72,302

		167,531

Systems Software—9.0%
Crowdstrike Holdings, Inc.(1)	169	15,053
Microsoft Corp.	1,113	151,668
ServiceNow, Inc.(1)	558	154,784

		321,505

Technology Hardware, Storage & Peripherals—1.8%
Western Digital Corp.	1,162	62,620

Wireless Telecommunication Services—0.6%
SoftBank Group Corp.	400	20,464

Total Common Stock (Cost: $3,068,216)		3,570,515

Money Market Investments—1.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	34,417	34,417

Total Money Market Investments (Cost: $34,417)		34,417

Total Investments (101.5%) (Cost: $3,102,633)		3,604,932

Liabilities In Excess Of Other Assets (-1.5%)		(53,425)

Net Assets (100.0%)		$3,551,507

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.
REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Application Software	25.3%
Auto Parts & Equipment	0.9
Data Processing & Outsourced Services	7.4
Health Care Equipment	3.0
Health Care Supplies	0.8
Home Entertainment Software	1.1
Internet & Direct Marketing Retail	6.6
Internet Services & Infrastructure	11.3
IT Consulting & Other Services	4.6
Life Sciences Tools & Services	2.3
Semiconductor Equipment	10.0
Semiconductors	11.1
Specialized REITs	4.7
Systems Software	9.0
Technology Hardware, Storage & Peripherals	1.8
Wireless Telecommunication Services	0.6
Money Market Investments	1.0

Total	101.5%

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$898,800	$—	$—	$898,800
Auto Parts & Equipment	32,431	—	—	32,431
Data Processing & Outsourced Services	264,098	—	—	264,098
Health Care Equipment	106,432	—	—	106,432
Health Care Supplies	28,644	—	—	28,644
Home Entertainment Software	40,446	—	—	40,446
Internet & Direct Marketing Retail	233,529	—	—	233,529
Internet Services & Infrastructure	401,567	—	—	401,567
IT Consulting & Other Services	162,203	—	—	162,203
Life Sciences Tools & Services	82,928	—	—	82,928
Semiconductor Equipment	354,078	—	—	354,078
Semiconductors	393,239	—	—	393,239
Specialized REITs	167,531	—	—	167,531
Systems Software	321,505	—	—	321,505
Technology Hardware, Storage & Peripherals	62,620	—	—	62,620
Wireless Telecommunication Services	20,464	—	—	20,464

Total Common Stock	3,570,515	—	—	3,570,515

Money Market Investments	34,417	—	—	34,417

Total Investments	$3,604,932	$—	$—	$3,604,932

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—2.4% of Net Assets
iShares MSCI EAFE Index Fund	11,160	$719,262

Total Exchange-traded Funds (Cost: $725,446)		719,262

INVESTMENT COMPANIES—93.2%

Diversified Equity Funds—36.1%
TCW Global Real Estate Fund—I Class(1)	142,815	1,505,266
TCW New America Premier Equities Fund—I Class(1)	162,212	3,283,165
TCW Relative Value Large Cap Fund—I Class(1)	152,892	2,878,963
TCW Relative Value Mid Cap Fund—I Class(1)	14,579	313,601
TCW Select Equities Fund—I Class(1)	100,202	2,785,620

		10,766,615

Diversified Fixed Income Funds—57.1%
Metropolitan West Low Duration Bond Fund—I Class(1)	403,881	3,529,918
Metropolitan West Total Return Bond Fund—I Class(1)	291,112	3,170,208
Metropolitan West Unconstrained Bond Fund—I Class(1)	461,474	5,491,539
TCW Global Bond Fund—I Class(1)	73,332	740,650
TCW Total Return Bond Fund—I Class(1)	412,281	4,102,195

		17,034,510

Total Investment Companies (Cost: $25,042,318)		27,801,125

MONEY MARKET INVESTMENTS—4.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	199,200	199,200
Fidelity Institutional Government Portfolio—Select Class, 2.14%(2)	1,158,139	1,158,139

Total Money Market Investments (Cost: $1,357,339)		1,357,339

Total Investments (100.1%) (Cost: $27,125,103)		29,877,726
Liabilities In Excess Of Other Assets (-0.1%)		(41,109)

Net Assets (100.0%)		$29,836,617

Notes to the Schedule of Investments

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2019 is as follows:

Name of Affiliated Fund	Value at October 31, 2018 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held July 31, 2019	Value at July 31, 2019 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
Metropolitan West Low Duration Bond Fund—I Class	$3,515	$72	$129	403,881	$3,530	$72	$—	$(2)	$21
Metropolitan West Total Return Bond Fund—I Class	$3,594	$79	$725	291,112	3,170	79	—	(16)	80
Metropolitan West Unconstrained Bond Fund—I Class	$5,432	$163	$200	461,474	5,491	163	—	(2)	37
TCW Global Bond Fund—I Class	$708	$10	$26	73,332	741	10	—	(1)	22
TCW Global Real Estate Fund—I Class	$—	$1,448	$30	142,815	1,505	11	—	—	62
TCW New America Premier Equities Fund—I Class	$2,832	$37	$251	162,212	3,283	2	35	49	177
TCW Relative Value Large Cap Fund—I Class	$3,299	$377	$683	152,892	2,879	51	326	(181)	58
TCW Relative Value Mid Cap Fund—I Class	$731	$57	$448	14,579	314	5	52	(112)	(69)
TCW Select Equities Fund—I Class	$2,687	$355	$385	100,202	2,786	—	355	(71)	45
TCW Total Return Bond Fund—I Class	$3,336	$711	$125	412,281	4,102	111	—	(2)	78

Total					$27,801	$504	$768	$(338)	$511

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	57.1%
Diversified Equity Funds	36.1
Money Market Investments	4.5
Exchange-Traded Funds	2.4

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$719,262	$—	$—	$719,262
Investment Companies	27,801,125	—	—	27,801,125
Money Market Investments	1,357,339	—	—	1,357,339

Total Investments	$29,877,726	$—	$—	$29,877,726

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—96.0% of Net Assets
Argentina—0.3% (Cost: $13,630)
Transportadora de Gas del Sur S.A.—Class B	900	$14,049

Australia—0.9%
BHP Group, Ltd.	500	27,465
Rio Tinto PLC (SP ADR)	400	22,832

Total Australia (Cost: $49,831)		50,297

Brazil—8.4%
B3 S.A.—Brasil Bolsa Balcao	9,100	102,038
Banco Bradesco S.A. (ADR)	6,960	62,918
Banco Santander Brasil S.A.	2,200	25,054
CCR S.A.	10,500	41,720
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,300	34,370
IRB Brasil Resseguros S.A.	2,300	58,072
Localiza Rent a Car S.A.	4,700	54,962
Petroleo Brasileiro S.A. (SP ADR)	3,200	48,160
YDUQS Part(1)	3,300	30,083

Total Brazil (Cost: $373,656)		457,377

China—29.8%
Alibaba Group Holding, Ltd. (SP ADR)(1)	1,584	274,206
Autohome, Inc. (ADR)(1)	500	42,500
BYD Electronic International Co., Ltd.	18,000	28,112
CGN Power Co., Ltd.—Class H	99,000	28,576
China International Travel Service Corp., Ltd.	2,100	27,407
China Jinmao Holdings Group, Ltd.	54,000	34,794
China Resources Gas Group, Ltd.	6,000	30,371
Foshan Haitian Flavouring & Food Co., Ltd.	1,800	25,956
Galaxy Entertainment Group, Ltd.	15,000	102,113
Greentown Service Group Co., Ltd.	32,000	26,958
Haidilao International Holding, Ltd.	6,000	23,236
HKT Trust & HKT, Ltd.—Class SS	33,000	52,781
Huaneng Renewables Corp., Ltd.—Class H	96,000	26,093
Kingboard Holdings, Ltd.	9,500	23,364
Luckin Coffee, Inc. (ADR)(1)	2,900	70,441
New Oriental Education & Technology Group (ADR)(1)	300	31,293
Ping An Insurance Group Co. of China, Ltd.—Class H	13,650	160,881
Q Technology Group Co., Ltd.(1)	27,000	26,165
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,100	25,211
Shenzhen Overseas Chinese Town Co., Ltd.	23,800	24,769
Sichuan Swellfun Co., Ltd.	5,500	37,008
Sino Biopharmaceutical, Ltd.	22,000	26,836
Sino-Ocean Land Holdings, Ltd.	64,500	25,952
Tencent Holdings, Ltd.	6,500	302,864
WH Group, Ltd.	26,500	25,795
WuXi AppTec Co., Ltd.—Class H(1)	3,360	31,162
Wuxi Biologics, Inc.(1)	5,000	53,138
Zhongsheng Group Holdings, Ltd.	15,000	41,692

Total China (Cost: $1,306,618)		1,629,674

Colombia—0.5% (Cost: $25,299)
Bancolombia S.A. (SP ADR)	500	24,940

Egypt—1.6% (Cost: $80,846)
Commercial International Bank Egypt SAE	19,377	85,951

France—1.5% (Cost: $78,364)
Kering S.A.	159	82,600

Greece—3.7%
Alpha Bank AE(1)	43,786	85,481
Motor Oil Hellas Corinth Refineries S.A.	1,657	41,326
OPAP S.A.	1,261	14,275
Piraeus Bank S.A.(1)	17,580	60,306

Total Greece (Cost: $149,689)		201,388

India—4.4%
Bajaj Finserv, Ltd.	225	23,113
HDFC Bank, Ltd. (ADR)	200	22,996
ICICI Bank, Ltd. (SP ADR)	3,900	47,619
Larsen & Toubro, Ltd.	2,425	48,768
Reliance Industries, Ltd.	4,628	77,947
Titan Co., Ltd.	1,430	21,844

Total India (Cost: $256,153)		242,287

Indonesia—2.6%
Bank Rakyat Indonesia Persero Tbk PT	139,600	44,236
Bumi Serpong Damai Tbk PT(1)	130,000	13,049
Ciputra Development Tbk PT	171,100	15,001
Semen Indonesia Persero Tbk PT	62,900	57,179
Summarecon Agung Tbk PT	151,500	14,241

Total Indonesia (Cost: $136,807)		143,706

Kenya—2.0% (Cost: $103,864)
Safari.com, Ltd.	414,100	109,591

Malaysia—0.5% (Cost: $27,551)
Inari Amertron BHD	68,400	27,051

Philippines—0.9%
International Container Terminal Services, Inc.	9,840	26,105
Wilcon Depot, Inc.	83,600	25,792

Total Philippines (Cost: $54,606)		51,897

Russia—7.0%
Inter RAO UES PJSC	424,000	30,040
LUKOIL PJSC (SP ADR)	1,359	110,691
Novatek PJSC	135	28,323
Novolipetsk Steel PJSC	1,550	36,611
Sberbank of Russia PJSC	15,960	58,472
Severstal PJSC	1,639	26,371
X5 Retail Group NV	820	27,421
Yandex N.V.(1)	1,600	62,752

Total Russia (Cost: $335,304)		380,681

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Shares	Value
Saudi Arabia—0.5% (Cost: $28,056)
Bupa Arabia for Cooperative Insurance Co.	1,010	$26,983

Slovenia—0.2% (Cost: $13,073)
Nova Ljubljanska Banka dd(1)	1,005	12,510

South Africa—5.6%
African Rainbow Minerals, Ltd.	2,217	27,637
Capitec Bank Holdings, Ltd.	645	53,698
Clicks Group, Ltd.	4,024	57,988
Exxaro Resources, Ltd.	2,200	25,817
Standard Bank Group, Ltd.	4,909	61,771
Telkom S.A. SOC, Ltd.	8,323	50,293
Woolworths Holdings Ltd.	7,225	27,927

Total South Africa (Cost: $279,316)		305,131

South Korea—4.2%
Doosan Bobcat, Inc.(1)	1,015	30,664
Hyundai Motor Co.	446	47,445
Kia Motors Corp.	725	26,705
Meritz Securities Co., Ltd.	6,088	25,881
Samsung Electronics Co., Ltd.	2,090	79,158
Youngone Corp.	790	22,469

Total South Korea (Cost: $215,567)		232,322

Taiwan—15.8%
Accton Technology Corp.	28,000	119,192
Arcadyan Technology Corp.	9,000	30,904
ASPEED Technology, Inc.	2,000	43,756
Catcher Technology Co., Ltd.	3,000	21,984
Chicony Electronics Co., Ltd.	10,000	25,428
Pou Chen Corp.	23,000	28,304
Realtek Semiconductor Corp.	4,000	26,565
Silergy Corp.	2,000	40,343
Standard Foods Corp.	13,000	25,057
Taiwan Semiconductor Manufacturing Co., Ltd.	37,000	304,253
Taiwan Union Technology Corp.	27,000	110,414
United Microelectronics Corp.	74,000	32,856
Wistron Corp.	34,000	25,259
Zhen Ding Technology Holding, Ltd.	8,000	29,104

Total Taiwan (Cost: $775,034)		863,419

Turkey—1.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,625	29,394
Ford Otomotiv Sanayi A.S.	3,350	36,741
TAV Havalimanlari Holding AS	6,015	27,126

Total Turkey (Cost: $83,951)		93,261

United Arab Emirates—1.0% (Cost: $25,997)
NMC Health PLC	1,765	53,070

United States—2.9%
Applied Materials, Inc.	1,400	69,118
MSCI, Inc.	400	90,896

Total United States (Cost: $130,466)		160,014

Total Common Stock (Cost: $4,543,678)		5,248,199

PREFERRED STOCK—1.0%

Brazil—1.0%
Centrais Eletricas Brasileiras S.A. 3.58%	2,800	29,469
Cia Paranaense de Energia 2.87%	2,100	27,432

Total Brazil (Cost: $51,499)		56,901

Total Preferred Stock (Cost: $51,499)		56,901

MONEY MARKET INVESTMENTS—3.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	194,072	194,072

Total Money Market Investments (Cost: $194,072)		194,072

Total Investments (100.6%) (Cost: $4,789,249)		5,499,172

Liabilities In Excess Of Other Assets (-0.6%)		(34,217)

Total Net Assets (100.0%)		$5,464,955

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Automobiles	2.1%
Banks	11.9
Beverages	1.2
Capital Markets	4.0
Commercial Services & Supplies	0.5
Communications Equipment	3.3
Construction & Engineering	0.9
Construction Materials	1.0
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.9
Electric Utilities	1.6
Electronic Equipment, Instruments & Components	3.4
Food & Staples Retailing	1.6
Food Products	1.4
Gas Utilities	0.5
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	4.8
Household Durables	1.1
Independent Power and Renewable Electricity Producers	1.0
Insurance	4.9
Interactive Media & Services	12.4
Life Sciences Tools & Services	1.6
Machinery	0.5
Metals & Mining	2.6
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	0.5
Real Estate Management & Development	1.9
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	9.5
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	2.8
Transportation Infrastructure	1.8
Wireless Telecommunication Services	2.0
Money Market Investments	3.6

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Automobiles	$—	$110,891	$—	$110,891
Banks	335,687	310,266	—	645,953
Beverages	29,394	37,008	—	66,402
Capital Markets	192,934	25,881	—	218,815
Commercial Services & Supplies	—	26,958	—	26,958
Communications Equipment	—	178,208	—	178,208
Construction & Engineering	—	48,768	—	48,768
Construction Materials	—	57,179	—	57,179
Diversified Consumer Services	61,376	—	—	61,376
Diversified Telecommunication Services	52,780	50,293	—	103,073
Electric Utilities	—	30,040	—	30,040
Electronic Equipment, Instruments & Components	—	189,932	—	189,932
Food & Staples Retailing	85,408	—	—	85,408
Food Products	—	76,808	—	76,808
Gas Utilities	—	30,371	—	30,371
Health Care Equipment & Supplies	—	25,211	—	25,211
Health Care Providers & Services	—	53,070	—	53,070
Hotels, Restaurants & Leisure	70,441	191,800	—	262,241
Household Durables	34,370	26,164	—	60,534
Independent Power and Renewable Electricity Producers	—	54,670	—	54,670
Insurance	85,055	183,994	—	269,049
Interactive Media & Services	379,458	302,864	—	682,322
Life Sciences Tools & Services	31,162	53,138	—	84,300
Machinery	—	30,664	—	30,664
Metals & Mining	113,280	27,637	—	140,917
Multiline Retail	—	27,927	—	27,927
Oil, Gas & Consumable Fuels	242,548	103,764	—	346,312
Pharmaceuticals	—	26,836	—	26,836
Real Estate Management & Development	—	103,037	—	103,037
Road & Rail	54,962	—	—	54,962
Semiconductors & Semiconductor Equipment	69,118	447,773	—	516,891
Specialty Retail	25,793	41,692	—	67,485
Technology Hardware, Storage & Peripherals	—	151,830	—	151,830
Textiles, Apparel & Luxury Goods	22,470	132,747	—	155,217
Transportation Infrastructure	67,825	27,126	—	94,951
Wireless Telecommunication Services	109,591	—	—	109,591

Total Common Stock	2,063,652	3,184,547	—	5,248,199

Preferred Stock
Electric Utilities	56,901	—	—	56,901

Total Preferred Stock	56,901	—	—	56,901

Money Market Investments	194,072	—	—	194,072

Total Investments	$2,314,625	$3,184,547	$—	$5,499,172

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—47.6% of Net Assets
Angola—0.7%
Angolan Government International Bond
8.25%(1)	05/09/28		$225,000	$241,031
9.38%(1)	05/08/48		425,000	469,923

Total Angola (Cost: $619,189)				710,954

Argentina—2.0%
Argentine Republic Government International Bond
4.63%	01/11/23		230,000	192,579
5.63%	01/26/22		305,000	264,740
5.88%	01/11/28		355,000	280,912
6.88%	01/26/27		540,000	447,525
7.50%	04/22/26		300,000	258,000
7.63%	04/22/46		840,000	677,670

Total Argentina (Cost: $2,072,361)				2,121,426

Bahrain—1.3%
Bahrain Government International Bond
6.75%(2)	09/20/29		600,000	668,685
7.00%(1)	10/12/28		355,000	402,259
7.50%(2)	09/20/47		250,000	285,250

Total Bahrain (Cost: $1,160,489)				1,356,194

Belarus—0.2% (Cost: $200,000)
Development Bank of the Republic of Belarus JSC 6.75%(1)	05/02/24		200,000	210,052

Brazil—4.3%
Banco BTG Pactual S.A. 7.75%(1),(3)	02/15/29		200,000	210,280
Banco do Brasil S.A.
6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%)(2),(4),(5)	10/29/49		200,000	200,000
9.00% (U.S. 10-year Treasury Constant Maturity Rate + 6.362%)(2),(4),(5)	06/29/49		200,000	224,169
Brazil Notas do Tesouro Nacional, Series F 10.00%	01/01/27	BRL	1,660,000	513,609
CIMPOR Financial Operations BV 5.75%(2)	07/17/24		$200,000	179,600
CSN Islands XII Corp. 7.00%(2),(5)	09/29/49		200,000	186,653
CSN Resources S.A. 7.63%(1)	04/17/26		250,000	267,738
GTL Trade Finance, Inc. 7.25%(2)	04/16/44		200,000	243,000
Klabin Austria GmbH 7.00%(1)	04/03/49		200,000	215,052
Light Servicos de Eletricidade S.A./Light Energia S.A. 7.25%(1)	05/03/23		200,000	215,000
MARB BondCo PLC 6.88%(1)	01/19/25		200,000	205,120
Petrobras Global Finance B.V.
6.85%	12/31/99		1,100,000	1,199,495
6.90%	03/19/49		200,000	224,840
Suzano Austria GmbH 7.00%(1)	03/16/47		200,000	231,760
Usiminas International S.A.R.L. 5.88%(1)	07/18/26		200,000	203,580

Total Brazil (Cost: $4,133,084)				4,519,896

Chile—0.4%
AES Gener S.A. 7.13%(1),(3)	03/26/79		200,000	216,250
Latam Finance, Ltd. 7.00%(1)	03/01/26		200,000	211,580

Total Chile (Cost: $402,816)				427,830

China—0.8%
China SCE Group Holdings, Ltd. 7.45%(2)	04/17/21		200,000	204,497
Kaisa Group Holdings, Ltd. 8.50%(2)	06/30/22		200,000	192,281
Sunac China Holdings, Ltd. 7.88%(2)	02/15/22		400,000	407,500

Total China (Cost: $795,741)				804,278

Colombia—2.0%
Colombia Government International Bond 5.00%	06/15/45		1,050,000	1,168,125
Ecopetrol S.A. 5.88%	05/28/45		280,000	315,532
Empresas Publicas de Medellin ESP 4.25%(1)	07/18/29		200,000	206,100
Gran Tierra Energy, Inc. 7.75%(1)	05/23/27		200,000	199,250
Millicom International Cellular S.A. 6.25%(1)	03/25/29		200,000	216,350

Total Colombia (Cost: $1,914,169)				2,105,357

Costa Rica—1.1%
Autopistas del Sol S.A. 7.38%(1)	12/30/30		185,652	187,247
Costa Rica Government International Bond
4.38%(2)	04/30/25		200,000	195,640
7.00%(2)	04/04/44		200,000	205,438
7.16%(2)	03/12/45		600,000	625,406

Total Costa Rica (Cost: $1,136,260)				1,213,731

Dominican Republic—1.2%
Dominican Republic International Bond
5.95%(1)	01/25/27		295,000	322,140
6.00%(1)	07/19/28		500,000	548,755
6.40%(1)	06/05/49		400,000	428,938

Total Dominican Republic (Cost: $1,210,802)				1,299,833

Ecuador—1.1%
Ecuador Government International Bond
7.88%(1)	01/23/28		600,000	586,406
7.95%(2)	06/20/24		350,000	363,545
10.75%(1)	01/31/29		200,000	224,625

Total Ecuador (Cost: $1,078,006)				1,174,576

Egypt—1.4%
Egypt Government International Bond
7.60%(1)	03/01/29		1,070,000	1,148,415
8.70%(1)	03/01/49		300,000	328,810

Total Egypt (Cost: $1,384,639)				1,477,225

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
El Salvador—0.6%
El Salvador Government International Bond
5.88%(2)	01/30/25		$145,000	$149,599
6.38%(2)	01/18/27		50,000	51,870
7.12%(1)	01/20/50		150,000	152,625
7.63%(2)	02/01/41		150,000	162,751
7.65%(2)	06/15/35		115,000	125,638

Total El Salvador (Cost: $605,059)				642,483

Ghana—0.6% (Cost: $601,212)
Ghana Government International Bond 8.13%(1)	03/26/32		600,000	611,820

Guatemala—0.4%
Guatemala Government Bond
4.90%(1)	06/01/30		200,000	208,844
6.13%(1)	06/01/50		200,000	218,000

Total Guatemala (Cost: $399,012)				426,844

India—0.9%
Azure Power Energy, Ltd. 5.50%(1)	11/03/22		200,000	202,264
Greenko Solar Mauritius, Ltd. 5.95%(1)	07/29/26		200,000	200,500
Neerg Energy, Ltd. 6.00%(1)	02/13/22		200,000	198,286
Vedanta Resources PLC 6.13%(2)	08/09/24		400,000	375,920

Total India (Cost: $980,695)				976,970

Indonesia—3.1%
Freeport-McMoRan, Inc. 5.40%	11/14/34		180,000	174,600
Indonesia Asahan Aluminium Persero PT
6.53%(1)	11/15/28		200,000	241,063
6.76%(1)	11/15/48		600,000	747,377
Indonesia Treasury Bond
8.25%	05/15/29	IDR	3,755,000,000	283,962
8.38%	03/15/34	IDR	3,458,000,000	261,873
Minejesa Capital BV 5.63%(1)	08/10/37		$400,000	430,880
Perusahaan Penerbit SBSN Indonesia III
4.15%(2)	03/29/27		500,000	529,000
4.45%(2)	02/20/29		200,000	217,360
Saka Energi Indonesia PT 4.45%(1)	05/05/24		400,000	402,360

Total Indonesia (Cost: $3,021,437)				3,288,475

Iraq—0.2% (Cost: $227,965)
Iraq International Bond 5.80%(2)	01/15/28		250,000	249,000

Ivory Coast—0.3% (Cost: $360,330)
Ivory Coast Government International Bond 6.13%(1)	06/15/33		400,000	378,101

Kazakhstan—1.5%
Kazakhstan Temir Zholy National Co. JSC 4.85%(1)	11/17/27		400,000	434,007
KazMunayGas National Co. JSC
5.38%(1)	04/24/30		400,000	448,667
5.75%(1)	04/19/47		600,000	689,250

Total Kazakhstan (Cost: $1,407,556)				1,571,924

Kenya—0.4%
Kenya Government International Bond
7.00%(1)	05/22/27		200,000	209,598
8.00%(1)	05/22/32		200,000	212,576

Total Kenya (Cost: $405,461)				422,174

Lebanon—0.7%
Lebanon Government International Bond
6.00%(2)	01/27/23		397,000	330,837
6.10%(2)	10/04/22		285,000	242,079
6.65%(2)	04/22/24		198,000	162,003

Total Lebanon (Cost: $770,509)				734,919

Mexico—1.2%
Banco Mercantil del Norte S.A. 6.88% (5 year Treasury Constant Maturity Rate + 5.035%)(1),(4),(5)	12/31/99		200,000	201,180
Banco Mercantil del Norte S.A. 7.63% (U.S. 10-year Treasury Constant Maturity Rate + 5.353%)(1),(4),(5)	12/31/99		200,000	204,700
Petroleos Mexicanos 6.63%	06/15/35		665,000	623,936
Unifin Financiera SAB de CV SOFOM ENR 8.38%(1)	01/27/28		200,000	198,496

Total Mexico (Cost: $1,233,950)				1,228,312

Mongolia—0.2% (Cost: $196,734)
Development Bank of Mongolia LLC 7.25%(1)	10/23/23		200,000	209,620

Nigeria—1.2%
IHS Netherlands Holdco BV 9.50%(2)	10/27/21		200,000	207,700
Nigeria Government International Bond
7.14%(1)	02/23/30		400,000	414,375
7.70%(1)	02/23/38		600,000	620,761

Total Nigeria (Cost: $1,177,829)				1,242,836

Oman—1.1%
Oman Government International Bond
5.63%(1)	01/17/28		750,000	743,363
6.00%(1)	08/01/29		225,000	224,714
6.75%(2)	01/17/48		200,000	188,877

Total Oman (Cost: $1,116,188)				1,156,954

Pakistan—0.2% (Cost: $182,945)
Pakistan Government International Bond 6.88%(2)	12/05/27		200,000	208,520

Panama—1.1%
AES Panama SRL 6.00%(1)	06/25/22		200,000	206,188
C&W Senior Financing DAC
6.88%(1)	09/15/27		400,000	418,520
7.50%(1)	10/15/26		200,000	214,000
Global Bank Corp. 5.25%(1),(3)	04/16/29		270,000	286,281

Total Panama (Cost: $1,072,458)				1,124,989

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Paraguay—0.4% (Cost: $395,988)
Paraguay Government International Bond 5.60%(2)	03/13/48		$400,000	$460,313

Peru—1.0%
Inkia Energy, Ltd. 5.88%(1)	11/09/27		200,000	208,950
Peru LNG SRL 5.38%(1)	03/22/30		200,000	217,750
Petroleos del Peru S.A.
4.75%(2)	06/19/32		200,000	216,552
5.63%(1)	06/19/47		200,000	227,760
Telefonica del Peru S.A. 7.38%(1)	04/10/27	PEN	475,000	154,846

Total Peru (Cost: $958,056)				1,025,858

Qatar—1.7%
Qatar Government International Bond
4.00%(1)	03/14/29		$1,450,000	1,584,805
4.82%(1)	03/14/49		200,000	232,001

Total Qatar (Cost: $1,671,278)				1,816,806

Russia—2.0%
Russian Federation Government Bond
4.25%(2)	06/23/27		200,000	209,100
4.38%(1)	03/21/29		600,000	628,200
5.10%(1)	03/28/35		600,000	653,220
5.10%(2)	03/28/35		600,000	653,220

Total Russia (Cost: $2,034,328)				2,143,740

Saudi Arabia—1.9%
Saudi Arabian Oil Co.
3.50%(1)	04/16/29		200,000	205,540
4.25%(1)	04/16/39		200,000	207,475
4.38%(1)	04/16/49		250,000	258,750
Saudi Government International Bond
3.25%(2)	10/26/26		320,000	330,496
4.38%(2)	04/16/29		880,000	972,928

Total Saudi Arabia (Cost: $1,913,508)				1,975,189

Senegal—0.3% (Cost: $266,787)
Senegal Government International Bond 6.75%(2)	03/13/48		300,000	289,734

South Africa—1.5%
Eskom Holdings SOC, Ltd. 7.13%(2)	02/11/25		200,000	208,081
Gold Fields Orogen Holdings BVI, Ltd. 6.13%(1)	05/15/29		200,000	219,000
Petra Diamonds US Treasury PLC 7.25%(2)	05/01/22		200,000	189,000
South Africa Government Bond
4.30%	10/12/28		500,000	484,050
4.85%	09/27/27		200,000	202,375
5.88%	06/22/30		325,000	346,407

Total South Africa (Cost: $1,569,908)				1,648,913

Sri Lanka—1.7%
Sri Lanka Government Bond
5.75%(1)	04/18/23		300,000	300,720
6.35%(1)	06/28/24		300,000	303,000
6.75%(2)	04/18/28		200,000	196,750
7.55%(1)	03/28/30		600,000	613,500
7.85%(1)	03/14/29		400,000	416,477

Total Sri Lanka (Cost: $1,775,193)				1,830,447

Tanzania—0.2% (Cost: $204,538)
HTA Group, Ltd. 9.13%(2)	03/08/22		200,000	209,970

Tunisia—0.3%
Banque Centrale de Tunisie International Bond
6.38%(1)	07/15/26	EUR	150,000	167,578
6.75%(1)	10/31/23	EUR	175,000	201,333

Total Tunisia (Cost: $364,993)				368,911

Turkey—2.5%
Turkcell Iletisim Hizmetleri AS 5.80%(1)	04/11/28		$200,000	189,000
Turkey Government International Bond
6.00%	03/25/27		800,000	776,240
6.13%	10/24/28		325,000	314,758
6.35%	08/10/24		320,000	323,008
6.88%	03/17/36		621,000	609,974
Turkiye Vakiflar Bankasi TAO 6.88% (USD 5 Year Swap rate + 5.439%)(2),(4)	02/03/25		200,000	184,719
Yapi ve Kredi Bankasi AS 8.25%(1)	10/15/24		200,000	205,680

Total Turkey (Cost: $2,519,158)				2,603,379

Ukraine—1.9%
Ukraine Government International Bond
0.00%(2),(3)	05/31/40		574,000	491,516
7.75%(2)	09/01/22		175,000	186,008
7.75%(2)	09/01/23		135,000	144,747
7.75%(2)	09/01/26		550,000	582,340
7.75%(2)	09/01/27		290,000	307,019
8.99%(1)	02/01/24		325,000	361,490

Total Ukraine (Cost: $1,843,026)				2,073,120

United Arab Emirates—0.2% (Cost: $213,719)
DP World PLC 5.63%(1)	09/25/48		200,000	221,880

Uruguay—0.8%
Uruguay Government International Bond
4.38%	01/23/31		355,000	388,228
4.98%	04/20/55		425,000	479,852

Total Uruguay (Cost: $784,189)				868,080

Venezuela—0.3%
Venezuela Government International Bond
8.25%(6),(7)	10/13/24		557,300	82,202
9.25%(6),(7)	09/15/27		550,000	81,125
9.25%(6),(7)	05/07/28		787,000	116,082

Total Venezuela (Cost: $599,171)				279,409

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Vietnam—0.5% (Cost: $501,562)
Mong Duong Finance Holdings BV 5.13%(1)	05/07/29	$500,000	$502,800

Zambia—0.2% (Cost: $190,087)
First Quantum Minerals, Ltd. 7.50%(1)	04/01/25	200,000	196,540

Total Fixed Income Securities (Cost: $47,672,385)			50,410,382

Issues		Shares
PREFERRED STOCK—0.6%

Brazil—0.6%
Centrais Eletricas Brasileiras S.A., 3.48%		32,200	338,893
Cia Paranaense de Energia, 2.83%		24,000	313,507

Total Brazil (Cost: $590,390)			652,400

Total Preferred Stock (Cost: $590,390)			652,400

COMMON STOCK—50.4%

Argentina—0.1% (Cost: $148,411)
Transportadora de Gas del Sur S.A.—Class B		9,800	152,978

Australia—0.3% (Cost: $325,868)
BHP Group, Ltd.		6,300	346,059

Brazil—4.8%
B3 S.A.—Brasil Bolsa Balcao		104,700	1,174,000
Banco Bradesco S.A. (ADR)		80,400	726,816
Banco Santander Brasil S.A.		25,700	292,682
CCR S.A.		108,700	431,899
Cyrela Brazil Realty SA Empreendimentos e Participacoes		56,500	366,396
IRB Brasil Resseguros S.A.		23,800	600,914
Localiza Rent a Car S.A.		48,400	565,992
Petroleo Brasileiro S.A. (SP ADR)		37,900	570,395
YDUQS Part(8)		36,300	330,912

Total Brazil (Cost: $4,171,518)			5,060,006

China—16.0%
Alibaba Group Holding, Ltd. (SP ADR)(8)		17,462	3,022,847
Autohome, Inc. (ADR)(8)		5,000	425,000
BYD Electronic International Co., Ltd.		173,000	270,185
CGN Power Co., Ltd.—Class H		1,046,000	301,928
China International Travel Service Corp., Ltd.		22,700	296,259
China Jinmao Holdings Group, Ltd.		452,000	291,236
China Resources Gas Group, Ltd.		62,000	313,829
Foshan Haitian Flavouring & Food Co., Ltd.		19,100	275,418
Galaxy Entertainment Group, Ltd.		185,000	1,259,390
Greentown Service Group Co., Ltd.		330,000	278,003
Haidilao International Holding, Ltd.		80,000	309,819
HKT Trust & HKT, Ltd.		401,000	641,362
Huaneng Renewables Corp., Ltd.—Class H		1,020,000	277,240
Kingboard Holdings, Ltd.		90,000	221,342
New Oriental Education & Technology Group (ADR)(8)		3,800	396,378
Ping An Insurance Group Co. of China, Ltd.—Class H		141,650	1,669,513
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.		12,300	281,903
Shenzhen Overseas Chinese Town Co., Ltd.		282,000	293,482
Sichuan Swellfun Co., Ltd.		65,800	442,754
Sino Biopharmaceutical, Ltd.		235,000	286,654
Sino-Ocean Land Holdings, Ltd.		737,500	296,743
Tencent Holdings, Ltd.		72,112	3,360,019
WH Group, Ltd.		311,500	303,214
WuXi AppTec Co., Ltd.—Class H(8)		40,460	375,247
Wuxi Biologics, Inc.(8)		60,500	642,970
Zhongsheng Group Holdings, Ltd.		154,500	429,428

Total China (Cost: $13,970,958)			16,962,163

Egypt—0.9% (Cost: $920,004)
Commercial International Bank Egypt SAE		220,127	976,423

France—0.9% (Cost: $907,037)
Kering S.A.		1,835	953,277

Greece—2.1%
Alpha Bank AE(8)		504,445	984,805
Motor Oil Hellas Corinth Refineries S.A.		17,263	430,542
OPAP S.A.		13,142	148,771
Piraeus Bank S.A.(8)		204,140	700,276

Total Greece (Cost: $1,663,222)			2,264,394

India—1.8%
HDFC Bank, Ltd. (ADR)		2,600	298,948
ICICI Bank, Ltd. (SP ADR)		40,900	499,389
Larsen & Toubro, Ltd.		21,000	422,321
Reliance Industries, Ltd.		26,761	450,722
Titan Co., Ltd.		16,285	248,754

Total India (Cost: $2,000,932)			1,920,134

Indonesia—1.4%
Bank Rakyat Indonesia Persero Tbk PT		1,455,200	461,121
Bumi Serpong Damai Tbk PT(8)		1,355,000	136,011
Ciputra Development Tbk PT		1,782,600	156,288
Semen Indonesia Persero Tbk PT		630,400	573,057
Summarecon Agung Tbk PT		1,574,300	147,983

Total Indonesia (Cost: $1,393,522)			1,474,460

Kenya—1.2% (Cost: $1,068,654)
Safari.com, Ltd.		4,605,700	1,218,896

Malaysia—0.3% (Cost: $291,824)
Inari Amertron BHD		725,100	286,763

Philippines—0.3% (Cost: $314,229)
International Container Terminal Services, Inc.		110,010	291,847

Russia—3.5%
Inter RAO UES PJSC		4,844,000	343,191
Lukoil PJSC (SP ADR)		11,771	958,748
Novatek PJSC (SP GDR)		1,375	288,475
Novolipetsk Steel PJSC		18,003	425,231
Sberbank of Russia PJSC		185,260	678,729
Severstal PJSC		19,034	306,257
Yandex N.V.(8)		17,600	690,272

Total Russia (Cost: $3,199,013)			3,690,903

Saudi Arabia—0.3% (Cost: $291,930)
Bupa Arabia for Cooperative Insurance Co.		10,515	280,920

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Shares	Value
South Africa—3.0%
African Rainbow Minerals, Ltd.	23,606	$294,276
Capitec Bank Holdings, Ltd.	7,240	602,748
Clicks Group, Ltd.	45,289	652,634
Exxaro Resources, Ltd.	22,425	263,157
Standard Bank Group, Ltd.	56,683	713,255
Telkom S.A. SOC, Ltd.	62,875	379,930
Woolworths Holdings Ltd.	75,067	290,157

Total South Africa (Cost: $2,901,535)		3,196,157

South Korea—1.6%
Doosan Bobcat, Inc.(8)	11,815	356,945
Hyundai Motor Co.	5,073	539,653
Samsung Electronics Co., Ltd.	22,107	837,296

Total South Korea (Cost: $1,475,532)		1,733,894

Taiwan—9.2%
Accton Technology Corp.	328,000	1,396,253
Arcadyan Technology Corp.	107,000	367,415
ASPEED Technology, Inc.	23,000	503,189
Catcher Technology Co., Ltd.	36,000	263,813
Chicony Electronics Co., Ltd.	109,000	277,165
Largan Precision Co., Ltd.	5,000	675,892
Pou Chen Corp.	272,000	334,726
Standard Foods Corp.	143,000	275,624
Taiwan Semiconductor Manufacturing Co., Ltd.	430,000	3,535,912
Taiwan Union Technology Corp.	291,000	1,190,019
United Microelectronics Corp.	860,000	381,837
Wistron Corp.	336,000	249,618
Zhen Ding Technology Holding, Ltd.	77,000	280,121

Total Taiwan (Cost: $8,643,776)		9,731,584

Turkey—1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	80,650	310,898
Ford Otomotiv Sanayi A.S.	38,940	427,074
TAV Havalimanlari Holding A.S.	63,590	286,780

Total Turkey (Cost: $917,313)		1,024,752

United Arab Emirates—0.4% (Cost: $212,411)
NMC Health PLC	14,186	426,548

United States—1.3%
Applied Materials, Inc.	16,100	794,857
MSCI, Inc.	2,400	545,376

Total United States (Cost: $1,003,318)		1,340,233

Total Common Stock (Cost: $45,821,007)		53,332,391

MONEY MARKET INVESTMENTS—0.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%, 2.26%(9)	807,908	807,908

Total Money Market Investments (Cost: $807,908)		807,908

Purchased Options(10) (0.0%) (Cost: $3,486)		1,968

Total Investments (99.4%) (Cost: $94,895,176)		105,205,049

Excess Of Other Assets Over Liabilities (0.6%)		604,682

Total Net Assets (100.0%)		$105,809,731

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

PURCHASED OPTIONS—OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid by Fund	Unrealized Appreciation
Currency Options
USD Put / JPY Call	BNP Paribas S.A	JPY	108	10/15/19	255	$255	$1,968	$3,486	$(1,518)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(11)
BNP Paribas S.A.	INR	35,609,170	10/01/19	$515,000	$514,507	$(493)
Citibank N.A.	SAR	565,755	04/06/20	150,188	150,746	558

				$665,188	$665,253	$65

SELL(12)
BNP Paribas S.A.	TWD	15,944,375	10/01/19	$515,000	$514,448	$552
Citibank N.A.	SAR	565,755	04/06/20	150,000	150,745	(745)

				$665,000	$665,193	$(193)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
PEN	-	Peruvian Nuevo Sol.
SAR	-	Saudi Riyal.
TWD	-	Taiwan Dollar.
ADR		American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
OTC		Over the Counter.
PJSC		Private Joint-Stock Company.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $26,103,372 or 24.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2019, the value of these securities amounted to $13,215,311 or 12.5% of net assets.
(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(5)		Perpetual Maturity.
(6)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)		Non-income producing security.
(9)		Rate disclosed is the 7-day net yield as of July 31, 2019.
(10)		See options table for description of purchased options.
(11)		Fund buys foreign currency, sells U.S. Dollar.
(12)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Airlines	0.2%
Apparel	1.2
Auto Manufacturers	0.9
Banks	8.0
Beverages	0.7
Building Materials	0.7
Chemicals	0.2
Coal	0.2
Commercial Services	2.3
Computers	0.5
Currency Options	0.0 *
Diversified Financial Services	2.1
Electric	3.6
Electronics	1.6
Energy-Alternate Sources	0.6
Engineering & Construction	0.9
Entertainment	0.1
Food	1.3
Foreign Government Bonds	30.6
Forest Products & Paper	0.2
Gas	0.3
Healthcare-Products	0.3
Healthcare-Services	1.4
Insurance	2.4
Internet	7.1
Iron & Steel	1.5
Leisure Time	0.3
Lodging	1.2
Machinery-Constr&Mining	0.3
Metal Fabricate & Hardware	0.4
Mining	2.6
Miscellaneous Manufacturers	0.6
Oil & Gas	7.5
Packaging & Containers	0.2
Pharmaceuticals	0.3
Pipelines	0.3
Real Estate	2.6
Retail	1.6
Semiconductors	6.0
Software	0.5
Telecommunications	4.9
Transportation	0.4
Money Market Investments	0.8

Total	99.4%

*	Amount rounds to less than 0.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2019

Country	Percentage of Net Assets
Angola	0.7%
Argentina	2.1
Australia	0.3
Bahrain	1.3
Belarus	0.2
Brazil	9.7
Chile	0.4
China	16.8
Colombia	2.0
Costa Rica	1.1
Dominican Republic	1.2
Ecuador	1.1
Egypt	2.3
El Salvador	0.6
France	0.9
Ghana	0.6
Greece	2.1
Guatemala	0.4
India	2.7
Indonesia	4.5
Iraq	0.2
Ivory Coast	0.4
Kazakhstan	1.5
Kenya	1.6
Lebanon	0.7
Malaysia	0.3
Mexico	1.2
Mongolia	0.2
Nigeria	1.2
Oman	1.1
Pakistan	0.2
Panama	1.1
Paraguay	0.4
Peru	1.0
Philippines	0.3
Qatar	1.7
Russia	5.5
Saudi Arabia	2.1
Senegal	0.3
South Africa	4.6
South Korea	1.6
Sri Lanka	1.7
Taiwan	9.2
Tanzania	0.2
Tunisia	0.3
Turkey	3.4
Ukraine	2.0
United Arab Emirates	0.6
United States	2.0
Uruguay	0.8
Venezuela	0.3
Vietnam	0.5
Zambia	0.2

Total	99.4%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$211,580	$—	$211,580
Banks	—	2,085,692	—	2,085,692
Building Materials	—	179,600	—	179,600
Commercial Services	—	409,127	—	409,127
Diversified Financial Services	—	408,776	—	408,776
Electric	—	2,194,249	—	2,194,249
Energy-Alternate Sources	—	601,050	—	601,050
Engineering & Construction	—	207,700	—	207,700
Food	—	205,120	—	205,120
Foreign Government Bonds	—	32,058,667	279,410	32,338,077
Forest Products & Paper	—	231,760	—	231,760
Iron & Steel	—	900,971	—	900,971
Metal Fabricate & Hardware	—	209,970	—	209,970
Mining	—	2,143,500	—	2,143,500
Oil & Gas	—	5,219,407	—	5,219,407
Packaging & Containers	—	215,052	—	215,052
Pipelines	—	217,750	—	217,750
Real Estate	—	804,278	—	804,278
Telecommunications	—	1,192,716	—	1,192,716
Transportation	—	434,007	—	434,007

Total Fixed Income Securities	—	50,130,972	279,410	50,410,382

Preferred Stock
Electric	652,400	—	—	652,400

Common Stock
Apparel	—	1,288,003	—	1,288,003
Auto Manufacturers	—	966,728	—	966,728
Banks	2,794,258	3,538,187	—	6,332,445
Beverages	310,898	442,754	—	753,652
Building Materials	—	573,058	—	573,058
Chemicals	—	221,342	—	221,342
Coal	—	263,157	—	263,157
Commercial Services	2,017,028	—	—	2,017,028
Computers	—	526,783	—	526,783
Diversified Financial Services	1,776,748	—	—	1,776,748
Electric	—	922,359	—	922,359
Electronics	—	1,740,325	—	1,740,325
Engineering & Construction	—	709,101	—	709,101
Entertainment	—	148,771	—	148,771
Food	—	1,144,414	—	1,144,414
Gas	—	313,829	—	313,829
Healthcare-Products	—	281,903	—	281,903
Healthcare-Services	375,247	1,069,517	—	1,444,764
Insurance	881,834	1,669,513	—	2,551,347
Internet	4,138,119	3,360,019	—	7,498,138
Iron & Steel	731,488	—	—	731,488
Leisure Time	—	296,258	—	296,258
Lodging	—	1,259,390	—	1,259,390
Machinery-Constr&Mining	—	356,945	—	356,945
Metal Fabricate & Hardware	—	263,813	—	263,813
Mining	346,059	294,276	—	640,335
Miscellaneous Manufacturers	—	675,892	—	675,892
Oil & Gas	2,248,160	450,722	—	2,698,882
Pharmaceuticals	—	286,654	—	286,654
Pipelines	152,978	—	—	152,978
Real Estate	366,395	1,599,745	—	1,966,140
Retail	652,635	988,001	—	1,640,636
Semiconductors	794,857	5,544,997	—	6,339,854
Software	545,376	—	—	545,376
Telecommunications	1,860,258	2,143,597	—	4,003,855

Total Common Stock	19,992,338	33,340,053	—	53,332,391

Money Market Investments	807,908	—	—	807,908

Purchased Options	—	1,968	—	1,968

Total Investments	21,452,646	83,472,993	279,410	105,205,049

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,110	—	1,110

Total	$21,452,646	$83,474,103	$279,410	$105,206,159

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,238)	$—	$(1,238)

Total	$—	$(1,238)	$—	$(1,238)

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—98.8% of Net Assets
Australia—8.2%
Goodman Group	31,815	$324,303
Mirvac Group	84,573	187,299

Total Australia (Cost: $418,639)		511,602

Canada—3.1% (Cost: $175,372)
Summit Industrial Income REIT	19,357	192,369

China—4.5% (Cost: $216,523)
Link REIT (The)	24,332	283,019

Germany—1.4% (Cost: $66,892)
Deutsche Wohnen SE	2,466	90,450

Japan—9.7%
Ichigo Office REIT Investment	307	292,650
Mitsui Fudosan Co., Ltd.	7,300	165,118
Nippon Prologis REIT, Inc.	63	151,772

Total Japan (Cost: $539,579)		609,540

United Kingdom—2.8% (Cost: $140,025)
Segro PLC	18,743	175,098

United States—69.1%
Alexandria Real Estate Equities, Inc.	1,284	187,926
American Homes 4 Rent	6,616	160,173
American Tower Corp.	1,106	234,052
Americold Realty Trust	8,663	290,470
DR Horton, Inc.	3,716	170,676
Equinix, Inc.	973	488,543
Hilton Grand Vacations, Inc.(1)	4,103	134,168
Hilton Worldwide Holdings, Inc.	994	95,971
Hudson Pacific Properties, Inc.	6,934	244,770
Invitation Homes, Inc.	3,724	102,298
JBG SMITH Properties	3,091	120,951
Kennedy-Wilson Holdings, Inc.	2,939	63,247
LGI Homes, Inc.(1)	1,803	126,733
Marcus & Millichap, Inc.(1)	6,650	220,780
Mid-America Apartment Communities, Inc.	1,119	131,863
NexPoint Residential Trust, Inc.	2,446	105,569
Prologis, Inc.	1,815	146,307
Ready Capital Corp.	12,513	192,325
SBA Communications Corp.(1)	800	196,328
Simon Property Group, Inc.	843	136,735
Sun Communities, Inc.	1,735	230,425
Terreno Realty Corp.	2,431	118,779
Toll Brothers, Inc.	2,508	90,213
Vail Resorts, Inc.	850	209,542
Welltower, Inc.	1,546	128,504

Total United States (Cost: $3,778,342)		4,327,348

Total Common Stock (Cost: $5,335,372)		6,189,426

Total Purchased Options (0.6%) (Cost: $39,734)(2)		39,345

MONEY MARKET INVESTMENTS—1.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class 2.26%(3)	67,708	67,708

Total Money Market Investments (Cost: $67,708)		67,708

Total Investments (100.5%) (Cost: $5,442,814)		6,296,479

Liabilities In Excess Of Other Assets (-0.5%)		(30,609)

Net Assets (100.0%)		$6,265,870

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

PURCHASED OPTIONS - EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Put
Digital Realty Trust, Inc.	120	10/18/19	6	$68,616	$4,830	$6,906	$(2,076)
National Retail Properties, Inc.	55	9/20/19	25	130,600	9,125	7,401	1,724
Preferred Apartment Communities	15	10/18/19	60	86,940	7,800	4,832	2,968
Public Storage	250	9/20/19	4	97,104	4,500	7,484	(2,984)
Realty, Income Corp.	73	9/20/19	18	124,578	7,290	7,219	71
Tanger Factory Outlet Centers	16	1/17/20	40	63,520	5,800	5,892	(92)

					$39,345	$39,734	$(389)

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2019.
REIT	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Diversified REITs	3.0%
Diversified Real Estate Activities	2.6
Health Care REITs	2.1
Homebuilding	6.2
Hotels, Resorts & Cruise Lines	3.7
Industrial REITs	22.3
Leisure Facilities	3.4
Mortgage REITs	3.1
Office REITs	13.5
Real Estate Operating Companies	2.4
Real Estate Services	3.5
Residential REITs	11.7
Retail REITs	6.7
Specialized REITs	14.6
Purchased Options	0.6
Money Market Investments	1.1

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$—	$187,299	$—	$187,299
Diversified Real Estate Activities	—	165,118	—	165,118
Health Care REITs	128,504	—	—	128,504
Homebuilding	387,622	—	—	387,622
Hotels, Resorts & Cruise Lines	230,139	—	—	230,139
Industrial REITs	747,925	651,173	—	1,399,098
Leisure Facilities	209,542	—	—	209,542
Mortgage REITs	192,325	—	—	192,325
Office REITs	846,297	—	—	846,297
Real Estate Operating Companies	63,247	90,450	—	153,697
Real Estate Services	220,780	—	—	220,780
Residential REITs	730,328	—	—	730,328
Retail REITs	136,735	283,019	—	419,754
Specialized REITs	918,923	—	—	918,923

Total Common Stock	4,812,367	1,377,059	—	6,189,426

Purchased Options	39,345	—	—	39,345
Money Market Investments	67,708	—	—	67,708

Total Investments	$4,919,420	$1,377,059	$—	$6,296,479

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—92.9% of Net Assets
Argentina—0.3% (Cost: $30,918)
Globant S.A.(1)	300	$31,800

Australia—9.2%
Altium, Ltd.	6,681	167,453
Appen, Ltd.	4,845	100,996
Champion Iron, Ltd.(1)	23,000	46,240
Charter Hall Group	6,075	47,352
Charter Hall Long Wale REIT	55,244	197,619
IDP Education, Ltd.	4,200	55,329
Lovisa Holdings, Ltd.	6,089	46,496
Megaport, Ltd.(1)	5,800	28,958
Pro Medicus, Ltd.	5,800	122,050
WiseTech Global, Ltd.	4,647	100,709

Total Australia (Cost: $739,197)		913,202

Austria—0.2% (Cost: $23,706)
Vienna Insurance Group AG Wiener Versicherung Gruppe	932	24,074

Belgium—1.4%
Intervest Offices & Warehouses NV	840	24,223
Warehouses De Pauw CVA	683	114,828

Total Belgium (Cost: $120,091)		139,051

Brazil—2.5%
Cia de Locacao das Americas	3,800	50,497
Cia de Saneamento do Parana	1,400	31,850
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,300	53,825
Direcional Engenharia S.A.	8,700	29,111
IRB Brasil Resseguros S.A.	3,100	78,270

Total Brazil (Cost: $229,331)		243,553

Canada—2.9%
Descartes Systems Group, Inc. (The)(1)	1,300	47,470
FirstService Corp.	300	31,642
Northland Power, Inc.	2,700	51,650
Osisko Gold Royalties, Ltd.	2,200	26,085
Parkland Fuel Corp.	1,500	49,267
Sandstorm Gold, Ltd.(1)	4,200	25,971
Superior Plus Corp.	5,100	51,188

Total Canada (Cost: $269,760)		283,273

China—3.7%
CIFI Holdings Group Co., Ltd.	90,000	57,375
Luckin Coffee, Inc. (ADR)(1)	5,100	123,879
Melco International Development, Ltd.	23,000	55,965
Sichuan Swellfun Co., Ltd.	6,800	45,756
Zhongsheng Group Holdings, Ltd.	28,340	78,770

Total China (Cost: $284,107)		361,745

Denmark—0.7%
Genmab A/S(1)	146	27,198
GN Store Nord A/S	510	24,333
Topdanmark A/S	420	21,653

Total Denmark (Cost: $74,843)		73,184

Egypt—0.7% (Cost: $69,246)
Commercial International Bank Egypt SAE	16,165	71,704

France—1.5%
Trigano S.A.	585	59,032
Worldline S.A.(1)	1,281	92,068

Total France (Cost: $133,011)		151,100

Germany—7.2%
CompuGroup Medical SE	623	48,345
Deutz AG	2,589	17,976
Evotec SE(1)	1,712	48,524
KION Group AG	1,264	67,763
MorphoSys AG(1)	525	63,715
Nemetschek SE	3,234	180,841
Stroeer SE & Co. KGaA	340	26,938
TLG Immobilien AG	3,105	91,786
Varta AG(1)	885	67,497
XING AG	253	97,465

Total Germany (Cost: $658,714)		710,850

Greece—3.3%
Alpha Bank AE(1)	99,750	194,737
Motor Oil Hellas Corinth Refineries S.A.	936	23,344
OPAP S.A.	2,284	25,856
Piraeus Bank S.A.(1)	24,602	84,394

Total Greece (Cost: $257,368)		328,331

Iceland—0.9% (Cost: $69,751)
Ossur HF	13,244	88,012

India—1.2%
Manappuram Finance, Ltd.	34,038	56,202
Muthoot Finance, Ltd.	7,165	63,247

Total India (Cost: $88,809)		119,449

Indonesia—2.4%
Ace Hardware Indonesia Tbk PT	618,800	80,851
Bumi Serpong Damai Tbk PT(1)	233,700	23,458
Semen Indonesia Persero Tbk PT	117,976	107,245
Summarecon Agung Tbk PT	275,033	25,853

Total Indonesia (Cost: $210,714)		237,407

Ireland—0.6% (Cost: $52,037)
UDG Healthcare PLC	6,000	58,491

Israel—0.6%
CyberArk Software, Ltd.(1)	200	27,776
Kornit Digital, Ltd.(1)	900	28,080

Total Israel (Cost: $51,109)		55,856

Italy—6.8%
Banca Farmafactoring SpA	4,209	22,880
BPER Banca	6,292	23,546
Falck Renewables SpA	27,276	126,743
FinecoBank Banca Fineco SpA	12,892	128,991
Hera SpA	24,924	93,519
Moncler SpA	4,500	185,839
Nexi SpA(1)	2,300	24,773
Reply SpA	355	23,888
Technogym SpA	2,020	21,824
Unione di Banche Italiane SpA	8,820	22,775

Total Italy (Cost: $637,534)		674,778

Japan—15.7%
Central Security Patrols Co., Ltd.	900	40,520
Daifuku Co., Ltd.	900	49,321

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Shares	Value
Japan (Continued)
Digital Arts, Inc.	600	$60,864
Elecom Co., Ltd.	800	29,024
Fancl Corp.	1,800	45,326
GLP J-REIT	140	156,537
GMO Payment Gateway, Inc.	1,800	130,306
Haseko Corp.	2,400	26,050
Hulic Reit, Inc.	29	51,892
Infomart Corp.	8,100	109,473
Jafco Co., Ltd.	1,400	52,002
Kenedix Retail REIT Corp.	20	47,922
Lasertec Corp.	2,100	100,095
Mani, Inc.	1,500	108,010
Mitsubishi Logisnext Co., Ltd.	4,300	44,053
NET One Systems Co., Ltd.	2,600	68,712
NSD Co., Ltd.	1,700	52,467
Orix JREIT, Inc.	79	153,633
SCSK Corp.	1,300	61,842
Ship Healthcare Holdings, Inc.	2,200	99,056
Towa Pharmaceutical Co., Ltd.	1,000	25,144
Toyo Suisan Kaisha, Ltd.	1,100	44,322

Total Japan (Cost: $1,355,961)		1,556,571

Malaysia—0.5% (Cost: $49,849)
Inari Amertron BHD	123,761	48,945

Netherlands—4.4%
Argenx SE(1)	197	27,836
ASR Nederland NV	1,220	46,108
BE Semiconductor Industries NV	4,745	141,244
Flow Traders	1,829	48,670
IMCD Group NV	1,605	142,218
Wright Medical Group NV(1)	900	25,974

Total Netherlands (Cost: $354,932)		432,050

New Zealand—0.9% (Cost: $67,295)
Genesis Energy, Ltd.	36,980	83,585

Norway—1.7%
SpareBank 1 Nord Norge	6,630	49,186
Tomra Systems ASA	4,138	122,738

Total Norway (Cost: $183,612)		171,924

Philippines—1.9%
International Container Terminal Services, Inc.	36,270	96,221
Wilcon Depot, Inc.	286,700	88,454

Total Philippines (Cost: $172,568)		184,675

South Africa—0.5% (Cost: $48,701)
African Rainbow Minerals, Ltd.	3,810	47,496

Spain—1.8%
CIE Automotive S.A.	3,650	92,825
Talgo S.A.(1)	16,572	89,608

Total Spain (Cost: $205,093)		182,433

Sweden—1.1%
Cellavision AB	690	28,195
Evolution Gaming Group AB	2,625	57,561
Nordic Entertainment Group AB	985	23,821

Total Sweden (Cost: $103,777)		109,577

Switzerland—1.1%
Emmi AG	52	43,464
Helvetia Holding AG	190	24,302
Huber + Suhner AG	305	24,399
Interroll Holding AG	10	20,404

Total Switzerland (Cost: $120,638)		112,569

Taiwan—4.6%
Accton Technology Corp.	51,000	217,100
ASPEED Technology, Inc.	2,000	43,756
Realtek Semiconductor Corp.	6,000	39,848
Silergy Corp.	2,000	40,343
Taiwan Union Technology Corp.	28,000	114,504

Total Taiwan (Cost: $397,796)		455,551

Thailand—0.6%
Carabao Group PCL	12,300	31,076
Com7 PCL	38,200	31,155

Total Thailand (Cost: $59,642)		62,231

Turkey—0.3% (Cost: $24,426)
Kordsa Teknik Tekstil AS	11,090	24,754

United Arab Emirates—0.2% (Cost: $24,227)
Network International Holdings PLC(1)	3,180	23,838

United Kingdom—8.9%
Abcam PLC	5,381	85,810
Bovis Homes Group PLC	2,115	27,202
Britvic PLC	16,148	180,640
Dechra Pharmaceuticals PLC	1,490	53,584
Dialog Semiconductor PLC(1)	1,225	55,151
Genus PLC	1,565	50,584
Greene King PLC	14,898	113,898
Greggs PLC	845	23,059
Quilter PLC	26,430	46,606
Serco Group PLC(1)	31,250	56,401
Softcat PLC	8,130	95,031
Telecom Plus PLC	5,546	90,454

Total United Kingdom (Cost: $858,864)		878,420

United States—2.6%
Americold Realty Trust	800	26,824
Bruker Corp.	1,300	62,205
FibroGen, Inc.(1)	1,800	85,068
Silicon Laboratories, Inc.(1)	500	56,105
Verint Systems, Inc.(1)	500	28,935

Total United States (Cost: $239,823)		259,137

Total Common Stock (Cost: $8,267,450)		9,199,616

PREFERRED STOCK—1.4%

Brazil—1.4%
Banco ABC Brasil S.A., 5.69%	14,180	67,572
Banco do Estado do Rio Grande do Sul S.A., Class B, 8.87%	7,900	49,362
Cia Paranaense de Energia, 2.87%	1,900	24,819

Total Brazil (Cost: $129,685)		141,753

Total Preferred Stock (Cost: $129,685)		141,753

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Shares	Value
MONEY MARKET INVESTMENTS—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class.2.26%(2)	232,383	$232,383

Total Money Market Investments (Cost: $232,383)		232,383

Total Investments (96.6%) (Cost: $8,629,518)		9,573,752

Excess Of Other Assets Over Liabilities (3.4%)		334,644

Total Net Assets (100.0%)		$9,908,396

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Notes to Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Auto Components	1.2%
Automobiles	0.5
Banks	6.4
Beverages	2.6
Biotechnology	2.8
Capital Markets	1.5
Commercial Services & Supplies	2.2
Communications Equipment	2.2
Construction Materials	1.1
Consumer Finance	1.2
Diversified Consumer Services	0.5
Diversified Financial Services	0.2
Electric Utilities	1.1
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	1.7
Equity Real Estate	4.7
Food Products	0.8
Gas Utilities	0.5
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	1.6
Health Care Technology	1.7
Hotels, Restaurants & Leisure	4.0
Household Durables	1.5
Independent Power and Renewable Electricity Producers	1.8
Insurance	1.9
IT Services	7.0
Interactive Media & Services	2.1
Leisure Products	0.8
Life Sciences Tools & Services	1.7
Machinery	3.2
Media	0.5
Metals & Mining	1.6
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	0.7
Personal Products	0.5
Pharmaceuticals	0.8
Real Estate	1.6
Real Estate Management & Development	2.3
REIT	2.1
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	4.8
Software	6.5
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	1.9
Trading Companies & Distributors	1.4
Transportation Infrastructure	1.0
Water Utilities	0.3
Money Market Investments	2.3

Total	96.6%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$117,579	$—	$117,579
Banks	71,703	503,629	—	575,332
Beverages	—	257,472	—	257,472
Biotechnology	85,068	191,428	—	276,496
Capital Markets	48,670	98,608	—	147,278
Commercial Services & Supplies	56,401	163,259	—	219,660
Communications Equipment	—	217,100	—	217,100
Construction Materials	—	107,245	—	107,245
Consumer Finance	—	119,449	—	119,449
Diversified Consumer Services	—	55,328	—	55,328
Diversified Financial Services	—	22,880	—	22,880
Electric Utilities	—	83,585	—	83,585
Electrical Equipment	67,497	24,399	—	91,896
Electronic Equipment, Instruments & Components	—	163,449	—	163,449
Equity Real Estate	363,494	99,815	—	463,309
Food Products	—	87,786	—	87,786
Gas Utilities	51,188	—	—	51,188
Health Care Equipment & Supplies	54,169	220,355	—	274,524
Health Care Providers & Services	—	157,547	—	157,547
Health Care Technology	—	170,395	—	170,395
Hotels, Restaurants & Leisure	123,879	276,337	—	400,216
Household Durables	82,936	53,252	—	136,188
Independent Power and Renewable Electricity Producers	51,650	126,743	—	178,393
Insurance	102,345	92,064	—	194,409
Interactive Media & Services	97,465	109,473	—	206,938
IT Services	24,773	678,106	—	702,879
Leisure Products	—	80,856	—	80,856
Life Sciences Tools & Services	62,205	112,239	—	174,444
Machinery	48,484	268,721	—	317,205
Media	23,821	26,938	—	50,759
Metals & Mining	98,297	47,496	—	145,793
Multi-Utilities	183,972	—	—	183,972
Oil, Gas & Consumable Fuels	72,611	—	—	72,611
Personal Products	—	45,326	—	45,326
Pharmaceuticals	—	78,728	—	78,728
Real Estate Management & Development	123,428	106,686	—	230,114
Real Estate	—	153,633	—	153,633
REIT	156,537	47,352	—	203,889
Road & Rail	50,497	—	—	50,497
Semiconductors & Semiconductor Equipment	56,105	420,437	—	476,542
Software	135,981	509,866	—	645,847
Specialty Retail	88,454	237,273	—	325,727
Technology Hardware, Storage & Peripherals	—	29,024	—	29,024
Textiles, Apparel & Luxury Goods	—	185,839	—	185,839
Trading Companies & Distributors	—	142,218	—	142,218
Transportation Infrastructure	96,221	—	—	96,221
Water Utilities	31,850	—	—	31,850

Total Common Stock	2,509,701	6,689,915	—	9,199,616

Preferred Stock
Automobiles	49,362	—	—	49,362
Banks	67,572	—	—	67,572
Electric Utilities	24,819	—	—	24,819

Total Preferred Stock	141,753	—	—	141,753

Money Market Investments	232,383	—	—	232,383

Total Investments	$2,883,837	$6,689,915	$—	$9,573,752

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—90.4% of Net Assets
Aerospace & Defense—5.7%
HEICO Corp.	20,774	$2,840,845
TransDigm Group, Inc.(1)	7,641	3,709,247

		6,550,092

Alternative Carriers—3.1%
Zayo Group Holdings, Inc.(1)	104,102	3,511,360

Application Software—17.7%
Constellation Software, Inc.	13,996	13,383,572
Fair Isaac Corp.(1)	3,120	1,083,950
Medallia, Inc.(1)	1,000	39,850
SAP SE (Germany)	22,318	2,745,784
Trade Desk, Inc. (The)(1)	10,943	2,881,401

		20,134,557

Communications Equipment—3.5%
Motorola Solutions, Inc.	23,848	3,957,814

Data Processing & Outsourced Services—7.2%
EVO Payments, Inc.(1)	9,192	286,055
Fiserv, Inc.(1)	24,420	2,574,600
Mastercard, Inc.	6,018	1,638,521
Visa, Inc.	20,871	3,715,038

		8,214,214

Environmental & Facilities Services—4.2%
Waste Connections, Inc. (Canada)	53,083	4,815,690

Financial Exchanges & Data—0.9%
S&P Global, Inc.	4,445	1,088,803

Food Retail—2.3%
Alimentation Couche-Tard, Inc.—Class B (Canada)	43,177	2,660,031

Health Care Equipment—7.9%
Baxter International, Inc.	55,685	4,675,869
Danaher Corp.	31,170	4,379,385

		9,055,254

Household Products—3.1%
Church & Dwight Co., Inc.	46,747	3,526,594

Industrial Conglomerates—3.9%
Honeywell International, Inc.	9,145	1,577,147
Roper Technologies, Inc.	7,853	2,855,743

		4,432,890

Industrial Gases—4.2%
Air Products & Chemicals, Inc.	12,305	2,808,862
Linde PLC (Ireland)	10,446	1,998,111

		4,806,973

Industrial Machinery—3.2%
IDEX Corp.	21,616	3,636,244

Internet & Direct Marketing Retail—1.3%
Chewy, Inc.(1)	44,974	1,509,327

Life Sciences Tools & Services—3.3%
Agilent Technologies, Inc.	15,938	1,106,257
Thermo Fisher Scientific, Inc.	9,431	2,618,800

		3,725,057

Multi-Sector Holdings—0.5%
GS Acquisition Holdings Corp.(1)	49,747	524,831

Packaged Foods & Meats—0.2%
Beyond Meat, Inc.(1)	1,000	196,510

Research & Consulting Services—9.9%
IHS Markit, Ltd.(1)	113,315	7,299,752
TransUnion	47,758	3,953,885

		11,253,637

Semiconductors—2.6%
Cypress Semiconductor Corp.	128,100	2,942,457

Systems Software—5.7%
Microsoft Corp.	47,316	6,447,751

Total Common Stock (Cost: $83,636,164)		102,990,086

CONVERTIBLE PREFERRED STOCK—1.0%

Health Care Equipment—1.0%
Danaher Corp.	$977	1,108,797

Total Convertible Preferred Stock (Cost: $992,895)		1,108,797

EXCHANGE-TRADED FUNDS—4.2%
SPDR S&P 500 ETF Trust	16,107	4,790,705

Total Exchange-traded Funds (Cost: $4,582,440)		4,790,705

MONEY MARKET INVESTMENTS—4.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	4,918,891	4,918,891

Total Money Market Investments (Cost: $4,918,891)		4,918,891

Total Investments (99.9%) (Cost: $94,130,390)		113,808,479

Excess Of Other Assets Over Liabilities (0.1%)		77,865

Net Assets (100.0%)		$113,886,344

Notes to the Schedule of Investments

ETF	Exchange Traded Fund.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	July 31, 2 019

Sector	Percentage of Net Assets
Aerospace & Defense	5.7%
Alternative Carriers	3.1
Application Software	17.7
Communications Equipment	3.5
Data Processing & Outsourced Services	7.2
Environmental & Facilities Services	4.2
Exchange Traded Funds	4.2
Financial Exchanges & Data	0.9
Food Retail	2.3
Health Care Equipment	8.9
Household Products	3.1
Industrial Conglomerates	3.9
Industrial Gases	4.2
Industrial Machinery	3.2
Internet & Direct Marketing Retail	1.3
Life Sciences Tools & Services	3.3
Multi-Sector Holdings	0.5
Packaged Foods & Meats	0.2
Research & Consulting Services	9.9
Semiconductors	2.6
Systems Software	5.7
Money Market Investments	4.3

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$6,550,092	$—	$—	$6,550,092
Alternative Carriers	3,511,360	—	—	3,511,360
Application Software	20,134,557	—	—	20,134,557
Communications Equipment	3,957,814	—	—	3,957,814
Data Processing & Outsourced Services	8,214,214	—	—	8,214,214
Environmental & Facilities Services	4,815,690	—	—	4,815,690
Financial Exchanges & Data	1,088,803	—	—	1,088,803
Food Retail	2,660,031	—	—	2,660,031
Health Care Equipment	9,055,254	—	—	9,055,254
Household Products	3,526,594	—	—	3,526,594
Industrial Conglomerates	4,432,890	—	—	4,432,890
Industrial Gases	4,806,973	—	—	4,806,973
Industrial Machinery	3,636,244	—	—	3,636,244
Internet & Direct Marketing Retail	1,509,327	—	—	1,509,327
Life Sciences Tools & Services	3,725,057	—	—	3,725,057
Multi-Sector Holdings	524,831	—	—	524,831
Packaged Foods & Meats	196,510	—	—	196,510
Research & Consulting Services	11,253,637	—	—	11,253,637
Semiconductors	2,942,457	—	—	2,942,457
Systems Software	6,447,751	—	—	6,447,751

Total Common Stock	102,990,086	—	—	102,990,086

Convertible Preferred Stock		—	—
Health Care Equipment	1,108,797			1,108,797

Exchange-Traded Funds	4,790,705	—	—	4,790,705

Money Market Investments	4,918,891	—	—	4,918,891

Total Investments	$113,808,479	$—	$—	$113,808,479

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.6% of Net Assets
Aerospace & Defense—1.9%
Textron, Inc.	123,827	$6,104,671

Air Freight & Logistics—2.5%
United Parcel Service, Inc.—Class B	67,200	8,028,384

Auto Components—3.3%
Johnson Controls International PLC (Ireland)	247,489	10,503,433

Banks—11.1%
Citigroup, Inc.	165,504	11,777,265
JPMorgan Chase & Co.	121,986	14,150,376
PacWest Bancorp	91,800	3,546,234
Zions Bancorp	140,770	6,344,504

		35,818,379

Beverages—2.7%
PepsiCo, Inc.	68,373	8,738,753

Biotechnology—3.5%
Gilead Sciences, Inc.	170,665	11,181,971

Capital Markets—4.8%
Ameriprise Financial, Inc.	18,152	2,641,298
Intercontinental Exchange, Inc.	144,870	12,728,278

		15,369,576

Chemicals—2.1%
Corteva, Inc.(1)	99,512	2,935,604
DuPont de Nemours, Inc.	53,370	3,851,179

		6,786,783

Communications Equipment—3.4%
Cisco Systems, Inc.	196,087	10,863,220

Diversified Telecommunication Services—3.3%
AT&T, Inc.	314,432	10,706,410

Electrical Equipment—1.6%
nVent Electric PLC	211,882	5,252,555

Electronic Equipment, Instruments & Components—2.6%
Corning, Inc.	267,184	8,215,908

Energy Equipment & Services—4.6%
Baker Hughes, a GE Co.	292,685	7,431,272
Schlumberger, Ltd.	181,656	7,260,790

		14,692,062

Equity Real Estate—0.9%
Cousins Properties, Inc.	86,675	3,049,226

Health Care Equipment & Supplies—1.9%
Medtronic PLC (Ireland)	60,128	6,129,448

Health Care Providers & Services—1.2%
McKesson Corp.	28,315	3,934,369

Household Durables—2.0%
Lennar Corp.	135,282	6,435,365
Lennar Corp.—Class B	3,511	133,418

		6,568,783

Household Products—2.2%
Procter & Gamble Co. (The)	59,173	6,984,781

Independent Power and Renewable Electricity Producers—3.0%
AES Corp. (The)	573,065	9,621,761

Industrial Conglomerates—3.7%
General Electric Co.	520,755	5,441,890
Koninklijke Philips Electronics NV (NYRS) (Netherlands)	139,267	6,516,303

		11,958,193

Insurance—4.7%
American International Group, Inc.	72,300	4,048,077
MetLife, Inc.	226,178	11,177,717

		15,225,794

IT Services—2.5%
International Business Machines Corp.	54,991	8,151,866

Media—2.7%
Comcast Corp.	200,894	8,672,594

Metals & Mining—1.5%
Freeport-McMoRan, Inc.	438,600	4,850,916

Multi-Utilities—1.0%
Sempra Energy	24,523	3,321,150

Multiline Retail—1.2%
Target Corp.	43,800	3,784,320

Oil, Gas & Consumable Fuels—8.7%
Chevron Corp.	123,025	15,145,608
Marathon Petroleum Corp.	57,445	3,239,323
Royal Dutch Shell PLC (SP ADR) (United Kingdom)	155,820	9,799,520

		28,184,451

Pharmaceuticals—4.7%
Merck & Co., Inc.	71,662	5,947,229
Novartis AG (SP ADR) (Switzerland)	99,200	9,084,736

		15,031,965

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	13,541	1,972,788

Semiconductors & Semiconductor Equipment—7.2%
Cypress Semiconductor Corp.	590,914	13,573,295
Maxim Integrated Products, Inc.	165,548	9,798,786

		23,372,081

Technology Hardware, Storage & Peripherals—0.9%
Seagate Technology PLC (Ireland)	64,238	2,974,862

Textiles, Apparel & Luxury Goods—1.6%
Tapestry, Inc.	171,021	5,289,679

Total Common Stock (Cost: $248,577,427)		321,341,132

MONEY MARKET INVESTMENTS—0.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	791,639	791,639

Total Money Market Investments (Cost: $791,639)		791,639

Total Investments (99.8%) (Cost: $249,369,066)		322,132,771
Excess Of Other Assets Over Liabilities (0.2%)		516,877

Net Assets (100.0%)		$322,649,648

Notes to the Schedule of Investments

NYRS	New York Registry Shares.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	1.9%
Air Freight & Logistics	2.5
Auto Components	3.3
Banks	11.1
Beverages	2.7
Biotechnology	3.5
Capital Markets	4.8
Chemicals	2.1
Communications Equipment	3.4
Diversified Telecommunication Services	3.3
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	4.6
Equity Real Estate	0.9
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	1.2
Household Durables	2.0
Household Products	2.2
Independent Power and Renewable Electricity Producers	3.0
Industrial Conglomerates	3.7
Insurance	4.7
IT Services	2.5
Media	2.7
Metals & Mining	1.5
Multi-Utilities	1.0
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	4.7
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	7.2
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	1.6
Money Market Investments	0.2

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$6,104,671	$—	$—	$6,104,671
Air Freight & Logistics	8,028,384	—	—	8,028,384
Auto Components	10,503,433	—	—	10,503,433
Banks	35,818,379	—	—	35,818,379
Beverages	8,738,753	—	—	8,738,753
Biotechnology	11,181,971	—	—	11,181,971
Capital Markets	15,369,576	—	—	15,369,576
Chemicals	6,786,783	—	—	6,786,783
Communications Equipment	10,863,220	—	—	10,863,220
Diversified Telecommunication Services	10,706,410	—	—	10,706,410
Electrical Equipment	5,252,555	—	—	5,252,555
Electronic Equipment, Instruments & Components	8,215,908	—	—	8,215,908
Energy Equipment & Services	14,692,062	—	—	14,692,062
Equity Real Estate	3,049,226	—	—	3,049,226
Health Care Equipment & Supplies	6,129,448	—	—	6,129,448
Health Care Providers & Services	3,934,369	—	—	3,934,369
Household Durables	6,568,783	—	—	6,568,783
Household Products	6,984,781	—	—	6,984,781
Independent Power and Renewable Electricity Producers	9,621,761	—	—	9,621,761
Industrial Conglomerates	11,958,193	—	—	11,958,193
Insurance	15,225,794	—	—	15,225,794
IT Services	8,151,866	—	—	8,151,866
Media	8,672,594	—	—	8,672,594
Metals & Mining	4,850,916	—	—	4,850,916
Multi-Utilities	3,321,150	—	—	3,321,150
Multiline Retail	3,784,320	—	—	3,784,320
Oil, Gas & Consumable Fuels	28,184,451	—	—	28,184,451
Pharmaceuticals	15,031,965	—	—	15,031,965
Real Estate Management & Development	1,972,788	—	—	1,972,788
Semiconductors & Semiconductor Equipment	23,372,081	—	—	23,372,081
Technology Hardware, Storage & Peripherals	2,974,862	—	—	2,974,862
Textiles, Apparel & Luxury Goods	5,289,679	—	—	5,289,679

Total Common Stock	321,341,132	—	—	321,341,132

Money Market Investments	791,639	—	—	791,639

Total Investments	$322,132,771	$—	$—	$322,132,771

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.4% of Net Assets
Aerospace & Defense—3.1%
Textron, Inc.	94,056	$4,636,961

Air Freight & Logistics—2.3%
United Parcel Service, Inc.—Class B	29,340	3,505,250

Auto Components—4.4%
Dana, Inc.	134,102	2,240,844
Johnson Controls International PLC (Ireland)	103,868	4,408,158

		6,649,002

Banks—10.0%
Citigroup, Inc.	76,900	5,472,204
JPMorgan Chase & Co.	58,058	6,734,728
Zions Bancorp	64,200	2,893,494

		15,100,426

Beverages—2.2%
PepsiCo, Inc.	25,400	3,246,374

Biotechnology—2.6%
Gilead Sciences, Inc.	60,429	3,959,308

Capital Markets—5.0%
Ameriprise Financial, Inc.	11,179	1,626,656
Intercontinental Exchange, Inc.	67,505	5,930,990

		7,557,646

Chemicals—2.5%
Corteva, Inc.(1)	71,974	2,123,233
DuPont de Nemours, Inc.	23,395	1,688,183

		3,811,416

Communications Equipment—3.7%
Cisco Systems, Inc.	100,062	5,543,435

Diversified Telecommunication Services—2.8%
AT&T, Inc.	122,797	4,181,238

Electrical Equipment—1.3%
nVent Electric PLC	81,167	2,012,130

Electronic Equipment, Instruments & Components—3.2%
Corning, Inc.	142,726	4,388,825
Flex Ltd. (Singapore)(1)	34,400	383,560

		4,772,385

Energy Equipment & Services—4.0%
Baker Hughes, a GE Co.	145,710	3,699,577
TechnipFMC PLC (United Kingdom)	86,000	2,368,440

		6,068,017

Equity Real Estate—0.9%
Cousins Properties, Inc.	37,300	1,312,214

Food Products—1.3%
Conagra Brands, Inc.	66,420	1,917,545

Health Care Equipment & Supplies—2.2%
Medtronic PLC (Ireland)	29,254	2,982,153
Zimmer Biomet Holdings, Inc.	2,900	391,877

		3,374,030

Health Care Providers & Services—5.0%
Centene Corp.(1)	37,778	1,967,856
McKesson Corp.	15,993	2,222,227
Molina Healthcare, Inc.(1)	25,536	3,390,670

		7,580,753

Household Durables—2.4%
Lennar Corp.	72,363	3,442,308
Lennar Corp.—Class B	5,357	203,566

		3,645,874

Household Products—1.9%
Procter & Gamble Co. (The)	23,886	2,819,503

Independent Power and Renewable Electricity Producers—2.5%
AES Corp. (The)	226,800	3,807,972

Industrial Conglomerates—1.7%
General Electric Co.	247,836	2,589,886

Insurance—5.5%
American International Group, Inc.	49,200	2,754,708
Hartford Financial Services Group, Inc.	36,984	2,131,388
MetLife, Inc.	68,800	3,400,096

		8,286,192

IT Services—2.3%
International Business Machines Corp.	23,733	3,518,180

Machinery—1.0%
Terex Corp.	48,230	1,468,604

Media—5.8%
Comcast Corp.	129,610	5,595,264
Discovery, Inc.(1)	104,800	3,176,488

		8,771,752

Metals & Mining—2.4%
Freeport-McMoRan, Inc.	325,959	3,605,107

Multi-Utilities—1.0%
Sempra Energy	11,473	1,553,788

Multiline Retail—0.9%
Target Corp.	15,000	1,296,000

Oil, Gas & Consumable Fuels—5.2%
Chevron Corp.	40,700	5,010,577
Marathon Petroleum Corp.	50,244	2,833,259

		7,843,836

Pharmaceuticals—2.9%
Allergan PLC (Ireland)	8,542	1,370,991
Merck & Co., Inc.	36,980	3,068,970

		4,439,961

Real Estate Management & Development—2.0%
Jones Lang LaSalle, Inc.	20,344	2,963,917

Semiconductors & Semiconductor Equipment—4.1%
Cypress Semiconductor Corp.	266,900	6,130,693

Textiles, Apparel & Luxury Goods—1.3%
Tapestry, Inc.	62,510	1,933,434

Total Common Stock (Cost: $99,699,019)		149,902,829

MONEY MARKET INVESTMENTS—0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	632,672	632,672

Total Money Market Investments (Cost: $632,672)		632,672

Total Investments (99.8%) (Cost: $100,331,691)		150,535,501
Excess Of Other Assets Over Liabilities (0.2%)		231,784

Net Assets (100.0%)		$150,767,285

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	3.1%
Air Freight & Logistics	2.3
Auto Components	4.4
Banks	10.0
Beverages	2.2
Biotechnology	2.6
Capital Markets	5.0
Chemicals	2.5
Communications Equipment	3.7
Diversified Telecommunication Services	2.8
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	4.0
Equity Real Estate	0.9
Food Products	1.3
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	5.0
Household Durables	2.4
Household Products	1.9
Independent Power and Renewable Electricity Producers	2.5
Industrial Conglomerates	1.7
Insurance	5.5
IT Services	2.3
Machinery	1.0
Media	5.8
Metals & Mining	2.4
Multi-Utilities	1.0
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	5.2
Pharmaceuticals	2.9
Real Estate Management & Development	2.0
Semiconductors & Semiconductor Equipment	4.1
Textiles, Apparel & Luxury Goods	1.3
Money Market Investments	0.4

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$4,636,961	$—	$—	$4,636,961
Air Freight & Logistics	3,505,250	—	—	3,505,250
Auto Components	6,649,002	—	—	6,649,002
Banks	15,100,426	—	—	15,100,426
Beverages	3,246,374	—	—	3,246,374
Biotechnology	3,959,308	—	—	3,959,308
Capital Markets	7,557,646	—	—	7,557,646
Chemicals	3,811,416	—	—	3,811,416
Communications Equipment	5,543,435	—	—	5,543,435
Diversified Telecommunication Services	4,181,238	—	—	4,181,238
Electrical Equipment	2,012,130	—	—	2,012,130
Electronic Equipment, Instruments & Components	4,772,385	—	—	4,772,385
Energy Equipment & Services	6,068,017	—	—	6,068,017
Equity Real Estate	1,312,214	—	—	1,312,214
Food Products	1,917,545	—	—	1,917,545
Health Care Equipment & Supplies	3,374,030	—	—	3,374,030
Health Care Providers & Services	7,580,753	—	—	7,580,753
Household Durables	3,645,874	—	—	3,645,874
Household Products	2,819,503	—	—	2,819,503
Independent Power and Renewable Electricity Producers	3,807,972	—	—	3,807,972
Industrial Conglomerates	2,589,886	—	—	2,589,886
Insurance	8,286,192	—	—	8,286,192
IT Services	3,518,180	—	—	3,518,180
Machinery	1,468,604	—	—	1,468,604
Media	8,771,752	—	—	8,771,752
Metals & Mining	3,605,107	—	—	3,605,107
Multi-Utilities	1,553,788	—	—	1,553,788
Multiline Retail	1,296,000	—	—	1,296,000
Oil, Gas & Consumable Fuels	7,843,836	—	—	7,843,836
Pharmaceuticals	4,439,961	—	—	4,439,961
Real Estate Management & Development	2,963,917	—	—	2,963,917
Semiconductors & Semiconductor Equipment	6,130,693	—	—	6,130,693
Textiles, Apparel & Luxury Goods	1,933,434	—	—	1,933,434

Total Common Stock	149,902,829	—	—	149,902,829

Money Market Investments	632,672	—	—	632,672

Total Investments	$150,535,501	$—	$—	$150,535,501

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—100.1% of Net Assets
Aerospace & Defense—2.5%
Textron, Inc.	40,976	$2,020,117

Auto Components—1.2%
Dana, Inc.	59,647	996,701

Banks—14.5%
Comerica, Inc.	12,566	919,831
KeyCorp	133,242	2,447,656
PacWest Bancorp	24,000	927,120
Popular, Inc.	58,465	3,365,245
Synovus Financial Corp.	50,129	1,913,424
Umpqua Holdings Corp.	70,222	1,226,076
Zions Bancorp	24,910	1,122,694

		11,922,046

Capital Markets—3.7%
E*TRADE Financial Corp.(1)	28,800	1,405,152
Evercore Partners, Inc.	18,895	1,631,961

		3,037,113

Chemicals—0.7%
Corteva, Inc.	20,700	610,650

Construction & Engineering—3.6%
Arcosa, Inc.	25,400	952,500
Jacobs Engineering Group, Inc.	24,533	2,024,218

		2,976,718

Consumer Finance—1.5%
Santander Consumer USA Holdings, Inc.	47,400	1,275,534

Electronic Equipment, Instruments & Components—1.8%
Flex Ltd.(1)	132,300	1,475,145

Energy Equipment & Services—4.2%
Newpark Resources, Inc.(1)	302,372	2,307,098
TechnipFMC PLC (United Kingdom)	42,500	1,170,450

		3,477,548

Entertainment—1.9%
Viacom, Inc.—Class B	51,300	1,556,955

Food Products—3.4%
Conagra Brands, Inc.	43,922	1,268,028
Hain Celestial Group, Inc. (The)(1)	43,100	938,287
TreeHouse Foods, Inc.(1)	10,000	593,400

		2,799,715

Health Care Equipment & Supplies—1.9%
Zimmer Biomet Holdings, Inc.	11,329	1,530,888

Health Care Providers & Services—6.7%
Acadia Healthcare Co., Inc.(1)	38,400	1,226,496
Centene Corp.(1)	29,192	1,520,612
Magellan Health, Inc.(1)	8,900	626,026
Molina Healthcare, Inc.(1)	16,458	2,185,293

		5,558,427

Household Durables—8.4%
Beazer Homes USA, Inc.(1)	67,279	788,510
DR Horton, Inc.	20,900	959,937
KB Home	67,660	1,777,428
Lennar Corp.	33,100	1,574,567
Lennar Corp.—Class B	734	27,892
Toll Brothers, Inc.	51,068	1,836,916

		6,965,250

Independent Power and Renewable Electricity Producers—3.0%
AES Corp. (The)	145,200	2,437,908

Insurance—2.4%
Assured Guaranty, Ltd.	45,802	2,001,089

Machinery—8.4%
Dover Corp.	15,294	1,481,224
Manitowoc Co., Inc. (The)(1)	125,900	2,259,905
SPX FLOW, Inc.(1)	27,105	1,099,379
Terex Corp.	23,698	721,604
Trinity Industries, Inc.	35,388	693,605
Wabtec Corp.	9,026	701,139

		6,956,856

Marine—3.5%
Kirby Corp.(1)	29,900	2,342,964
Matson, Inc.	13,200	540,012

		2,882,976

Media—1.9%
Discovery, Inc.(1)	51,900	1,573,089

Metals & Mining—3.0%
Freeport-McMoRan, Inc.	164,304	1,817,202
Worthington Industries, Inc.	16,840	677,305

		2,494,507

Multi-Utilities—1.0%
Sempra Energy	6,228	843,458

Multiline Retail—0.6%
Nordstrom, Inc.	15,000	496,650

Oil, Gas & Consumable Fuels—1.8%
Marathon Petroleum Corp.	26,148	1,474,486

Real Estate Management & Development—3.0%
Jones Lang LaSalle, Inc.	16,978	2,473,525

REIT—3.1%
Cousins Properties, Inc.	32,225	1,133,676
Mid-America Apartment Communities, Inc.	11,800	1,390,512

		2,524,188

Road & Rail—1.4%
Genesee & Wyoming, Inc.(1)	10,200	1,120,062

Semiconductors & Semiconductor Equipment—7.3%
Cypress Semiconductor Corp.	143,000	3,284,710
Maxim Integrated Products, Inc.	46,246	2,737,301

		6,022,011

Software—1.3%
Nuance Communications, Inc.(1)	66,216	1,101,834

Technology Hardware, Storage & Peripherals—0.6%
Western Digital Corp.	9,880	532,433

Textiles, Apparel & Luxury Goods—1.8%
Tapestry, Inc.	46,687	1,444,029

Total Common Stock (Cost: $60,627,070)		82,581,908

MONEY MARKET INVESTMENTS—0.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class 2.26%(2)	754,909	754,909

Total Money Market Investments (Cost: $754,909)		754,909

Total Investments (101.0%) (Cost: $61,381,979)		83,336,817
Liabilities In Excess Of Other Assets (-1.0%)		(836,695)

Net Assets (100.0%)		$82,500,122

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	2.5%
Auto Components	1.2
Banks	14.5
Capital Markets	3.7
Chemicals	0.7
Construction & Engineering	3.6
Consumer Finance	1.5
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	4.2
Entertainment	1.9
Food Products	3.4
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	6.7
Household Durables	8.4
Independent Power and Renewable Electricity Producers	3.0
Insurance	2.4
Machinery	8.4
Marine	3.5
Media	1.9
Metals & Mining	3.0
Multi-Utilities	1.0
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	1.8
Real Estate Management & Development	3.0
REIT	3.1
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	7.3
Software	1.3
Technology Hardware, Storage & Peripherals	0.6
Textiles, Apparel & Luxury Goods	1.8
Money Market Investments	0.9

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,020,117	$—	$—	$2,020,117
Auto Components	996,701	—	—	996,701
Banks	11,922,046	—	—	11,922,046
Capital Markets	3,037,113	—	—	3,037,113
Chemicals	610,650	—	—	610,650
Construction & Engineering	2,976,718	—	—	2,976,718
Consumer Finance	1,275,534	—	—	1,275,534
Electronic Equipment, Instruments & Components	1,475,145	—	—	1,475,145
Energy Equipment & Services	3,477,548	—	—	3,477,548
Entertainment	1,556,955	—	—	1,556,955
Food Products	2,799,715	—	—	2,799,715
Health Care Equipment & Supplies	1,530,888	—	—	1,530,888
Health Care Providers & Services	5,558,427	—	—	5,558,427
Household Durables	6,965,250	—	—	6,965,250
Independent Power and Renewable Electricity Producers	2,437,908	—	—	2,437,908
Insurance	2,001,089	—	—	2,001,089
Machinery	6,956,856	—	—	6,956,856
Marine	2,882,976	—	—	2,882,976
Media	1,573,089	—	—	1,573,089
Metals & Mining	2,494,507	—	—	2,494,507
Multi-Utilities	843,458	—	—	843,458
Multiline Retail	496,650	—	—	496,650
Oil, Gas & Consumable Fuels	1,474,486	—	—	1,474,486
Real Estate Management & Development	2,473,525	—	—	2,473,525
REIT	2,524,188	—	—	2,524,188
Road & Rail	1,120,062	—	—	1,120,062
Semiconductors & Semiconductor Equipment	6,022,011	—	—	6,022,011
Software	1,101,834	—	—	1,101,834
Technology Hardware, Storage & Peripherals	532,433	—	—	532,433
Textiles, Apparel & Luxury Goods	1,444,029	—	—	1,444,029

Total Common Stock	82,581,908	—	—	82,581,908

Money Market Investments	754,909	—	—	754,909

Total Investments	$83,336,817	$—	$—	$83,336,817

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—98.4% of Net Assets
Beverages—2.4%
Monster Beverage Corp.(1)	351,111	$22,636,127

Biotechnology—2.7%
Alexion Pharmaceuticals, Inc.(1)	109,772	12,436,070
BioMarin Pharmaceutical, Inc.(1)	167,513	13,287,131

		25,723,201

Capital Markets—4.1%
Charles Schwab Corp. (The)	448,670	19,391,517
S&P Global, Inc.	76,801	18,812,405

		38,203,922

Commercial Services & Supplies—2.2%
Waste Connections, Inc. (Canada)	225,645	20,470,514

Equity Real Estate—2.9%
Equinix, Inc.	53,655	26,940,176

Food & Staples Retailing—2.7%
Costco Wholesale Corp.	93,829	25,862,087

Health Care Equipment & Supplies—1.9%
Align Technology, Inc.(1)	83,591	17,477,206

Insurance—2.7%
Chubb, Ltd. (Switzerland)	169,290	25,874,284

Interactive Media & Services—10.8%
Alphabet, Inc.—Class C(1)	43,675	53,138,499
Facebook, Inc.(1)	252,377	49,019,185

		102,157,684

Internet & Direct Marketing Retail—6.5%
Amazon.com, Inc.(1)	32,600	60,857,028

IT Services—14.6%
Mastercard, Inc.	122,448	33,338,917
PayPal Holdings, Inc.(1)	339,551	37,486,430
Visa, Inc.	376,904	67,088,912

		137,914,259

Life Sciences Tools & Services—2.1%
Illumina, Inc.(1)	67,425	20,185,697

Machinery—2.0%
Xylem, Inc.	235,000	18,868,150

Oil, Gas & Consumable Fuels—0.8%
Concho Resources, Inc.(1)	75,440	7,368,979

Pharmaceuticals—3.0%
Zoetis, Inc.	245,500	28,205,495

Professional Services—5.3%
IHS Markit, Ltd.(1)	316,300	20,376,046
TransUnion	353,499	29,266,182

		49,642,228

REIT—5.4%
American Tower Corp.	238,472	50,465,445

Semiconductors & Semiconductor Equipment—3.0%
ASML Holding NV (Netherlands)	48,472	10,800,046
NVIDIA Corp.	105,818	17,853,613

		28,653,659

Software—17.6%
Adobe, Inc.(1)	178,105	53,228,460
Salesforce.com, Inc.(1)	270,033	41,720,098
ServiceNow, Inc.(1)	171,212	47,492,497
Splunk, Inc.(1)	172,476	23,337,728

		165,778,783

Specialty Retail—5.7%
Home Depot, Inc. (The)	134,549	28,751,776
Ulta Beauty, Inc.(1)	72,595	25,353,804

		54,105,580

Total Common Stock (Cost: $368,317,278)		927,390,504

MONEY MARKET INVESTMENTS—1.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(2)	16,126,913	16,126,913

Total Money Market Investments (Cost: $16,126,913)		16,126,913

Total Investments (100.1%) (Cost: $384,444,191)		943,517,417
Liabilities In Excess Of Other Assets (-0.1%)		(1,058,914)

Net Assets (100.0%)		$942,458,503

Notes to the Schedule of Investments
(1)		Non-income producing security.
(2)		Rate disclosed is the 7-day net yield as of July 31, 2019.
REIT	-	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Beverages	2.4%
Biotechnology	2.7
Capital Markets	4.1
Commercial Services & Supplies	2.2
Equity Real Estate	2.9
Food & Staples Retailing	2.7
Health Care Equipment & Supplies	1.9
Insurance	2.7
Interactive Media & Services	10.8
Internet & Direct Marketing Retail	6.5
IT Services	14.6
Life Sciences Tools & Services	2.1
Machinery	2.0
Oil, Gas & Consumable Fuels	0.8
Pharmaceuticals	3.0
Professional Services	5.3
REIT	5.4
Semiconductors & Semiconductor Equipment	3.0
Software	17.6
Specialty Retail	5.7
Money Market Investments	1.7

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$22,636,127	$—	$—	$22,636,127
Biotechnology	25,723,201	—	—	25,723,201
Capital Markets	38,203,922	—	—	38,203,922
Commercial Services & Supplies	20,470,514	—	—	20,470,514
Equity Real Estate	26,940,176	—	—	26,940,176
Food & Staples Retailing	25,862,087	—	—	25,862,087
Health Care Equipment & Supplies	17,477,206	—	—	17,477,206
Insurance	25,874,284	—	—	25,874,284
Interactive Media & Services	102,157,684	—	—	102,157,684
Internet & Direct Marketing Retail	60,857,028	—	—	60,857,028
IT Services	137,914,259	—	—	137,914,259
Life Sciences Tools & Services	20,185,697	—	—	20,185,697
Machinery	18,868,150	—	—	18,868,150
Oil, Gas & Consumable Fuels	7,368,979	—	—	7,368,979
Pharmaceuticals	28,205,495	—	—	28,205,495
Professional Services	49,642,228	—	—	49,642,228
REIT	50,465,445	—	—	50,465,445
Semiconductors & Semiconductor Equipment	28,653,659	—	—	28,653,659
Software	165,778,783	—	—	165,778,783
Specialty Retail	54,105,580	—	—	54,105,580

Total Common Stock	927,390,504	—	—	927,390,504

Money Market Investments	16,126,913	—	—	16,126,913

Total Investments	$943,517,417	$—	$—	$943,517,417

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

Note 1 — Security Valuations

Equity Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds, including money market funds, are valued based on the NAV per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the (the “Advisor”) Pricing Committee of TCW Investment Management Company LLC in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds, including money market funds, are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Options contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments is listed after the Schedule of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value at the beginning and/or end of the quarter ended July 31, 2019:

TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2018	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation	(206,405)
Purchases	—
Sales	—
Transfers in to Level 3 (1)	485,815
Transfers out of Level 3 (1)	—

Balance as of July 31, 2019	$279,410

Change in Unrealized Appreciation from Investments Still Held at July 31, 2019	$(206,405)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2019 were as follows:

Description	Fair Value at 7/31/19	Valuation Techniques*	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Multi-Asset Opportunities Fund
Government Bond Funds	$279,410	Third-party Vendor	Vendor Prices	$14.750	$14.750

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2019, the TCW Emerging Markets Multi-Asset Opportunities Fund, and the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands except Number of Contracts):

TCW Emerging Markets Multi-Asset Opportunities Fund

	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Investments(1)	$—	$2	$2
Forward Contracts	—	1	1

Total Value	$—	$3	$3

Liability Derivatives
Forward Contracts	$—	$(1)	$(1)

Total Value	$—	$(1)	$(1)

Notional Amounts(2)
Forward Currency Contracts	$—	$2,073,478	$2,073,478
Options Purchased	$—	$686,250	$686,250

TCW Global Real Estate Fund

Asset Derivatives
Investments	$39	$—	$39

Total Value	$39	$—	$39

Number of Contracts(2)
Options Purchased	102	—	102

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average notional amounts, which are representative of the volume traded for the period ended July 31, 2019.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2019.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2019.

Derivatives:

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund, had forward foreign currency contracts outstanding as of July 31, 2019.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2019, the TCW Emerging Markets Multi-Asset Opportunities Fund and TCW Global Real Estate Fund had purchased options.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2019 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2019.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—98.2% of Net Assets
CORPORATE BONDS—23.7%

Aerospace/Defense—0.1%
L3Harris Technologies, Inc. 4.40%(1)	06/15/28	$1,270,000	$1,397,123

Agriculture—0.3%
BAT Capital Corp. 4.39%	08/15/37	470,000	453,776
Reynolds American, Inc. 5.85%	08/15/45	2,570,000	2,822,500

			3,276,276

Airlines—0.5%
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 7.10%	10/02/22	1,281,148	1,322,528
Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC) 7.71%	10/02/22	9,931	10,314
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC) 5.98%	10/19/23	796,463	843,534
Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1) (EETC) 7.25%	05/10/21	522,344	528,299
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC) 7.04%	10/01/23	420,635	443,265
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	1,452,932	1,595,631
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC) 6.25%	10/22/24	333,634	364,264
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC) 4.63%	12/03/26	572,266	613,289

			5,721,124

Auto Manufacturers—1.1%
Ford Motor Credit Co. LLC
2.34%	11/02/20	1,500,000	1,494,615
2.43%	06/12/20	650,000	647,521
3.22%(2)	10/12/21	2,265,000	2,238,659
3.66% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22	1,000,000	981,855
5.60%	01/07/22	3,740,000	3,942,845
8.13%	01/15/20	1,265,000	1,294,223
General Motors Co. 6.60%	04/01/36	1,545,000	1,762,695

			12,362,413

Banks—3.2%
Bank of America Corp.
2.74% (2.738% to 01/23/21 then 3 mo. USD LIBOR +0.37%)	01/23/22	1,105,000	1,108,580
3.00% (3.004% to 02/20/22 then 3 mo. USD LIBOR +0.79%)(3)	12/20/23	4,161,000	4,221,033
3.71% (3 mo. USD LIBOR + 1.512%)(3)	04/24/28	620,000	649,374
Discover Bank 7.00%	04/15/20	1,375,000	1,418,137
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21	920,000	921,995
3.27%(2)	09/29/25	2,235,000	2,282,324
3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%)(3)	04/23/29	1,615,000	1,691,389
6.00%	06/15/20	50,000	51,545
JPMorgan Chase & Co.
3.22% (3 mo. USD LIBOR + 1.155%)(3)	03/01/25	2,985,000	3,065,740
4.02% (4.023% to 12/05/23 then 3 mo.USD LIBOR +1.00%)(3)	12/05/24	3,060,000	3,246,184
Lloyds Banking Group PLC (United Kingdom)
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR + 0.81%)(3)	11/07/23	1,600,000	1,591,898
4.05%	08/16/23	1,540,000	1,607,254
Lloyds TSB Bank PLC (United Kingdom) 5.80% (1)	01/13/20	780,000	791,429
Morgan Stanley 3.21% (3 mo. USD LIBOR + 0.930%)(3)	07/22/22	4,595,000	4,628,819
Santander UK Group Holdings PLC (United Kingdom) 3.37% (3.373% to 01/05/23 then 3 mo. USD LIBOR + 1.08%)(3)	01/05/24	2,460,000	2,475,033
Santander UK PLC (United Kingdom) 3.40%	06/01/21	2,050,000	2,082,682
Wells Fargo & Co.
2.60%	07/22/20	2,165,000	2,171,155
2.63%	07/22/22	1,840,000	1,849,372
3.00%	04/22/26	1,015,000	1,026,563
3.55%	09/29/25	850,000	886,820

			37,767,326

Beverages—0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	2,425,000	2,757,144
Bacardi, Ltd. 4.70%(1)	05/15/28	1,240,000	1,327,780

			4,084,924

Biotechnology—0.5%
Amgen, Inc. 4.40%	05/01/45	1,590,000	1,701,779
Baxalta, Inc. 2.88%	06/23/20	548,000	549,584
Biogen, Inc. 5.20%	09/15/45	1,073,000	1,216,920
Celgene Corp. 5.00%	08/15/45	2,020,000	2,403,723

			5,872,006

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.00%	09/26/48	1,735,000	1,964,408

Commercial Services—0.2%
IHS Markit, Ltd. 4.75%(1)	02/15/25	750,000	806,925

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
4.75%	08/01/28	$1,750,000	$1,942,693

			2,749,618

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.50%	05/15/21	$1,690,000	$1,749,150
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Ireland) 5.00%	10/01/21	590,000	618,025
Air Lease Corp. 4.75%	03/01/20	3,120,000	3,158,347
GE Capital International Funding Co. Unlimited Co. (Ireland)
2.34%	11/15/20	4,907,000	4,888,346
4.42%	11/15/35	5,810,000	5,885,506
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	2,210,000	2,292,808
Raymond James Financial, Inc. 4.95%	07/15/46	965,000	1,098,265

			19,690,447

Electric—2.4%
Appalachian Power Co. 4.45%	06/01/45	690,000	776,658
Dominion Energy, Inc. 2.92%(1),(2)	12/01/20	4,595,000	4,599,825
Duke Energy Florida LLC
2.10%	12/15/19	597,500	596,897
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,367,346
El Paso Electric Co.
3.30%	12/15/22	2,065,000	2,061,113
Entergy Mississippi, Inc. 3.10%	07/01/23	2,755,000	2,806,904
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	1,063,425
KCP&L Greater Missouri Operations Co. 8.27%	11/15/21	1,100,000	1,230,684
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,117,851
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	2,154,386
NextEra Energy Capital Holdings, Inc. 3.07% (3 mo. USD LIBOR + 0.55%)(3)	08/28/21	2,000,000	2,000,093
Niagara Mohawk Power Corp. 2.72%(1)	11/28/22	920,000	926,919
Public Service Co. of Oklahoma 4.40%	02/01/21	1,840,000	1,893,884
Puget Energy, Inc. 6.00%	09/01/21	1,820,000	1,938,744
Tucson Electric Power Co. 5.15%	11/15/21	1,000,000	1,046,421

			27,581,150

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC 7.00%(1),(4),(5)	06/30/35	869,414	980,092

Food—0.6%
Kraft Heinz Foods Co.
4.38%	06/01/46	1,560,000	1,497,656
5.00%	06/04/42	378,000	391,164
5.38%	02/10/20	143,000	145,018
Kroger Co. (The) 5.40%	01/15/49	1,320,000	1,467,837
Mondelez International Holdings Netherlands BV (Netherlands)
2.00%(1)	10/28/21	920,000	910,664
2.87% (3 mo. USD LIBOR + 0.610%)(1),(3)	10/28/19	2,205,000	2,207,083

			6,619,422

Gas—0.3%
CenterPoint Energy Resources Corp. 6.25%	02/01/37	1,610,000	2,035,278
KeySpan Gas East Corp. 5.82%(1)	04/01/41	1,551,000	1,993,879

			4,029,157

Healthcare-Products—0.2%
Becton Dickinson and Co. 3.19%(2),(3)	12/29/20	2,756,000	2,756,738

Healthcare-Services—2.1%
Anthem, Inc. 3.65%	12/01/27	2,405,000	2,488,784
Cigna Corp.
3.05%	10/15/27	775,000	771,181
4.13%(1)	11/15/25	4,545,000	4,830,319
Hartford HealthCare Corp. 5.75%	04/01/44	2,545,000	3,016,080
HCA, Inc.
5.13%	06/15/39	665,000	693,209
5.25%	04/15/25	1,770,000	1,953,105
5.25%	06/15/49	1,525,000	1,599,942
NYU Hospitals Center 4.43%	07/01/42	2,755,000	3,101,397
Saint Barnabas Health Care System 4.00%	07/01/28	3,290,000	3,516,398
Sutter Health 2.29%	08/15/53	2,270,000	2,259,186

			24,229,601

Insurance—0.5%
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	1,899,521
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	2,065,000	2,413,469
Prudential Financial, Inc. 4.50%	11/15/20	920,000	945,345

			5,258,335

Media—0.7%
CBS Corp. 3.70%	06/01/28	2,395,000	2,448,006
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%	07/23/25	2,500,000	2,700,650
Comcast Corp. 4.60%	10/15/38	1,420,000	1,648,143
NBCUniversal Media LLC 5.15%	04/30/20	200,000	204,100
Time Warner Cable LLC 5.88%	11/15/40	1,200,000	1,324,040

			8,324,939

Miscellaneous Manufacturers—0.8%
General Electric Co.
3.00% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	3,045,000	2,282,152
4.13%	10/09/42	625,000	607,773
4.63%	01/07/21	2,080,000	2,136,737

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Miscellaneous Manufacturers (Continued)
5.50%	01/08/20	$2,660,000	$2,694,589
6.75%	03/15/32	1,000,000	1,253,880

			8,975,131

Oil & Gas—0.4%
Petroleos Mexicanos
6.50%	03/13/27	1,105,000	1,098,591
6.50%	01/23/29	2,990,000	2,933,190
6.75%	09/21/47	1,000,000	908,900

			4,940,681

Packaging & Containers—0.2%
Amcor Finance USA, Inc. 3.63%(1)	04/28/26	1,380,000	1,395,018
WRKCo, Inc. 4.90%	03/15/29	1,225,000	1,362,082

			2,757,100

Pharmaceuticals—1.7%
AbbVie, Inc.
4.40%	11/06/42	1,350,000	1,337,413
4.45%	05/14/46	50,000	49,623
Actavis Funding SCS (Luxembourg) 3.80%	03/15/25	1,653,000	1,718,726
Allergan Finance LLC 3.25%	10/01/22	936,000	951,898
Bayer US Finance II LLC
4.38%(1)	12/15/28	2,840,000	2,983,784
4.63%(1)	06/25/38	500,000	511,820
4.88%(1)	06/25/48	1,000,000	1,026,963
CVS Health Corp.
3.88%	07/20/25	3,600,000	3,762,846
5.05%	03/25/48	3,870,000	4,201,073
Shire Acquisitions Investments Ireland DAC (Ireland) 1.90%	09/23/19	3,525,000	3,522,302

			20,066,448

Pipelines—1.7%
Enbridge Energy Partners LP 5.88%	10/15/25	333,000	385,367
Energy Transfer Partners LP
5.15%	03/15/45	1,100,000	1,136,378
5.95%	10/01/43	630,000	701,950
Plains All American Pipeline LP / PAA Finance Corp. 4.65%	10/15/25	2,115,000	2,261,019
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	2,053,698
6.88%(1)	04/15/40	350,000	390,005
Ruby Pipeline LLC 6.00%(1)	04/01/22	1,851,515	1,921,806
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	3,068,681
Sunoco Logistics Partners Operations LP 5.40%	10/01/47	825,000	879,698
TC PipeLines LP 4.38%	03/13/25	1,840,000	1,929,580
Tennessee Gas Pipeline Co. 8.38%	06/15/32	1,920,000	2,615,716
Texas Eastern Transmission LP 2.80%(1)	10/15/22	920,000	914,310
TransCanada PipeLines, Ltd. (Canada) 6.10%	06/01/40	375,000	472,564
Williams Partners LP 6.30%	04/15/40	1,150,000	1,415,847

			20,146,619

REIT—1.9%
American Campus Communities Operating Partnership LP
3.30%	07/15/26	1,000,000	1,013,865
3.35%	10/01/20	1,840,000	1,855,653
4.13%	07/01/24	425,000	449,268
AvalonBay Communities, Inc. 3.95%	01/15/21	920,000	936,910
Boston Properties LP (REIT) 3.20%	01/15/25	1,605,000	1,646,217
GLP Capital LP / GLP Financing II, Inc.
5.30%	01/15/29	1,280,000	1,391,462
5.38%	04/15/26	1,308,000	1,426,531
5.75%	06/01/28	1,600,000	1,797,808
HCP, Inc.
3.88%	08/15/24	2,110,000	2,233,104
4.00%	12/01/22	333,000	347,779
4.25%	11/15/23	470,000	500,258
Healthcare Realty Trust, Inc. 3.75%	04/15/23	1,840,000	1,888,637
Host Hotels & Resorts LP 5.25%	03/15/22	1,840,000	1,941,215
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,405,734
SL Green Realty Corp. 7.75%	03/15/20	920,000	948,242
Ventas Realty LP 3.85%	04/01/27	690,000	722,254
Welltower, Inc.
3.75%	03/15/23	555,000	576,578
4.95%	01/15/21	545,000	560,451

			22,641,966

Retail—0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%(1)	07/26/27	1,710,000	1,741,264

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom)
3.62%(1),(2)	04/26/23	800,000	811,055
4.36%(1),(2)	08/01/24	400,000	416,635

			1,227,690

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.38%	01/15/20	2,675,000	2,671,346

Telecommunications—1.5%
AT&T, Inc.
4.80%	06/15/44	1,390,000	1,475,361
4.85%	03/01/39	1,554,000	1,698,503
5.25%	03/01/37	3,155,000	3,582,560
Koninklijke KPN NV (Netherlands) 8.38%	10/01/30	900,000	1,194,308
Qwest Corp. 7.25%	09/15/25	920,000	1,026,950
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(1)	03/20/23	562,500	563,484
4.74%(1)	09/20/29	3,240,000	3,414,150
Verizon Communications, Inc.
4.27%	01/15/36	1,324,000	1,439,517
5.25%	03/16/37	680,000	821,332
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49	1,647,000	1,775,081

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Telecommunications (Continued)
Vodafone Group PLC (United Kingdom) 5.25%	05/30/48	$250,000	$281,592

			17,272,838

Total Corporate Bonds (Cost: $261,709,148)			277,106,182

MUNICIPAL BONDS—0.6%
Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York 4.93%	04/01/20	90,000	90,449
Los Angeles Unified School District/CA, General Obligation 5.76%	07/01/29	2,500,000	3,059,850
New York State, Build America Bonds, General Obligation 5.82%	10/01/31	730,000	759,018
State of California, General Obligation 7.95%	03/01/36	3,000,000	3,097,860

Total Municipal Bonds (Cost: $7,257,216)			7,007,177

ASSET-BACKED SECURITIES—6.3%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	1,495,498	1,581,113
321 Henderson Receivables I LLC (14-2A-A) 3.61%(1)	01/17/73	1,755,947	1,828,352
Babson CLO, Ltd. (16-2A-AR) 3.36%(1),(2)	07/20/28	3,100,000	3,100,465
Brazos Education Loan Authority, Inc. (12-1-A1) 2.97% (1 mo. USD LIBOR + 0.700%)(3)	12/26/35	841,913	839,748
Brazos Higher Education Authority, Inc. (10-1-A2) 3.72% (3 mo. USD LIBOR + 1.200%)(3)	02/25/35	675,000	688,811
Brazos Higher Education Authority, Inc. (11-1-A3) 3.57% (3 mo. USD LIBOR + 1.050%)(3)	11/25/33	1,695,000	1,710,303
Dryden XXVI Senior Loan Fund (13-26A-AR) 3.20%(1),(2)	04/15/29	2,200,000	2,187,925
Educational Funding of the South, Inc. (11-1-A2) 2.93% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35	1,224,490	1,219,282
Educational Services of America, Inc. (12-2-A) 3.00% (1 mo. USD LIBOR + 0.730%)(1),(3)	04/25/39	594,782	593,231
GCO Education Loan Funding Master Trust (06-2AR-A1RN) 3.05% (1 mo. USD LIBOR + 0.650%)(1),(3)	08/27/46	2,561,486	2,443,873
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	1,542,500	1,543,270
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 3.37%(1),(2)	10/29/29	3,100,000	3,095,002
Higher Education Funding I (14-1-A) 3.57% (3 mo. USD LIBOR + 1.050%)(1),(3)	05/25/34	2,695,551	2,705,112
Navient Student Loan Trust (14-2-A) 2.91% (1 mo. USD LIBOR + 0.640%)(3)	03/25/83	3,607,016	3,556,370
Navient Student Loan Trust (14-3-A) 2.89% (1 mo. USD LIBOR + 0.620%)(3)	03/25/83	3,729,954	3,681,008
Navient Student Loan Trust (14-4-A) 2.89% (1 mo. USD LIBOR + 0.620%)(3)	03/25/83	1,816,086	1,780,756
Navient Student Loan Trust (16-1A-A) 2.97% (1 mo. USD LIBOR + 0.700%)(1),(3)	02/25/70	3,646,917	3,623,842
Nelnet Student Loan Trust (11-1A-A) 3.12% (1 mo. USD LIBOR + 0.850%)(1),(3)	02/25/48	2,188,606	2,202,905
Nelnet Student Loan Trust (14-4A-A2) 3.22% (1 mo. USD LIBOR + 0.950%)(1),(3)	11/25/48	2,965,000	2,935,625
Octagon Investment Partners 25, Ltd. (15-1A-AR) 3.08%(1),(2)	10/20/26	4,500,000	4,498,611
PHEAA Student Loan Trust (15-1A-A) 2.87% (1 mo. USD LIBOR + 0.600%)(1),(3)	10/25/41	1,783,836	1,757,007
SLM Student Loan Trust (03-7A-A5A) 3.61% (3 mo. USD LIBOR + 1.200%)(1),(3)	12/15/33	2,830,342	2,827,870
SLM Student Loan Trust (06-2-A6) 2.45% (3 mo. USD LIBOR + 0.170%)(3)	01/25/41	3,050,036	2,946,130
SLM Student Loan Trust (08-2-B) 3.48% (3 mo. USD LIBOR + 1.200%)(3)	01/25/83	710,000	678,708
SLM Student Loan Trust (08-3-B) 3.48% (3 mo. USD LIBOR + 1.200%)(3)	04/26/83	710,000	673,410
SLM Student Loan Trust (08-4-A4) 3.93% (3 mo. USD LIBOR + 1.650%)(3)	07/25/22	4,931,895	4,993,545
SLM Student Loan Trust (08-4-B) 4.13% (3 mo. USD LIBOR + 1.850%)(3)	04/25/73	710,000	720,271
SLM Student Loan Trust (08-5-B) 4.13% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73	710,000	717,347
SLM Student Loan Trust (08-6-A4) 3.38% (3 mo. USD LIBOR + 1.100%)(3)	07/25/23	4,010,475	4,004,215
SLM Student Loan Trust (08-6-B) 4.13% (3 mo. USD LIBOR + 1.850%)(3)	07/26/83	710,000	714,294
SLM Student Loan Trust (08-7-B) 4.13% (3 mo. USD LIBOR + 1.850%)(3)	07/26/83	710,000	713,199
SLM Student Loan Trust (08-8-B) 4.53% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75	710,000	724,500
SLM Student Loan Trust (08-9-A) 3.78% (3 mo. USD LIBOR + 1.500%)(3)	04/25/23	1,561,347	1,580,712
SLM Student Loan Trust (08-9-B) 4.53% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83	710,000	726,633
SLM Student Loan Trust (11-2-A2) 3.47% (1 mo. USD LIBOR + 1.200%)(3)	10/25/34	2,000,000	2,032,060
SLM Student Loan Trust (12-7-A3) 2.92% (1 mo. USD LIBOR + 0.650%)(3)	05/26/26	2,112,559	2,075,271

Total Asset-backed Securities (Cost: $73,109,617)			73,700,776

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—4.5%
Fannie Mae (14-M12-FA) (ACES) 2.68% (1 mo. USD LIBOR + 0.300%)(3)	10/25/21	$488,147	$485,670
Fannie Mae, Pool #AE0134 4.40%	02/01/20	202,002	203,568
Fannie Mae, Pool #AM3058 3.41%	04/01/28	3,376,164	3,602,914
Fannie Mae, Pool #AM8645 2.69%	05/01/27	4,625,389	4,717,216
Fannie Mae, Pool #AM9536 3.34%	08/01/30	2,936,682	3,144,477
Fannie Mae, Pool #AN0245 3.42%	11/01/35	2,162,729	2,298,385
Fannie Mae, Pool #AN5742 3.19%	05/01/30	3,363,868	3,510,886
Fannie Mae, Pool #AN5977 3.49%	02/01/33	3,000,000	3,214,163
Fannie Mae, Pool #AN9655 3.71%	06/01/30	4,480,000	4,904,692
Fannie Mae, Pool #BL0844 3.87%	02/01/29	5,965,000	6,656,280
Freddie Mac Multifamily Structured Pass-Through Certificates (K158 -A3) 3.90%	10/25/33	2,250,000	2,534,239
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	4,507,605
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ05-A1) 1.42%	05/25/21	916,506	911,424
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H) 3.08%(2)	01/25/46	5,868,567	5,898,093
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2) 2.49%(2)	09/25/26	4,713,282	4,823,856
NCUA Guaranteed Notes (11-C1-2A) 2.89% (1 mo. USD LIBOR + 0.530%)(3)	03/09/21	599,030	599,402

Total Commercial Mortgage-backed Securities—Agency (Cost: $49,481,714)			52,012,870

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—1.9%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09%(1),(2)	08/10/38	1,930,000	2,142,107
BBCMS Trust (13-TYSN-A2) 3.76%(1)	09/05/32	1,740,000	1,758,123
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,416,902
CGRBS Commercial Mortgage Trust (13-VN05-A) 3.37%(1)	03/13/35	1,700,000	1,768,497
CityLine Commercial Mortgage Trust (16-CLNE-A) 2.78%(1),(2)	11/10/31	1,815,000	1,844,015
COMM Mortgage Trust (13-300P-A1) 4.35%(1)	08/10/30	1,515,000	1,615,483
COMM Mortgage Trust (14-277P-A) 3.61%(1),(2)	08/10/49	400,000	423,707
COMM Mortgage Trust (16-787S-A) 3.55%(1)	02/10/36	1,635,000	1,725,161
Core Industrial Trust (15-CALW-A) 3.04%(1)	02/10/34	1,375,573	1,403,504
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(1)	07/10/39	1,185,000	1,237,971
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,224,612
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(2)	01/05/43	1,710,000	1,792,401
VNDO Mortgage Trust (12-6AVE-A) 3.00%(1)	11/15/30	1,550,000	1,581,120
VNDO Mortgage Trust (13-PENN-A) 3.81%(1)	12/13/29	1,675,000	1,698,230

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $21,126,813)			21,631,833

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—27.8%
Fannie Mae (01-14-SH) (I/F) 19.89% (-3.50 x 1 mo. USD LIBOR + 27.825%)(3)	03/25/30	125,771	191,136
Fannie Mae (01-34-FV) 2.77% (1 mo. USD LIBOR + 0.500%)(3)	08/25/31	165,296	166,317
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	1,830,331	1,987,134
Fannie Mae (07-89-GF) 2.79% (1 mo. USD LIBOR + 0.520%)(3)	09/25/37	671,857	675,055
Fannie Mae (08-30-SA) (I/O) (I/F) 4.58% (-1.00 x 1 mo. USD LIBOR + 6.850%)(3)	04/25/38	104,797	20,678
Fannie Mae (08-62-SN) (I/O) (I/F) 3.93% (-1.00 x 1 mo. USD LIBOR + 6.200%)(3)	07/25/38	160,421	29,224
Fannie Mae (09-64-TB) 4.00%	08/25/29	1,596,285	1,667,187
Fannie Mae (09-68-SA) (I/O) (I/F) 4.48% (-1.00 x 1 mo. USD LIBOR + 6.750%)(3)	09/25/39	78,532	13,771
Fannie Mae (10-26-AS) (I/O) (I/F) 4.06% (-1.00 x 1 mo. USD LIBOR + 6.330%)(3)	03/25/40	1,224,860	164,803
Fannie Mae (11-111-DB) 4.00%	11/25/41	4,000,000	4,217,203
Fannie Mae (18-38-LA) 3.00%	06/25/48	5,356,304	5,369,170
Fannie Mae, Pool #254634 5.50%	02/01/23	7,965	8,414
Fannie Mae, Pool #596686 6.50%	11/01/31	11,716	12,951
Fannie Mae, Pool #679263 4.50%	11/01/24	7,196	7,547
Fannie Mae, Pool #727575 5.00%	06/01/33	36,603	38,799
Fannie Mae, Pool #748751 5.50%	10/01/33	92,713	98,831
Fannie Mae, Pool #AB2127 3.50%	01/01/26	810,063	836,642
Fannie Mae, Pool #AL0209 4.50%	05/01/41	631,534	693,313
Fannie Mae, Pool #AL0851 6.00%	10/01/40	629,738	716,326

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #AS9830 4.00%	06/01/47	$4,498,493	$4,697,627
Fannie Mae, Pool #CA1710 4.50%	05/01/48	7,034,050	7,418,805
Fannie Mae, Pool #CA1711 4.50%	05/01/48	5,003,951	5,277,662
Fannie Mae, Pool #CA2208 4.50%	08/01/48	4,484,689	4,716,683
Fannie Mae, Pool #CA2327 4.00%	09/01/48	1,280,867	1,360,765
Fannie Mae, Pool #MA1146 4.00%	08/01/42	2,043,429	2,159,551
Fannie Mae, Pool #MA1561 3.00%	09/01/33	2,939,417	3,004,941
Fannie Mae, Pool #MA1584 3.50%	09/01/33	4,610,273	4,798,264
Fannie Mae, Pool #MA3182 3.50%	11/01/47	1,549,904	1,599,326
Fannie Mae TBA, 15 Year 3.00%(6)	04/01/34	730,000	743,891
Fannie Mae TBA, 30 Year 5.00%(6),(7)	08/01/48	4,425,000	4,701,563
Fannie Mae TBA, 30 Year 4.50%(6),(7)	07/01/48	5,685,000	5,960,009
Freddie Mac (2439-KZ) 6.50%	04/15/32	129,518	145,705
Freddie Mac (2575-FD) (PAC) 2.78% (1 mo. USD LIBOR + 0.450%)(3)	02/15/33	311,010	311,987
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	196,990	204,237
Freddie Mac (3315-S) (I/O) (I/F) 4.09% (-1.00 x 1 mo. USD LIBOR + 6.410%)(3)	05/15/37	32,669	4,088
Freddie Mac (3339-JS) (I/F) 27.72% (-6.50 x 1 mo. USD LIBOR + 42.835%)(3)	07/15/37	437,968	807,961
Freddie Mac (3351-ZC) 5.50%	07/15/37	334,163	374,442
Freddie Mac (3380-SM) (I/O) (I/F) 4.09% (-1.00 x 1 mo. USD LIBOR + 6.410%)(3)	10/15/37	536,902	100,444
Freddie Mac (3382-FL) 3.03% (1 mo. USD LIBOR + 0.700%)(3)	11/15/37	183,114	184,672
Freddie Mac (3439-SC) (I/O) (I/F) 3.58% (-1.00 x 1 mo. USD LIBOR + 5.900%)(3)	04/15/38	1,872,911	279,228
Freddie Mac (3578-DI) (I/O) (I/F) 4.33% (-1.00 x 1 mo. USD LIBOR + 6.650%)(3)	04/15/36	761,030	134,855
Freddie Mac (4818-CA) 3.00%	04/15/48	2,985,595	3,019,763
Freddie Mac, Pool #A97179 4.50%	03/01/41	2,008,355	2,196,255
Freddie Mac, Pool #C90526 5.50%	02/01/22	5,840	5,992
Freddie Mac, Pool #G06360 4.00%	03/01/41	2,410,313	2,576,353
Freddie Mac, Pool #G06498 4.00%	04/01/41	1,768,025	1,888,390
Freddie Mac, Pool #G06499 4.00%	03/01/41	1,275,153	1,353,471
Freddie Mac, Pool #G07849 3.50%	05/01/44	1,424,389	1,486,951
Freddie Mac, Pool #G07924 3.50%	01/01/45	2,807,128	2,931,299
Freddie Mac, Pool #G08710 3.00%	06/01/46	4,472,890	4,544,901
Freddie Mac, Pool #G08711 3.50%	06/01/46	8,458,249	8,738,515
Freddie Mac, Pool #G08715 3.00%	08/01/46	8,385,155	8,520,151
Freddie Mac, Pool #G08716 3.50%	08/01/46	5,675,985	5,867,623
Freddie Mac, Pool #G08721 3.00%	09/01/46	6,774,967	6,879,805
Freddie Mac, Pool #G08722 3.50%	09/01/46	2,237,570	2,314,765
Freddie Mac, Pool #G08726 3.00%	10/01/46	6,498,278	6,601,924
Freddie Mac, Pool #G08732 3.00%	11/01/46	6,301,264	6,401,768
Freddie Mac, Pool #G08795 3.00%	01/01/48	1,305,826	1,322,352
Freddie Mac, Pool #G08816 3.50%	06/01/48	2,055,225	2,109,543
Freddie Mac, Pool #G08826 5.00%	06/01/48	1,528,924	1,625,592
Freddie Mac, Pool #G16584 3.50%	08/01/33	5,418,442	5,614,327
Freddie Mac, Pool #G18592 3.00%	03/01/31	1,889,136	1,930,138
Freddie Mac, Pool #G18670 3.00%	12/01/32	1,428,385	1,458,257
Freddie Mac, Pool #G18713 3.50%	11/01/33	4,490,889	4,644,208
Freddie Mac, Pool #G60344 4.00%	12/01/45	1,274,225	1,353,756
Freddie Mac, Pool #G67700 3.50%	08/01/46	1,901,067	1,982,783
Freddie Mac, Pool #G67703 3.50%	04/01/47	11,311,265	11,793,936
Freddie Mac, Pool #G67706 3.50%	12/01/47	7,661,815	7,988,757
Freddie Mac, Pool #G67707 3.50%	01/01/48	13,350,614	13,958,378
Freddie Mac, Pool #G67708 3.50%	03/01/48	14,947,590	15,538,718
Freddie Mac, Pool #G67710 3.50%	03/01/48	13,090,570	13,575,533
Freddie Mac, Pool #G67711 4.00%	03/01/48	4,272,720	4,530,054
Freddie Mac, Pool #G67718 4.00%	01/01/49	5,648,518	5,951,904
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,994,444	2,087,107
Freddie Mac, Pool #Q20178 3.50%	07/01/43	3,489,316	3,656,402
Ginnie Mae (08-27-SI) (I/O) (I/F) 4.20% (-1.00 x 1 mo. USD LIBOR + 6.470%)(3)	03/20/38	326,986	61,190
Ginnie Mae (08-81-S) (I/O) (I/F) 3.93% (-1.00 x 1 mo. USD LIBOR + 6.200%)(3)	09/20/38	1,245,833	228,827

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae (09-66-UF) 3.33% (1 mo. USD LIBOR + 1.000%)(3)	08/16/39	$489,982	$499,789
Ginnie Mae (10-1-S) (I/O) (I/F) 3.48% (-1.00 x 1 mo. USD LIBOR + 5.750%)(3)	01/20/40	1,944,378	211,583
Ginnie Mae (18-124-NW) 3.50%	09/20/48	2,476,909	2,536,441
Ginnie Mae, Pool #608259 4.50%	08/15/33	40,526	43,270
Ginnie Mae, Pool #782114 5.00%	09/15/36	130,675	144,631
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	4,386,256	4,554,386
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	3,470,999	3,612,723
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	3,349,960	3,482,555
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	3,377,707	3,511,400
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	8,825,875	9,030,293
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	2,873,071	2,982,772
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	1,151,798	1,227,686
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	1,662,292	1,721,155
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	3,053,788	3,258,837
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	1,071,962	1,143,949
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	1,240,952	1,269,093
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	4,898,159	5,003,877
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	11,026,539	11,416,998
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	3,382,820	3,533,108
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	5,925,682	6,190,084
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	5,226,086	5,442,748
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	11,710,436	12,227,265
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	366,426	380,723
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	755,940	788,830
Ginnie Mae II TBA 4.50%(6)	07/01/48	5,725,000	5,965,405
Ginnie Mae II TBA, 30 Year 4.50%(6)	07/01/48	1,760,000	1,833,150

Total Residential Mortgage-backed Securities—Agency (Cost: $320,141,699)			324,653,646

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.2%
Aames Mortgage Investment Trust (06-1-A4) 2.83% (1 mo. USD LIBOR + 0.560%)(3)	04/25/36	6,840,000	6,789,944
Aegis Asset Backed Securities Trust (05-5-2A) 2.52% (1 mo. USD LIBOR + 0.250%)(3)	12/25/35	3,640,353	3,648,808
Banc of America Funding Trust (15-R2-9A1) 2.48% (1 mo. USD LIBOR + 0.215%)(1),(3)	03/27/36	1,816,470	1,814,128
Centex Home Equity (02-C-AF6) 4.50%(2)	09/25/32	11,893	11,947
CIM Trust (17-7-A) 3.00%(1),(2)	04/25/57	6,083,490	6,093,291
Citigroup Mortgage Loan Trust (06-2AD) 2.66%	08/25/36	2,489,272	2,453,542
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(8)	08/25/35	322,077	255,361
COLT Mortgage Loan Trust (17-2-A1A) 2.42%(1),(2)	10/25/47	4,160,728	4,155,001
Conseco Financial Corp. (98-6-A8) 6.66%(2)	06/01/30	466,350	484,262
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	7,370	7,873
CSMC Series, Ltd. (10-3R-2A3) 4.50%(1),(2)	12/26/36	3,601,000	3,694,348
CSMC Series, Ltd. (15-5R-1A1) 3.42%(1),(2)	09/27/46	3,277,622	3,248,209
CSMC Trust (14-7R-8A1) 3.81%(1),(2)	07/27/37	2,534,711	2,539,692
CSMC Trust (18-RPL9-A) 3.85%(1),(2)	09/25/57	5,395,832	5,637,505
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57	5,334,029	5,255,084
GSAA Home Equity Trust (05-11-2A2) 2.59% (1 mo. USD LIBOR + 0.320%)(3)	10/25/35	1,520,813	1,528,849
Home Equity Asset Trust (06-3-1A1) 2.47% (1 mo. USD LIBOR + 0.200%)(3)	07/25/36	2,501,035	2,507,721
Indymac Index Mortgage Loan Trust (05-AR6-2A1) 2.75% (1 mo. USD LIBOR + 0.480%)(3)	04/25/35	806,584	791,014
Mid-State Trust (04-1-B) 8.90%	08/15/37	1,080,675	1,232,796
Morgan Stanley Capital, Inc. (04-WMC2-M1) 3.18% (1 mo. USD LIBOR + 0.915%)(3)	07/25/34	1,106,262	1,115,438
Morgan Stanley Home Equity Loan Trust (05-1-M3) 3.05% (1 mo. USD LIBOR + 0.780%)(3)	12/25/34	1,130,449	1,139,214
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.62%(2)	04/25/34	185,989	202,595
New Century Home Equity Loan Trust (05-D-A1) 2.49% (1 mo. USD LIBOR + 0.220%)(3)	02/25/36	5,130,234	5,057,918
Nomura Resecuritization Trust (14-5R-3A1) 2.64% (1 mo. USD LIBOR + 0.240%)(1),(3)	05/26/37	260,158	260,777
Nomura Resecuritization Trust (15-5R-2A1) 4.45%(1),(2)	03/26/35	1,286,030	1,302,854
Option One Mortgage Loan Trust (05-2-M1) 2.93% (1 mo. USD LIBOR + 0.660%)(3)	05/25/35	3,322,201	3,336,954
Structured Asset Investment Loan Trust (04-6-A3) 3.07% (1 mo. USD LIBOR + 0.800%)(3)	07/25/34	3,436,920	3,365,461
Structured Asset Securities Corp. (03-34A-5A4) 4.59%(2)	11/25/33	361,460	373,511

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 2.53% (1 mo. USD LIBOR + 0.260%)(3)	11/25/45	$4,858,571	$4,862,013
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 4.45%(2)	03/25/35	1,425,830	1,460,548
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%	07/25/37	103,482	103,221
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 3.27% (1 mo. USD LIBOR + 1.005%)(3)	11/25/35	4,087,681	4,116,151
Wells Fargo Home Equity Trust (04-2-A33) 3.27% (1 mo. USD LIBOR + 1.000%)(3)	10/25/34	5,764,740	5,790,932

Total Residential Mortgage-backed Securities — Non-agency (Cost: $82,906,542)			84,636,962

U.S. TREASURY SECURITIES—26.2%
U.S. Treasury Inflation Indexed Note
0.13%(9)	07/15/24	355,889	354,991
0.25%(9)	07/15/29	8,449,284	8,450,336
0.38%(9)	07/15/25	2,780,562	2,809,845
0.50%(9)	04/15/24	4,233,926	4,278,667
1.00%(9)	02/15/49	5,666,220	6,089,723
U.S. Treasury Note
1.63%	06/30/21	13,080,000	13,011,731
1.75%	07/31/21	7,210,000	7,190,989
1.75%	06/30/24	70,819,000	70,506,361
1.75%	07/31/24	48,985,000	48,768,843
2.00%	05/31/24	17,059,000	17,187,609
2.13%	05/31/21	32,650,000	32,770,267
2.38%	05/15/29	15,425,000	15,910,501
2.88%	05/15/49	73,571,000	78,936,448

Total U.S. Treasury Securities (Cost: $301,271,682)			306,266,311

Total Fixed Income Securities (Cost: $1,117,004,431)			1,147,015,757

		Shares
MONEY MARKET INVESTMENTS—3.7%
Dreyfus Government Cash Management Fund—Institutional Shares, 2.22%(10)		424,000	424,000
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(10)		43,122,180	43,122,180

Total Money Market Investments (Cost: $43,546,180)			43,546,180

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—0.4%

U.S. TREASURY SECURITIES—0.4%
U.S. Treasury Bill
2.04%(11)	10/24/19	$3,805,000	3,787,042
2.03%(11),(12)	09/26/19	1,342,000	1,337,762

Total U.S. Treasury Securities (Cost: $5,121,481)			5,124,804

Total Short Term Investments (Cost: $5,121,481)			5,124,804

Total Investments (102.3%) (Cost: $1,165,672,092)			1,195,686,741

Liabilities In Excess Of Other Assets (-2.3%)			(26,786,543)

Net Assets (100.0%)			$1,168,900,198

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation
Long Futures
477	2-Year U.S. Treasury Note Futures	09/30/19	$101,885,585	$102,271,781	$ 386,196
836	5-Year U.S. Treasury Note Futures	09/30/19	97,029,266	98,275,719	1,246,453

			$ 198,914,851	$ 200,547,500	$ 1,632,649

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
66,260,000(13)	04/11/22	Quarterly	3 Month USD LIBOR	2.26%	$637,547	$—	$637,547
25,640,000(13)	05/08/22	Quarterly	3 Month USD LIBOR	2.28%	259,654	$—	259,654
10,505,000(13)	05/08/25	Quarterly	2.37%	3 Month USD LIBOR	(294,186)	$—	(294,186)
27,240,000(13)	04/11/25	Quarterly	2.3370%	3 Month USD LIBOR	(727,003)	$—	(727,003)

					$(123,988)	$—	$(123,988)

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Notes to Schedule of Investments:
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $141,196,604 or 12.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(4)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)		Restricted security (Note 3).
(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(10)		Rate disclosed is the 7-day net yield as of July 31, 2019.
(11)		Rate shown represents yield-to-maturity.
(12)		All or a portion of this security is held as collateral for open futures contracts.
(13)		This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	27.8%
U.S. Treasury Securities	26.6
Corporate Bonds	23.7
Residential Mortgage-Backed Securities—Non-Agency	7.2
Asset-Backed Securities	6.3
Commercial Mortgage-Backed Securities—Agency	4.5
Money Market Investments	3.7
Commercial Mortgage-Backed Securities—Non-Agency	1.9
Municipal Bonds	0.6
Other*	(2.3)

Total	100.0%

*	Includes cash, futures, and swaps, pending trades, interest receivable, fund share transactions and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$276,126,090	$980,092	$277,106,182
Municipal Bonds	—	7,007,177	—	7,007,177
Asset-Backed Securities	—	73,700,776	—	73,700,776
Commercial Mortgage-Backed Securities—Agency	—	52,012,870	—	52,012,870
Commercial Mortgage-Backed Securities—Non-Agency	—	21,631,833	—	21,631,833
Residential Mortgage-Backed Securities—Agency	—	324,653,646	—	324,653,646
Residential Mortgage-Backed Securities—Non-Agency	—	84,636,962	—	84,636,962
U.S. Treasury Securities	284,282,749	21,983,562	—	306,266,311

Total Fixed Income Securities	284,282,749	861,752,916	980,092	1,147,015,757

Money Market Investments	43,546,180	—	—	43,546,180
Short-Term Investments	5,124,804	—	—	5,124,804

Total Investments	$332,953,733	$861,752,916	$980,092	$1,195,686,741

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,632,649	—	—	1,632,649
Swap Agreements
Interest Rate Risk	—	897,201	—	897,201

Total	$334,586,382	$862,650,117	$980,092	$1,198,216,591

Liability Derivatives
Swap Agreements
Interest Rate Risk	$—	$(1,021,189)	$—	$(1,021,189)

Total	$—	$(1,021,189)	$—	$(1,021,189)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—95.4% of Net Assets
Angola—1.3%
Angolan Government International Bond
8.25%(1)	05/09/28		$39,149,000	$41,938,366
9.38%(1)	05/08/48		30,660,000	33,900,762

Total Angola (Cost: $70,389,750)				75,839,128

Argentina—4.0%
Argentine Republic Government International Bond
4.63%	01/11/23		59,973,000	50,215,393
5.63%	01/26/22		16,470,000	14,295,960
5.88%	01/11/28		32,605,000	25,800,336
6.88%	01/26/27		62,560,000	51,846,600
7.50%	04/22/26		49,855,000	42,875,300
7.63%	04/22/46		58,205,000	46,956,884

Total Argentina (Cost: $226,698,271)				231,990,473

Bahrain—2.5%
Bahrain Government International Bond
6.75%(2)	09/20/29		41,090,000	45,793,778
7.00%(1)	10/12/28		28,980,000	32,837,962
7.50%(2)	09/20/47		29,115,000	33,220,215
Oil and Gas Holding Co. (The)
7.50%(1)	10/25/27		17,680,000	19,670,768
8.38%(1)	11/07/28		12,850,000	15,084,911

Total Bahrain (Cost: $128,085,875)				146,607,634

Belarus—0.2% (Cost: $12,800,000)
Development Bank of the Republic of Belarus JSC 6.75%(1)	05/02/24		12,800,000	13,443,328

Brazil—8.4%
Banco BTG Pactual S.A. 7.75%(1),(3)	02/15/29		31,225,000	32,829,965
Banco do Brasil S.A.
6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%)(2),(4),(5)	10/29/49		19,245,000	19,245,000
9.00% (10 year U.S. Treasury Constant Maturity Rate + 6.362%)(2),(4),(5)	06/29/49		22,597,000	25,327,705
Brazil Notas do Tesouro Nacional, Series F 10.00%	01/01/27	BRL	183,800,000	56,868,272
CIMPOR Financial Operations BV 5.75%(2)	07/17/24		$18,797,000	16,879,706
CSN Islands XII Corp. 7.00%(2),(5)	09/29/49		20,188,000	18,840,779
CSN Resources S.A.
7.63%(1)	02/13/23		3,522,000	3,741,949
7.63%(1)	04/17/26		9,233,000	9,888,081
GTL Trade Finance, Inc. 7.25%(2)	04/16/44		12,065,000	14,658,975
JBS Investments II GmbH 5.75%(1)	01/15/28		9,520,000	9,677,080
Klabin Austria GmbH 7.00%(1)	04/03/49		22,985,000	24,714,851
Light Servicos de Eletricidade S.A./Light Energia S.A. 7.25%(1)	05/03/23		14,935,000	16,055,125
MARB BondCo PLC 6.88%(1)	01/19/25		21,465,000	22,014,504
Petrobras Global Finance B.V.
6.85%	12/31/99		101,978,000	111,201,910
6.90%	03/19/49		40,725,000	45,783,045
Suzano Austria GmbH 7.00%(1)	03/16/47		22,200,000	25,725,360
Usiminas International S.A.R.L. 5.88%(1)	07/18/26		30,031,000	30,568,555

Total Brazil (Cost: $458,364,224)				484,020,862

Chile—0.7%
AES Gener S.A. 7.13%(1),(3)	03/26/79		16,683,000	18,038,494
Latam Finance, Ltd. 7.00%(1)	03/01/26		20,475,000	21,660,502

Total Chile (Cost: $37,150,959)				39,698,996

China—1.9%
China Evergrande Group 8.25%(2)	03/23/22		22,890,000	22,215,638
China SCE Group Holdings, Ltd. 7.45%(2)	04/17/21		15,004,000	15,341,376
Fantasia Holdings Group Co. Ltd 7.38%(2)	10/04/21		13,118,000	12,157,762
Kaisa Group Holdings, Ltd. 8.50%(2)	06/30/22		20,380,000	19,593,459
New Metro Global, Ltd. 6.50%(2)	04/23/21		20,180,000	19,170,716
Sunac China Holdings, Ltd. 7.88%(2)	02/15/22		19,000,000	19,356,250

Total China (Cost: $107,800,656)				107,835,201

Colombia—3.9%
Banco GNB Sudameris S.A. 6.50% (5 year U.S. Treasury Constant Maturity Rate + 4.561%)(1),(4)	04/03/27		9,719,000	10,190,372
Colombia Government International Bond
4.50%	03/15/29		27,270,000	29,874,558
5.00%	06/15/45		70,570,000	78,509,125
Ecopetrol S.A. 5.88%	05/28/45		43,115,000	48,586,318
Empresas Publicas de Medellin ESP 4.25%(1)	07/18/29		16,335,000	16,833,217
Gran Tierra Energy, Inc. 7.75%(1)	05/23/27		15,555,000	15,496,669
Millicom International Cellular S.A. 6.25%(1)	03/25/29		21,950,000	23,744,412

Total Colombia (Cost: $202,770,842)				223,234,671

Costa Rica—2.1%
Autopistas del Sol S.A. 7.38%(1)	12/30/30		22,507,520	22,700,944
Costa Rica Government International Bond
4.38%(2)	04/30/25		29,035,000	28,402,037
7.00%(2)	04/04/44		30,329,000	31,153,570
7.16%(2)	03/12/45		39,514,000	41,187,171

Total Costa Rica (Cost: $115,415,752)				123,443,722

Dominican Republic—2.5%
Dominican Republic International Bond
5.95%(1)	01/25/27		34,373,000	37,535,316
6.00%(1)	07/19/28		46,830,000	51,396,393
6.40%(1)	06/05/49		37,745,000	40,475,615
6.85%(2)	01/27/45		14,456,000	16,173,373

Total Dominican Republic (Cost: $133,646,317)				145,580,697

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Ecuador—2.3%
Ecuador Government International Bond
7.88%(1)	01/23/28		$77,963,000	$76,196,651
7.95%(2)	06/20/24		50,180,000	52,121,966
10.75%(1)	01/31/29		5,880,000	6,603,975

Total Ecuador (Cost: $121,178,277)				134,922,592

Egypt—3.0%
Egypt Government International Bond
6.59%(1)	02/21/28		30,123,000	31,073,757
7.60%(1)	03/01/29		74,575,000	80,040,229
8.70%(1)	03/01/49		56,622,000	62,059,694

Total Egypt (Cost: $161,968,656)				173,173,680

El Salvador—1.1%
El Salvador Government International Bond
5.88%(2)	01/30/25		16,785,000	17,317,399
7.12%(1)	01/20/50		12,970,000	13,196,975
7.63%(2)	02/01/41		15,850,000	17,197,409
7.65%(2)	06/15/35		16,312,000	17,820,860

Total El Salvador (Cost: $61,720,710)				65,532,643

Ghana—1.6%
Ghana Government International Bond
8.13%(1)	03/26/32		67,150,000	68,472,855
8.95%(1)	03/26/51		24,375,000	25,239,947

Total Ghana (Cost: $91,588,920)				93,712,802

Guatemala—0.6%
Guatemala Government Bond
4.90%(1)	06/01/30		19,590,000	20,456,245
6.13%(1)	06/01/50		13,205,000	14,393,450

Total Guatemala (Cost: $32,685,592)				34,849,695

India—1.7%
Azure Power Energy, Ltd. 5.50%(1)	11/03/22		13,667,000	13,821,710
Delhi International Airport, Ltd. 6.45%(1)	06/04/29		18,355,000	19,387,469
Greenko Solar Mauritius, Ltd. 5.95%(1)	07/29/26		19,175,000	19,222,937
Neerg Energy, Ltd. 6.00%(1)	02/13/22		18,042,000	17,887,380
Vedanta Resources PLC 6.13%(2)	08/09/24		30,469,000	28,634,766

Total India (Cost: $96,196,592)				98,954,262

Indonesia—5.7%
Freeport-McMoRan, Inc. 5.40%	11/14/34		22,630,000	21,951,100
Indonesia Asahan Aluminium Persero PT
6.53%(1)	11/15/28		21,688,000	26,140,852
6.76%(1)	11/15/48		60,187,000	74,970,618
Indonesia Treasury Bond 8.38%	03/15/34	IDR	361,865,000,000	27,403,845
Minejesa Capital BV 5.63%(1)	08/10/37		$50,585,000	54,490,162
Perusahaan Penerbit SBSN Indonesia III
4.15%(2)	03/29/27		65,605,000	69,410,090
4.45%(2)	02/20/29		17,420,000	18,932,056
Saka Energi Indonesia PT 4.45%(1)	05/05/24		35,219,000	35,426,799

Total Indonesia (Cost: $303,869,455)				328,725,522

Iraq—0.6% (Cost: $28,311,921)
Iraq International Bond 5.80%(2)	01/15/28		32,130,000	32,001,480

Ivory Coast—0.9% (Cost: $47,771,944)
Ivory Coast Government International Bond 6.13%(1)	06/15/33		52,830,000	49,937,716

Kazakhstan—2.9%
Kazakhstan Temir Zholy National Co. JSC 4.85%(1)	11/17/27		35,605,000	38,632,066
KazMunayGas National Co. JSC
5.38%(1)	04/24/30		30,035,000	33,689,268
5.75%(1)	04/19/47		82,804,000	95,121,095

Total Kazakhstan (Cost: $149,241,149)				167,442,429

Kenya—0.9%
Kenya Government International Bond
7.00%(1)	05/22/27		33,255,000	34,850,874
8.00%(1)	05/22/32		18,750,000	19,929,000

Total Kenya (Cost: $52,170,759)				54,779,874

Lebanon—1.4%
Lebanon Government International Bond
6.00%(2)	01/27/23		44,809,000	37,341,222
6.10%(2)	10/04/22		23,140,000	19,655,116
6.65%(2)	04/22/24		30,230,000	24,734,186

Total Lebanon (Cost: $84,358,105)				81,730,524

Mexico—2.1%
Banco Mercantil del Norte S.A. 6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%)(1),(4),(5)	12/31/99		17,405,000	17,507,690
Banco Mercantil del Norte S.A.
7.50% (10 year Treasury Constant Maturity Rate + 5.470%)(1),(4),(5)	12/31/99		18,500,000	18,814,500
7.63% (10 year U.S. Treasury Constant Maturity Rate + 5.353%)(1),(4),(5)	12/31/99		15,126,000	15,481,460
Petroleos Mexicanos
6.50%	01/23/29		13,098,000	12,849,138
6.63%	06/15/35		42,935,000	40,283,764
Unifin Financiera SAB de CV SOFOM ENR 8.38%(1)	01/27/28		15,840,000	15,720,883

Total Mexico (Cost: $120,991,951)				120,657,435

Mongolia—0.5%
Development Bank of Mongolia LLC 7.25%(1)	10/23/23		12,880,000	13,499,528
Mongolia Government International Bond 5.13%(2)	12/05/22		12,793,000	12,924,795

Total Mongolia (Cost: $24,680,041)				26,424,323

Nigeria—2.5%
IHS Netherlands Holdco BV 9.50%(2)	10/27/21		16,185,000	16,808,122
Nigeria Government International Bond

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Nigeria (Continued)
7.14%(1)	02/23/30		$49,300,000	$51,071,719
7.70%(1)	02/23/38		74,290,000	76,860,583

Total Nigeria (Cost: $136,852,815)				144,740,424

Oman—2.5%
Oman Government International Bond
5.63%(1)	01/17/28		75,415,000	74,747,577
6.00%(1)	08/01/29		29,415,000	29,377,643
6.75%(2)	01/17/48		40,841,000	38,569,669

Total Oman (Cost: $138,574,660)				142,694,889

Pakistan—0.6% (Cost: $31,282,823)
Pakistan Government International Bond 6.88%(2)	12/05/27		33,930,000	35,375,418

Panama—2.2%
Aeropuerto Internacional de Tocumen S. A. 6.00%(1)	11/18/48		16,565,000	20,167,888
AES Panama SRL 6.00%(1)	06/25/22		17,384,000	17,921,818
Banistmo S.A. 3.65%(1)	09/19/22		7,139,000	7,202,180
C&W Senior Financing DAC
6.88%(1)	09/15/27		22,924,000	23,985,381
7.50%(1)	10/15/26		12,975,000	13,883,250
Global Bank Corp. 5.25%(1),(3)	04/16/29		29,215,000	30,976,664
Sable International Finance, Ltd. 5.75%(1)	09/07/27		9,800,000	10,084,200

Total Panama (Cost: $115,439,195)				124,221,381

Paraguay—0.9%
Paraguay Government International Bond
5.40%(1)	03/30/50		19,600,000	22,144,937
5.60%(2)	03/13/48		26,017,000	29,939,876

Total Paraguay (Cost: $45,521,367)				52,084,813

Peru—2.1%
Inkia Energy, Ltd. 5.88%(1)	11/09/27		16,705,000	17,452,549
Nexa Resources S.A. 5.38%(2)	05/04/27		20,488,000	21,615,045
Peru LNG SRL 5.38%(1)	03/22/30		30,377,000	33,072,959
Petroleos del Peru S.A.
4.75%(2)	06/19/32		16,250,000	17,594,850
5.63%(1)	06/19/47		14,135,000	16,096,938
Telefonica del Peru S.A. 7.38%(1)	04/10/27	PEN	54,860,000	17,883,920

Total Peru (Cost: $115,661,857)				123,716,261

Qatar—3.6%
Qatar Government International Bond
4.00%(1)	03/14/29		$124,804,000	136,406,872
4.82%(1)	03/14/49		13,560,000	15,729,695
5.10%(1)	04/23/48		44,490,000	53,591,764

Total Qatar (Cost: $185,518,494)				205,728,331

Russia—3.9%
Russian Federation Government Bond
4.25%(2)	06/23/27		45,200,000	47,256,600
4.38%(1)	03/21/29		46,800,000	48,999,600
5.10%(1)	03/28/35		89,000,000	96,894,300
5.10%(2)	03/28/35		32,200,000	35,056,140

Total Russia (Cost: $215,374,888)				228,206,640

Saudi Arabia—3.8%
Saudi Arabian Oil Co.
3.50%(1)	04/16/29		19,935,000	20,487,199
4.25%(1)	04/16/39		21,765,000	22,578,467
Saudi Government International Bond
3.25%(2)	10/26/26		29,000,000	29,951,200
4.38%(2)	04/16/29		84,540,000	93,467,424
4.50%(2)	10/26/46		51,160,000	54,280,760

Total Saudi Arabia (Cost: $208,560,039)				220,765,050

Senegal—0.7% (Cost: $39,161,675)
Senegal Government International Bond 6.75%(2)	03/13/48		43,240,000	41,760,381

South Africa—3.2%
Eskom Holdings SOC, Ltd. 7.13%(2)	02/11/25		11,760,000	12,235,175
Gold Fields Orogen Holdings BVI, Ltd. 6.13%(1)	05/15/29		24,210,000	26,509,950
Petra Diamonds US Treasury PLC 7.25%(2)	05/01/22		17,500,000	16,537,500
SASOL Financing USA LLC 6.50%	09/27/28		22,035,000	24,749,712
South Africa Government Bond
4.30%	10/12/28		49,090,000	47,524,078
4.85%	09/27/27		25,020,000	25,317,112
5.88%	06/22/30		28,805,000	30,702,299

Total South Africa (Cost: $172,563,177)				183,575,826

Sri Lanka—3.3%
Sri Lanka Government Bond
5.75%(1)	04/18/23		60,585,000	60,730,404
6.35%(1)	06/28/24		10,875,000	10,983,750
6.75%(2)	04/18/28		38,813,000	38,182,289
6.85%(1)	03/14/24		24,605,000	25,404,663
7.55%(1)	03/28/30		27,425,000	28,042,062
7.85%(1)	03/14/29		25,215,000	26,253,667

Total Sri Lanka (Cost: $181,471,323)				189,596,835

Tanzania—0.2% (Cost: $13,118,419)
HTA Group, Ltd. 9.13%(2)	03/08/22		12,829,000	13,468,526

Tunisia—0.5%
Banque Centrale de Tunisie International Bond
6.38%(1)	07/15/26	EUR	13,490,000	15,070,830
6.75%(1)	10/31/23	EUR	13,275,000	15,272,569

Total Tunisia (Cost: $30,046,603)				30,343,399

Turkey—4.8%
Turkcell Iletisim Hizmetleri AS 5.80%(1)	04/11/28		$17,850,000	16,868,250
Turkey Government International Bond
5.75%	03/22/24		31,225,000	30,874,530
6.00%	03/25/27		101,240,000	98,233,172
6.35%	08/10/24		32,720,000	33,027,568
6.88%	03/17/36		65,448,000	64,285,971
Turkiye Vakiflar Bankasi TAO 6.88% (USD 5 Year Swap rate + 5.439%)(2),(4)	02/03/25		16,975,000	15,678,004

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Turkey (Continued)
Yapi ve Kredi Bankasi AS 8.25%(1)	10/15/24		$16,475,000	$16,942,890

Total Turkey (Cost: $266,081,994)				275,910,385

Ukraine—3.9%
Ukraine Government International Bond
0.00%(2),(3),(6)	05/31/40		35,819,000	30,671,810
7.75%(2)	09/01/22		29,975,000	31,860,427
7.75%(2)	09/01/23		38,538,000	41,320,443
7.75%(2)	09/01/26		44,715,000	47,344,242
7.75%(2)	09/01/27		46,041,000	48,742,916
8.99%(1)	02/01/24		24,995,000	27,801,389

Total Ukraine (Cost: $205,888,884)				227,741,227

United Arab Emirates—0.4% (Cost: $19,572,911)
DP World PLC 5.63%(1)	09/25/48		19,570,000	21,710,958

Uruguay—1.6%
Uruguay Government International Bond
4.38%	01/23/31		32,650,000	35,706,040
4.98%	04/20/55		51,195,000	57,802,355

Total Uruguay (Cost: $83,668,166)				93,508,395

Venezuela—0.5%
Venezuela Government International Bond
8.25%(2),(7),(8)	10/13/24		68,054,200	10,037,994
9.25%(7),(8)	09/15/27		60,955,000	8,990,863
9.25%(2),(7),(8)	05/07/28		49,048,000	7,234,580

Total Venezuela (Cost: $58,451,914)				26,263,437

Vietnam—0.4% (Cost: $20,250,625)
Mong Duong Finance Holdings BV 5.13%(1)	05/07/29		20,210,000	20,323,176

Zambia—0.5%
First Quantum Minerals, Ltd.
6.88%(1)	03/01/26		14,150,000	13,424,813
7.50%(1)	04/01/25		18,556,000	18,234,980

Total Zambia (Cost: $31,953,287)				31,659,793

Indonesia—0.5% (Cost: $27,470,995)
Indonesia Treasury Bond 8.25%	05/15/29	IDR	369,415,000,000	27,936,072

Total Fixed Income Securities (Cost: $5,212,342,829)				5,515,871,306

PURCHASED OPTIONS(9) (0.0%) (Cost: $779,190)				439,812

MONEY MARKET INVESTMENTS (4.2% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(10)			244,051,421	244,051,422

Total Money Market Investments (Cost: $244,051,422)				244,051,422

Total Investments (99.6%) (Cost: $5,457,173,441)				5,760,362,540
Excess Of Other Assets Over Liabilities (0.4%)				21,497,239

Total Net Assets (100.0%)				$5,781,859,779

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

PURCHASED OPTIONS—OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Put / JPY Call	BNP Paribas S.A.	JPY	108	10/15/19	57,000	57,000	$439,812	$779,190	$(339,378)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
BNP Paribas S.A.	INR	3,921,848,736	10/01/19	$56,720,000	$56,665,653	$(54,347)
Citibank N.A.	SAR	69,663,299	04/06/20	18,493,045	18,561,802	68,757

				$75,213,045	$75,227,455	$14,410

SELL (12)
BNP Paribas S.A.	TWD	1,756,048,447	10/01/19	$56,720,000	$56,659,171	$60,829
Citibank N.A.	SAR	69,663,299	04/06/20	18,470,000	18,561,802	(91,802)

				$75,190,000	$75,220,973	$(30,973)

Notes to the Schedule of Investments:
BRL	-	Brazilian Real.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
PEN	-	Peruvian Nuevo Sol.
SAR	-	Saudi Riyal.
TWD	-	Taiwan Dollar.
USD	-	U.S. Dollar.
OTC		Over the Counter.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $2,803,621,740 or 48.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2019, the value of these securities amounted to $1,521,798,246 or 26.3% of net assets.
(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(5)		Perpetual Maturity.
(6)		Security is not accruing interest.
(7)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)		See options table for description of purchased options.
(10)		Rate disclosed is the 7-day net yield as of July 31, 2019.
(11)		Fund buys foreign currency, sells U.S. Dollar.
(12)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Agriculture	0.2%
Airlines	0.4
Banks	3.8
Building Materials	0.3
Chemicals	0.4
Commercial Services	0.8
Currency Options	0.0 *
Diversified Financial Services	0.8
Electric	3.0
Energy-Alternate Sources	0.9
Engineering & Construction	1.0
Food	0.4
Foreign Government Bonds	62.3
Forest Products & Paper	0.4
Iron & Steel	1.3
Metal Fabricate & Hardware	0.2
Mining	4.3
Oil & Gas	9.5
Packaging & Containers	0.4
Pipelines	0.6
Real Estate	1.9
Telecommunications	1.8
Transportation	0.7
Money Market Investments	4.2

Total	99.6%

*	Amount rounds to less than 0.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$9,677,080	$—	$9,677,080
Airlines	—	21,660,502	—	21,660,502
Banks	—	221,153,192	—	221,153,192
Building Materials	—	16,879,706	—	16,879,706
Chemicals	—	24,749,712	—	24,749,712
Commercial Services	—	44,411,902	—	44,411,902
Diversified Financial Services	—	48,550,848	—	48,550,848
Electric	—	173,349,716	—	173,349,716
Energy-Alternate Sources	—	50,932,027	—	50,932,027
Engineering & Construction	—	56,363,479	—	56,363,479
Food	—	22,014,504	—	22,014,504
Foreign Government Bonds	—	3,574,297,723	26,263,437	3,600,561,160
Forest Products & Paper	—	25,725,360	—	25,725,360
Iron & Steel	—	77,698,339	—	77,698,339
Metal Fabricate & Hardware	—	13,468,526	—	13,468,526
Mining	—	248,019,624	—	248,019,624
Oil & Gas	—	549,951,139	—	549,951,139
Packaging & Containers	—	24,714,851	—	24,714,851
Pipelines	—	33,072,959	—	33,072,959
Real Estate	—	107,835,201	—	107,835,201
Telecommunications	—	106,449,413	—	106,449,413
Transportation	—	38,632,066	—	38,632,066

Total Fixed Income Securities	—	5,489,607,869	26,263,437	5,515,871,306

Currency Options	—	439,812	—	439,812
Money Market Investments	244,051,422	—	—	244,051,422

Total Investments	$244,051,422	$5,490,047,681	$26,263,437	$5,760,362,540

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	129,586	—	129,586

Total	$244,051,422	$5,490,177,267	$26,263,437	$5,760,492,126

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(146,149)	$—	$(146,149)

Total	$—	$(146,149)	$—	$(146,149)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—87.8% of Net Assets
Argentina—1.0% (Cost: $2,273,123)
Argentine Republic Government International Bond 6.88%	01/26/27		$2,750,000	$2,279,063

Brazil—12.3%
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/21	BRL	14,172,000	3,988,076
10.00%	01/01/23	BRL	41,585,000	12,249,041
10.00%	01/01/25	BRL	27,080,000	8,206,264
10.00%	01/01/27	BRL	14,660,000	4,535,849

Total Brazil (Cost: $26,532,449)				28,979,230

Chile—1.8% (Cost: $3,646,243)
Bonos de la Tesoreria de la Republica 2.00%	03/01/35	CLP	2,403,994,120	4,211,999

Colombia—6.5%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	9,972,800,000	3,052,282
7.50%	08/26/26	COP	9,949,000,000	3,349,270
7.75%	09/18/30	COP	12,966,000,000	4,473,162
10.00%	07/24/24	COP	12,004,700,000	4,408,906

Total Colombia (Cost: $15,102,083)				15,283,620

Dominican Republic—0.6% (Cost: $1,306,336)
Dominican Republic International Bond 9.75%(1)	06/05/26	DOP	66,000,000	1,346,774

Egypt—0.4% (Cost: $815,150)
Egypt Government Bond 15.16%	10/10/22	EGP	14,500,000	861,906

Hungary—1.7% (Cost: $3,976,784)
Hungary Government Bond 3.00%	08/21/30	HUF	1,099,000,000	4,022,140

Indonesia—11.6%
Indonesia Treasury Bond
6.63%	05/15/33	IDR	16,025,000,000	1,048,936
7.00%	05/15/22	IDR	8,382,000,000	605,941
7.00%	05/15/27	IDR	21,200,000,000	1,495,359
7.50%	08/15/32	IDR	53,928,000,000	3,780,000
8.25%	05/15/29	IDR	45,334,000,000	3,428,269
8.38%	09/15/26	IDR	86,006,000,000	6,562,889
8.38%	03/15/34	IDR	107,289,000,000	8,124,939
9.00%	03/15/29	IDR	28,498,000,000	2,236,413

Total Indonesia (Cost: $25,882,279)				27,282,746

Malaysia—4.3%
Malaysia Government Bond
3.48%	03/15/23	MYR	5,610,000	1,362,667
3.89%	08/15/29	MYR	20,500,000	5,091,591
3.90%	11/16/27	MYR	6,560,000	1,619,135
4.18%	07/15/24	MYR	5,600,000	1,401,233
4.92%	07/06/48	MYR	2,000,000	544,190

Total Malaysia (Cost: $9,771,224)				10,018,816

Mexico—10.4%
Mexican Bonos
8.00%	09/05/24	MXN	48,660,000	2,643,675
8.50%	11/18/38	MXN	60,090,000	3,365,971
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	73,200,000	3,533,005
7.50%	06/03/27	MXN	82,200,000	4,341,577
7.75%	05/29/31	MXN	41,000,000	2,185,464
7.75%	11/13/42	MXN	69,088,000	3,582,760
10.00%	12/05/24	MXN	79,735,000	4,701,623

Total Mexico (Cost: $23,697,085)				24,354,075

Peru—4.8%
Alicorp SAA 6.88%(1)	04/17/27	PEN	1,726,000	565,490
Peruvian Government International Bond
5.40%(2)	08/12/34	PEN	730,000	236,506
6.15%(2)	08/12/32	PEN	12,162,000	4,194,611
6.90%(2)	08/12/37	PEN	2,021,000	748,587
6.95%(2)	08/12/31	PEN	7,671,000	2,815,706
Telefonica del Peru S.A. 7.38%(1)	04/10/27	PEN	8,450,000	2,754,632

Total Peru (Cost: $10,025,926)				11,315,532

Philippines—0.3% (Cost: $621,682)
Philippine Government Bond 5.50%	03/08/23	PHP	33,300,000	674,152

Poland—3.1% (Cost: $7,068,287)
Poland Government Bond 2.50%	07/25/27	PLN	27,414,000	7,332,715

Romania—2.3%
Romania Government Bond
4.25%	06/28/23	RON	11,705,000	2,799,130
5.00%	02/12/29	RON	4,500,000	1,112,345
5.85%	04/26/23	RON	6,340,000	1,600,002

Total Romania (Cost: $5,512,920)				5,511,477

Russia—7.9%
Russian Federal Bond—OFZ
6.90%	05/23/29	RUB	303,500,000	4,691,683
7.00%	08/16/23	RUB	17,500,000	276,623
7.05%	01/19/28	RUB	142,600,000	2,245,583
7.10%	10/16/24	RUB	327,400,000	5,186,576
7.75%	09/16/26	RUB	84,000,000	1,372,818
8.50%	09/17/31	RUB	275,200,000	4,767,053

Total Russia (Cost: $17,253,639)				18,540,336

South Africa—10.0%
South Africa Government Bond
6.50%	02/28/41	ZAR	89,000,000	4,393,128
8.25%	03/31/32	ZAR	42,300,000	2,743,848
8.50%	01/31/37	ZAR	99,360,000	6,282,489
8.75%	01/31/44	ZAR	60,000,000	3,781,433
8.75%	02/28/48	ZAR	76,900,000	4,825,812
8.88%	02/28/35	ZAR	22,600,000	1,495,865

Total South Africa (Cost: $23,673,437)				23,522,575

Thailand—3.7%
Thailand Government Bond
2.13%	12/17/26	THB	138,193,000	4,598,876
3.30%	06/17/38	THB	65,327,000	2,548,030
3.40%	06/17/36	THB	37,939,000	1,476,407

Total Thailand (Cost: $7,689,459)				8,623,313

Turkey—4.4%
Turkey Government Bond 10.50%	08/11/27	TRY	7,379,044	1,052,112

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Turkey (Continued)
10.70%	02/17/21	TRY	$15,439,271	$2,587,207
11.00%	03/02/22	TRY	10,136,250	1,655,553
11.00%	02/24/27	TRY	30,250,000	4,464,822
16.20%	06/14/23	TRY	3,050,000	561,797

Total Turkey (Cost: $11,328,451)				10,321,491

Ukraine—0.7%
Ukraine Government International Bond
6.75%(1)	06/20/26	EUR	830,000	1,007,200
14.64%(1)	06/10/20	UAH	8,453,000	332,721
17.25%(1)	09/30/20	UAH	7,547,000	298,368

Total Ukraine (Cost: $1,563,011)				1,638,289

Total Fixed Income Securities (Cost: $197,739,568)				206,120,249

		Shares
MONEY MARKET INVESTMENTS—1.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(3)			4,430,770	4,430,770

Total Money Market Investments (Cost: $4,430,770)				4,430,770

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—8.4%
FOREIGN GOVERNMENT BONDS—8.4%

Egypt—4.2%
Egypt Treasury Bills
0.00%(4)	08/06/19	EGP	6,600,000	397,354
0.00%(4)	08/13/19	EGP	54,000,000	3,240,880
0.00%(4)	10/01/19	EGP	26,075,000	1,528,307
0.00%(4)	10/08/19	EGP	13,600,000	794,004
0.00%(4)	10/22/19	EGP	17,150,000	994,224
0.00%(4)	11/19/19	EGP	48,900,000	2,800,373

Total Egypt (Cost: $9,642,268)				9,755,142

Nigeria—2.8%
Nigeria Treasury Bills
0.00%(4)	01/30/20	NGN	860,000,000	2,249,080
0.00%(4)	02/20/20	NGN	648,600,000	1,683,829
0.00%(4)	02/27/20	NGN	278,000,000	720,134
0.00%(4)	04/09/20	NGN	229,753,000	586,881
0.00%(4)	04/16/20	NGN	390,000,000	992,609
0.00%(4)	04/23/20	NGN	172,747,000	439,351

Total Nigeria (Cost: $6,559,540)				6,671,884

Ukraine—1.4%
Ukraine Government Bills
0.00%(1),(4)	09/04/19	UAH	43,618,000	1,710,478
0.00%(1),(4)	10/09/19	UAH	6,809,000	262,857
0.00%(1),(4)	10/16/19	UAH	12,500,000	481,056
0.00%(1),(4)	01/29/20	UAH	22,232,000	817,504

Total Ukraine (Cost: $3,139,193)				3,271,895

Total Short Term Investments (Cost: $19,341,001)				19,698,921

Total Investments (98.1%) (Cost: $221,511,339)				230,249,940
Excess Of Other Assets Over Liabilities (1.9%)				4,375,728

Total Net Assets (100.0%)				$234,625,668

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(5)
Bank of America, N.A.	HUF	1,068,795,000	09/11/19	$3,780,000	$3,662,234	$(117,766)
Bank of America, N.A.	PEN	6,030,000	08/28/19	1,815,445	1,827,267	11,822
Bank of America, N.A.	PLN	8,640,755	08/07/19	2,270,000	2,245,056	(24,944)
Bank of America, N.A.	PLN	8,683,650	09/16/19	2,300,000	2,258,473	(41,527)
Bank of America, N.A.	RON	4,618,620	08/21/19	1,080,000	1,086,754	6,754
Bank of America, N.A.	RUB	398,326,717	08/06/19	6,307,308	6,276,549	(30,759)
Bank of America, N.A.	ZAR	16,752,700	10/09/19	1,165,000	1,172,173	7,173
Barclays Bank PLC	CLP	1,323,075,000	10/18/19	1,950,000	1,888,102	(61,898)
Barclays Bank PLC	PLN	47,548,231	08/07/19	12,420,000	12,354,063	(65,937)
Barclays Bank PLC	RUB	136,451,790	08/06/19	2,097,000	2,150,110	53,110
Barclays Bank PLC	THB	366,406,275	08/22/19	11,835,000	11,919,186	84,186
BNP Paribas S.A.	ARS	78,449,071	09/11/19	1,552,000	1,691,422	139,422
BNP Paribas S.A.	COP	7,346,394,000	08/30/19	2,280,299	2,227,802	(52,497)
BNP Paribas S.A.	CZK	225,079,150	09/10/19	9,925,000	9,767,067	(157,933)
BNP Paribas S.A.	HUF	662,305,700	09/11/19	2,300,000	2,269,396	(30,604)
BNP Paribas S.A.	INR	243,269,544	10/01/19	3,515,000	3,514,931	(69)
Citibank N.A.	INR	160,712,500	10/01/19	2,300,000	2,322,088	22,088
Goldman Sachs & Co.	BRL	4,499,230	10/09/19	1,165,000	1,189,579	24,579
Goldman Sachs & Co.	ZAR	22,222,541	08/05/19	1,551,312	1,567,294	15,982

				$71,608,364	$71,389,546	$(218,818)

SELL(6)
Bank of America, N.A.	BRL	4,499,230	10/09/19	$1,185,568	$1,189,579	$(4,011)
Bank of America, N.A.	CZK	14,712,614	09/10/19	650,000	638,438	11,562
Bank of America, N.A.	RUB	199,928,187	08/06/19	3,030,000	3,150,326	(120,326)
Bank of America, N.A.	TWD	70,897,500	10/01/19	2,300,000	2,287,519	12,481
Barclays Bank PLC	RUB	192,061,200	08/06/19	2,900,000	3,026,364	(126,364)
Barclays Bank PLC	SGD	3,192,710	10/22/19	2,350,000	2,335,494	14,506
BNP Paribas S.A.	PEN	9,633,000	08/28/19	2,850,000	2,919,082	(69,082)
BNP Paribas S.A.	RON	4,618,620	08/21/19	1,079,369	1,086,754	(7,385)
BNP Paribas S.A.	TWD	108,981,561	10/01/19	3,515,000	3,516,306	(1,306)
BNP Paribas S.A.	ZAR	15,897,750	08/05/19	1,100,000	1,121,224	(21,224)
Goldman Sachs & Co.	COP	7,346,394,000	08/30/19	2,178,000	2,227,802	(49,802)
Goldman Sachs & Co.	PLN	16,029,789	08/07/19	4,170,000	4,164,887	5,113
Goldman Sachs & Co.	RUB	142,789,120	08/06/19	2,176,000	2,249,969	(73,969)
Standard Chartered Bank	ZAR	6,324,791	08/05/19	435,000	446,070	(11,070)

				$29,918,937	$30,359,814	$(440,877)

Notes to the Schedule of Investments:
ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nuevo Sol.
PLN	-	Polish Zloty.
RON	-	Romanian New Leu.
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
THB	-	Thai Baht.
TRY	-	Turkish New Lira.
UAH	-	Ukraine Hryvnia.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $9,577,080 or 4.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2019, the value of these securities amounted to $7,995,410 or 3.4% of net assets.

(3)	Rate disclosed is the 7-day net yield as of July 31, 2019.
(4)	Security is not accruing interest.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Food	0.2%
Foreign Government Bonds	86.4
Short Term Investments	8.4
Telecommunications	1.2
Money Market Investments	1.9

Total	98.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Food	$—	$565,490	$—	$565,490
Foreign Government Bonds	—	202,800,127	—	202,800,127
Telecommunications	—	2,754,632	—	2,754,632

Total Fixed Income Securities	—	206,120,249	—	206,120,249

Money Market Investments	4,430,770	—	—	4,430,770
Short-Term Investments	—	19,698,921	—	19,698,921

Total Investments	$4,430,770	$225,819,170	$—	$230,249,940

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	408,778	—	408,778

Total	$4,430,770	$226,227,948	$—	$230,658,718

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,068,473)	$—	$(1,068,473)

Total	$—	$(1,068,473)	$—	$(1,068,473)

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—85.2%
ASSET-BACKED SECURITIES—10.0%
BA Credit Card Trust (18-A2-A2) 3.00%	09/15/23	$10,000	$10,152
BlueMountain CLO, Ltd. (13-1A-A1R2) 3.51%(1),(2)	01/20/29	7,000	7,007
Chase Issuance Trust (12-A7-A7) 2.16%	09/15/24	10,000	10,019
Citibank Credit Card Issuance Trust (14-A5-A5) 2.68%	06/07/23	10,000	10,098
Educational Services of America, Inc. (12-2-A) 3.00% (1 mo. USD LIBOR + 0.730%)(1),(3)	04/25/39	5,948	5,932
Madison Park Funding, Ltd. (18-30A-A) 3.05%(1),(2)	04/15/29	10,000	9,887
Nelnet Student Loan Trust (12-5A-A) 2.87% (1 mo. USD LIBOR + 0.600%)(1),(3)	10/27/36	3,766	3,757
Scholar Funding Trust (11-A-A) 3.16% (3 mo. USD LIBOR + 0.900%)(1),(3)	10/28/43	3,271	3,282
SLM Student Loan Trust (05-4-A3) 2.40% (3 mo. USD LIBOR + 0.120%)(3)	01/25/27	12,072	12,005
SLM Student Loan Trust (08-1-A4) 2.93% (3 mo. USD LIBOR + 0.650%)(3)	01/25/22	9,971	9,873
SLM Student Loan Trust (08-3-A3) 3.28% (3 mo. USD LIBOR + 1.000%)(3)	10/25/21	10,301	10,240
SLM Student Loan Trust (08-3-B) 3.48% (3 mo. USD LIBOR + 1.200%)(3)	04/26/83	10,000	9,485
SLM Student Loan Trust (13-4-A) 2.82% (1 mo. USD LIBOR + 0.550%)(3)	06/25/43	9,569	9,494
SLM Student Loan Trust (13-6-A3) 2.92% (1 mo. USD LIBOR + 0.650%)(3)	06/25/55	10,991	10,959

Total Asset-backed Securities (Cost: $122,056)			122,190

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—8.8%
Fannie Mae (12-M2-X) (I/O) 0.69%(2)	02/25/22	155,391	2,283
Freddie Mac (KJ14-A1) 2.20%	11/25/23	5,297	5,306
Freddie Mac (KJ20-A1) 3.21%	10/25/24	8,891	9,239
Freddie Mac Multifamily Structured Pass Through Certificates (KJ16-A1) 1.97%	04/25/22	4,275	4,267
Freddie Mac Multifamily Structured Pass Through Certificates (KS03-A4) 3.16%(2)	05/25/25	1,000	1,038
Freddie Mac Multifamily Structured Pass-Through Certificates (KF17-A) 2.95% (1 mo. USD LIBOR + 0.550%)(3)	03/25/23	7,468	7,467
Freddie Mac Multifamily Structured Pass-Through Certificates (KF19-A) 2.85% (1 mo. USD LIBOR + 0.450%)(3)	06/25/23	7,251	7,255
Freddie Mac Multifamily Structured Pass-Through Certificates (KF22-A) 2.90% (1 mo. USD LIBOR + 0.500%)(3)	07/25/23	5,954	5,970
Freddie Mac Multifamily Structured Pass-Through Certificates (K503-X3) 1.27%	10/25/42	3,000,000	6,390
Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A) 2.75% (1 mo. USD LIBOR + 0.350%)(3)	09/25/21	765	765
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.65%(2)	09/25/25	500,000	18,015
Freddie Mac Multifamily Structured Pass-Through Certificates (KS10-A10) 2.87% (1 mo. USD LIBOR + 0.610%)(3)	10/25/28	14,441	14,454
FRESB Mortgage Trust (16-SB17-A5F) 1.86%(2)	06/25/21	10,661	10,580
FRESB Mortgage Trust (16-SB20-A5F) 1.74%(2)	07/25/21	4,459	4,409
Ginnie Mae (11-53-IO) (I/O) 0.73%(2)	05/16/51	568,569	5,114
Ginnie Mae (13-1-IO) (I/O) 0.66%(2)	02/16/54	150,694	5,156

Total Commercial Mortgage-backed Securities—Agency (Cost: $104,368)			107,708

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—13.9%
Citigroup Commercial Mortgage Trust (12-GC8-AAB) 2.61%	09/10/45	6,268	6,294
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	7,519	7,566
COMM Mortgage Trust (12-CR2-ASB) 2.75%	08/15/45	4,142	4,146
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.33%(1),(2)	01/10/46	100,000	1,253
Core Industrial Trust (15-CALW-A) 3.04%(1)	02/10/34	9,487	9,679
Core Industrial Trust (15-TEXW-A) 3.08%(1)	02/10/34	9,925	10,138
CSAIL Commercial Mortgage Trust (15-C1-XA) (I/O) 0.89%(2)	04/15/50	281,200	10,534
GS Mortgage Securities Corp. Trust (17-GPTX-XCP) (I/O) 0.79%(1),(2)	05/10/34	150,000	930
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 1.33%(1),(2)	08/10/44	778,590	15,958
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(2)	07/10/46	7,817	8,008
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-XA) (I/O) 1.18%(1),(2)	07/15/46	608,147	9,972
JPMorgan Chase Commercial Mortgage Securities Trust (15-JP1-ASB) 3.73%	01/15/49	10,000	10,510
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.77%(2)	01/15/47	134,649	3,845
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.69%(1),(2),(4)	09/15/39	523,785	5,293
Morgan Stanley Bank of America Merrill Lynch Trust (15-C20-ASB) 3.07%	02/15/48	15,000	15,340

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust (15-C25-ASB) 3.38%	10/15/48	$10,000	$10,297
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	10,000	10,184
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	10,000	10,325
Morgan Stanley Capital I Trust (18-H3-A1) 3.18%	07/15/51	12,795	12,911
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.90%(1),(2)	11/15/45	114,190	5,796

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $163,348)			168,979

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.9% (Cost: $10,894)
Fannie Mae (05-W3-2AF) 2.49% (1 mo. USD LIBOR + 0.220%)(3)	03/25/45	11,173	11,133

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—10.9%
Bear Stearns Alt-A Trust (04-13-A1) 3.01% (1 mo. USD LIBOR + 0.740%)(3)	11/25/34	352	352
Centex Home Equity Loan Trust (05-A-AF5) 5.78%(2)	01/25/35	56,358	56,742
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1) 3.29% (1 mo. USD LIBOR + 1.020%)(3)	11/25/33	9,151	9,100
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 3.27% (1 mo. USD LIBOR + 1.000%)(3)	08/25/34	8,355	8,376
JPMorgan Mortgage Trust (05-A5-TA1) 4.54%(2)	08/25/35	1,189	1,214
JPMorgan Mortgage Trust (05-A6-7A1) 4.32%(2)	08/25/35	18,544	18,168
MASTR Seasoned Securitization Trust (05-1-4A1) 4.63%(2)	10/25/32	13,857	14,331
Mid-State Trust (04-1-M1) 6.50%	08/15/37	19,932	21,068
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 3.17% (1 mo. USD LIBOR + 0.900%)(3)	07/25/34	2,208	2,217
Residential Asset Mortgage Products, Inc. (04-SL3-A2) 6.50%	12/25/31	1,215	1,217

Total Residential Mortgage-backed Securities—Non-agency (Cost: $118,717)			132,785

CORPORATE BONDS—30.9%

Aerospace/Defense—0.3%
United Technologies Corp. 3.17%(2),(3)	08/16/21	4,000	4,001

Airlines—2.1%
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC) 8.05%	05/01/22	16,849	17,112
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	7,435	8,165

			25,277

Auto Manufacturers—1.7%
Ford Motor Credit Co. LLC
4.25%	09/20/22	10,000	10,280
5.75%	02/01/21	5,000	5,205
General Motors Financial Co., Inc. 3.55%	04/09/21	5,000	5,072

			20,557

Banks—6.4%
Bank of America NA 3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%)(3)	01/25/23	10,000	10,225
Citigroup, Inc. 3.23% (3 mo. USD LIBOR + 0.950%)(3)	07/24/23	22,000	22,134
Goldman Sachs Group, Inc. (The) 2.91% (3 mo. USD LIBOR + 0.990%)(3)	07/24/23	5,000	5,048
JPMorgan Chase & Co. 3.30% (3 mo. USD LIBOR + 1.000%)(3)	01/15/23	25,000	25,305
Lloyds TSB Bank PLC (United Kingdom) 6.38%	01/21/21	10,000	10,543
Santander UK Group Holdings PLC (United Kingdom) 3.13%	01/08/21	5,000	5,016

			78,271

Commercial Services—0.4%
IHS Markit, Ltd. 5.00%(1)	11/01/22	5,000	5,294

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.63%	10/30/20	6,000	6,148
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	2,000	2,075

			8,223

Food—0.8%
Conagra Brands, Inc. 2.81%(2),(3)	10/09/20	10,000	9,990

Healthcare-Products—0.4%
Becton Dickinson and Co. 2.89%	06/06/22	5,000	5,068

Healthcare-Services—0.9%
Fresenius Medical Care US Finance II, Inc. 4.13%(1)	10/15/20	5,000	5,083
HCA, Inc. 5.00%	03/15/24	5,000	5,430

			10,513

Insurance—5.7%
Nationwide Mutual Insurance Co. 4.70% (3 mo. USD LIBOR + 2.290%)(1),(3)	12/15/24	70,000	70,000

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.90%(2)	02/01/24	4,000	4,082

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
Fox Corp. 3.67%(1)	01/25/22	$4,000	$4,124

			8,206

Miscellaneous Manufacturers—0.6%
General Electric Co. 3.00% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	10,000	7,495

Pharmaceuticals—2.3%
Allergan Sales LLC 5.00%(1)	12/15/21	6,000	6,290
Bayer US Finance II LLC 3.42%(1),(2)	12/15/23	10,000	10,019
CVS Health Corp.
3.17%(2)	03/09/21	8,000	8,038
4.30%	03/25/28	3,000	3,190

			27,537

Pipelines—0.4%
Energy Transfer Operating LP 4.50%	04/15/24	5,000	5,314

REIT—5.5%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	5,000	5,178
Boston Properties LP (REIT) 4.13%	05/15/21	5,000	5,135
Camden Property Trust 2.95%	12/15/22	5,000	5,078
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	5,000	5,393
HCP, Inc. 3.15%	08/01/22	15,000	15,252
Healthcare Trust of America Holdings LP 3.70%	04/15/23	5,000	5,121
National Retail Properties, Inc. 3.80%	10/15/22	5,000	5,178
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,054
UDR, Inc. 4.63%	01/10/22	5,000	5,217
WEA Finance LLC 3.15%(1)	04/05/22	5,000	5,067
Welltower, Inc. 5.25%	01/15/22	5,000	5,305

			66,978

Retail—0.4%
Alimentation Couche-Tard, Inc. (Canada) 2.70%(1)	07/26/22	5,000	5,002

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom) 4.36%(1),(2)	08/01/24	5,000	5,208

Telecommunications—1.2%
AT&T, Inc. 3.62%(2)	06/12/24	10,000	10,196
Vodafone Group PLC (United Kingdom) 3.75%	01/16/24	4,000	4,168

			14,364

Total Corporate Bonds (Cost: $367,937)			377,298

U.S. TREASURY SECURITIES—9.8%
U.S. Treasury Note
1.63%	06/30/21	50,000	49,739
1.75%	07/31/21	7,000	6,982
2.13%	05/31/21	63,000	63,232

Total U.S. Treasury Securities (Cost: $119,764)			119,953

Total Fixed Income Securities (Cost: $1,007,084)			1,040,046

Security		Shares
Money Market Investments—15.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(5),(6)		192,992	192,992

Total Money Market Investments (Cost: $192,992)			192,992

Total Investments (101.0%) (Cost: $1,200,076)			1,233,038

Liabilities In Excess Of Other Assets (-1.0%)			(12,245)

Net Assets (100.0%)			$1,220,793

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Total Return Swaps(6)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Depreciation	Premium Paid	Value
OTC Swaps
$1,228,910	8/20/19	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(7)	Monthly	$(6,536)	$—	$(6,536)

Notes to Schedule of Investments:

CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/O	-	Interest Only Security.
REIT	-	Real Estate Investment Trust.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $207,046 or 17.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(4)		Restricted security (Note 3).
(5)		Rate disclosed is the 7-day net yield as of July 31, 2019.
(6)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(7)		Custom Index has exposure to the following commodities as shown on the next page.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Gold	$162,174	13.20%	$(183)
WTI Crude Oil	109,257	8.89%	4,929
Brent Crude Oil	98,244	7.99%	3,819
Copper High Grade	88,261	7.18%	(2,835)
Natural Gas	80,339	6.54%	(448)
Corn	75,107	6.11%	(5,233)
Soybeans	68,290	5.56%	(2,913)
Aluminium Primary	50,175	4.08%	(1,531)
Silver	48,482	3.95%	626
Live Cattle	42,479	3.46%	(331)
Nickel Primary	41,926	3.41%	(662)
Soybean Meal	38,784	3.16%	(1,531)
Zinc High Grade	37,183	3.03%	264
Soybean Oil	36,524	2.97%	(423)
Sugar #11	36,111	2.94%	1,828
SRW Wheat	35,624	2.90%	(1,313)
Gasoil	34,594	2.82%	1,415
RBOB Gasoline	33,588	2.73%	1,429
Coffee ‘C’ Arabica	29,607	2.41%	(2,209)
Heating Oil	28,687	2.33%	1,054
Lean Hogs	25,206	2.05%	(2,795)
Cotton	14,803	1.20%	179
HRW Wheat	13,465	1.09%	(515)
United States Treasury Bill	—	—	843

	$1,228,910	100.00%	$(6,536)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Corporate Bonds	30.9%
Money Market Investments	15.8
Commercial Mortgage-Backed Securities—Non-Agency	13.9
Residential Mortgage-Backed Securities—Non-Agency	10.9
Asset-Backed Securities	10.0
U.S. Treasury Securities	9.8
Commercial Mortgage-Backed Securities—Agency	8.8
Residential Mortgage-Backed Securities—Agency	0.9
Other*	(1.0)

Total	100.0%

*	Includes cash, swaps, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$122,190	$—	$122,190
Commercial Mortgage-Backed Securities—Agency	—	107,708	—	107,708
Commercial Mortgage-Backed Securities—Non-Agency	—	168,979	—	168,979
Residential Mortgage-Backed Securities—Agency	—	11,133	—	11,133
Residential Mortgage-Backed Securities—Non-Agency	—	132,785	—	132,785
Corporate Bonds *	—	377,298	—	377,298
U.S. Treasury Securities	112,971	6,982	—	119,953

Total Fixed Income Securities	112,971	927,075	—	1,040,046

Money Market Investments	192,992	—	—	192,992

Total Investments	$305,963	$927,075	$—	$1,233,038

Liability Derivatives
Total Return Swaps
Commodity Risk	$—	$(6,536)	$—	$(6,536)

Total	$—	$(6,536)	$—	$(6,536)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—94.2% of Net Assets
CORPORATE BONDS—19.7%

Advertising—0.0%
Clear Channel International BV (Netherlands) 8.75%(1)	12/15/20	$3,000	$3,071

Aerospace/Defense—0.2%
L3Harris Technologies, Inc. 4.40%(1)	06/15/28	25,000	27,502

Agriculture—0.7%
BAT Capital Corp. 4.54%	08/15/47	10,000	9,467
BAT International Finance PLC (United Kingdom) 2.25%(2)	01/16/30	100,000	119,972

			129,439

Airlines—0.8%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC) 6.70%	12/15/22	11,260	11,961
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC) 6.72%	07/02/24	60,889	65,085
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	12,088	13,198
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	37,175	40,827

			131,071

Auto Manufacturers—0.9%
Ford Motor Credit Co. LLC
2.34%	11/02/20	25,000	24,910
3.20%	01/15/21	15,000	15,062
3.60% (3 mo. USD LIBOR + 1.270%)(3)	03/28/22	20,000	19,767
3.66% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22	25,000	24,546
8.13%	01/15/20	65,000	66,502

			150,787

Banks—3.9%
Bank of America Corp.
3.00% (3.004% to 12/20/22 then 3 mo. USD LIBOR +0.790%)(3)	12/20/23	10,000	10,144
Bank of New York Mellon Corp. (The) 3.25%	09/11/24	10,000	10,365
Citigroup, Inc. 3.14%(4)	01/24/23	75,000	76,022
Goldman Sachs Group, Inc. (The)
2.88% (2.876% to 10/31/17 then 3 mo. USD LIBOR +0.821%)(3)	10/31/22	100,000	100,615
2.91% (3 mo. USD LIBOR + 0.990%)(3)	07/24/23	50,000	50,479
JPMorgan Chase & Co. 3.56%(4)	04/23/24	100,000	103,674
4.02% (4.023% to 12/05/23 then 3 mo. USD LIBOR +1.000%)(3)	12/05/24	40,000	42,434
Kreditanstalt fuer Wiederaufbau (Germany) 1.13%(2)	06/15/37	90,000	115,342
Lloyds Banking Group PLC (United Kingdom)
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR +0.810%)(3)	11/07/23	25,000	24,874
Santander UK Group Holdings PLC (United Kingdom)
4.80% (4.796% to 11/15/23 then 3 mo. USD LIBOR +1.570%)(3)	11/15/24	50,000	53,131
Wells Fargo & Co. 3.00%	04/22/26	85,000	85,968

			673,048

Beverages—0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	29,000	32,972
Anheuser-Busch InBev Worldwide, Inc. 4.75%	01/23/29	25,000	28,501
Bacardi, Ltd. 4.70%(1)	05/15/28	15,000	16,062

			77,535

Biotechnology—0.3%
Amgen, Inc. 4.40%	05/01/45	25,000	26,758
Baxalta, Inc. 2.88%	06/23/20	6,000	6,017
Celgene Corp. 3.88%	08/15/25	20,000	21,286

			54,061

Commercial Services—0.2%
IHS Markit, Ltd. 4.75%	08/01/28	30,000	33,303

Diversified Financial Services—0.4%
Air Lease Corp. 2.13%	01/15/20	35,000	34,931
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	10,000	10,375
5.50%(1)	02/15/24	15,000	16,223

			61,529

Electric—1.1%
AEP Texas Central Co. 3.85%(1)	10/01/25	50,000	52,402
ITC Holdings Corp. 3.65%	06/15/24	40,000	41,798
MidAmerican Energy Co. 3.10%	05/01/27	40,000	41,410
Pennsylvania Electric Co. 3.25%(1)	03/15/28	50,000	50,652

			186,262

Entertainment—0.1%
Churchill Downs, Inc.
4.75%(1)	01/15/28	10,000	10,063
5.50%(1)	04/01/27	5,000	5,239

			15,302

Environmental Control—0.1%
Clean Harbors, Inc. 5.13%(1)	07/15/29	13,000	13,735

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date		Principal Amount	Value
Food—0.4%
Kraft Heinz Foods Co. 3.95%	07/15/25		$35,000	$36,418
Kroger Co. (The) 4.50%	01/15/29		15,000	16,379
Post Holdings, Inc. 5.50%(1)	12/15/29		7,000	7,105
Tyson Foods, Inc. 4.00%	03/01/26		5,000	5,336

				65,238

Healthcare-Products—0.2%
Becton Dickinson and Co. 2.89%	06/06/22		30,000	30,406

Healthcare-Services—1.1%
Anthem, Inc. 3.50%	08/15/24		50,000	51,799
Catalent Pharma Solutions, Inc. 4.88%(1)	01/15/26		15,000	15,375
Centene Corp.
5.38%(1)	06/01/26		10,000	10,550
5.63%	02/15/21		16,000	16,248
CHS / Community Health Systems, Inc. 8.00%(1)	03/15/26		4,000	3,870
HCA, Inc.
4.13%	06/15/29		30,000	30,825
5.00%	03/15/24		3,000	3,258
5.25%	04/15/25		2,000	2,207
Molina Healthcare, Inc. 5.38%	11/15/22		16,000	16,760
Tenet Healthcare Corp.
4.50%	04/01/21		11,000	11,220
4.75%	06/01/20		15,000	15,187
6.00%	10/01/20		5,000	5,175
WellCare Health Plans, Inc. 5.25%	04/01/25		7,000	7,290

				189,764

Insurance—0.5%
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53		80,000	93,500

Media—0.6%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.38%(1)	06/01/29		10,000	10,387
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%	10/23/45		30,000	35,401
CSC Holdings LLC
5.50%(1)	05/15/26		10,000	10,475
6.50%(1)	02/01/29		7,000	7,731
Sirius XM Radio, Inc. 3.88%(1)	08/01/22		15,000	15,206
Walt Disney Co. (The) 4.95%(1)	10/15/45		20,000	25,341

				104,541

Miscellaneous Manufacturers—1.0%
General Electric Co.
3.00% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36		200,000	149,895
5.55%	01/05/26		25,000	27,882

				177,777

Oil & Gas—1.2%
Antero Resources Corp.
5.00%	03/01/25		18,000	16,197
5.13%	12/01/22		6,000	5,739
Centennial Resource Production LLC
6.88%(1)	04/01/27		4,000	3,920
Parsley Energy LLC / Parsley Finance Corp.
5.38%(1)	01/15/25		3,000	3,053
Petroleos Mexicanos
3.13%(2)	11/27/20	EUR	100,000	114,200
5.50%(2)	02/24/25	EUR	30,000	36,355
Range Resources Corp. 4.88%	05/15/25		9,000	7,605
Transocean Pontus, Ltd. 6.13% (1)	08/01/25		15,120	15,649
Transocean Poseidon, Ltd. 6.88%(1)	02/01/27		2,000	2,140
WPX Energy, Inc. 5.75%	06/01/26		5,000	5,156

				210,014

Oil & Gas Services—0.0%
USA Compression Partners LP / USA Compression Finance Corp.
6.88%(1)	09/01/27		4,000	4,180

Packaging & Containers—0.5%
Bemis Co., Inc. 3.10%(1)	09/15/26		25,000	24,241
Berry Global, Inc. 4.88%(1)	07/15/26		4,000	4,170
Crown Americas LLC / Crown Americas Capital Corp. V 4.25%	09/30/26		2,000	2,038
Graphic Packaging International LLC 4.88%	11/15/22		8,000	8,360
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) 5.75%	10/15/20		4,846	4,876
5.80% (3 mo. USD LIBOR + 3.500%)(1),(3)	07/15/21		20,000	20,125
Sealed Air Corp. 5.50%(1)	09/15/25		14,000	15,190
WRKCo, Inc. 4.65%	03/15/26		15,000	16,336

				95,336

Pharmaceuticals—0.8%
AbbVie, Inc. 4.50%	05/14/35		25,000	26,123
AstraZeneca PLC (United Kingdom) 3.38%	11/16/25		25,000	26,087
Bayer US Finance II LLC 3.42%(1),(4)	12/15/23		50,000	50,098
CVS Health Corp. 5.05%	03/25/48		40,000	43,422

				145,730

Pipelines—0.5%
Energy Transfer Partners LP 5.15%	03/15/45		50,000	51,654
Rockies Express Pipeline LLC 5.63%(1)	04/15/20		24,000	24,578
Sabine Pass Liquefaction LLC 5.75%	05/15/24		15,000	16,639

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date		Principal Amount	Value
Pipelines (Continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%(1)	01/15/29		$3,000	$3,316

				96,187

REIT—1.5%
Alexandria Real Estate Equities, Inc. 3.45%	04/30/25		25,000	25,775
American Campus Communities Operating Partnership LP 3.35%	10/01/20		50,000	50,425
GLP Capital LP / GLP Financing II, Inc.
5.30%	01/15/29		15,000	16,306
5.38%	04/15/26		25,000	27,266
HCP, Inc. 3.15%	08/01/22		50,000	50,841
Host Hotels & Resorts LP 5.25%	03/15/22		40,000	42,200
SL Green Operating Partnership LP 3.50%(4),(3)	08/16/21		50,000	50,013

				262,826

Retail—0.6%
Alimentation Couche-Tard, Inc. (Canada) 2.70%(1)	07/26/22		10,000	10,004
eG Global Finance PLC (United Kingdom) 6.75%(1)	02/07/25		9,000	9,068
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%(1)	06/01/26		4,000	4,158
Rite Aid Corp. 6.13%(1)	04/01/23		15,000	12,712
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		60,000	61,223

				97,165

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom) 3.77% (3.766% to 03/08/23 then 3 mo. USD LIBOR +1.064%)(1),(3)	03/08/24		15,000	15,293

Software—0.0%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%(1)	03/01/25		5,000	5,017

Telecommunications—1.6%
AT&T, Inc.
3.40%	05/15/25		45,000	46,285
3.88%	01/15/26		25,000	26,351
4.80%	06/15/44		44,000	46,702
Intelsat Jackson Holdings S. A. (Luxembourg)
5.50%	08/01/23		8,000	7,410
9.75%(1)	07/15/25		15,000	15,581
Level 3 Financing, Inc. 5.38%	01/15/24		10,000	10,154
Qwest Corp. 7.25%	09/15/25		14,000	15,627
Sprint Communications, Inc. 7.00%(1)	03/01/20		6,000	6,143
Sprint Corp.
7.63%	03/01/26		2,000	2,240
T-Mobile USA, Inc.
6.00%	04/15/24		24,000	25,110
Verizon Communications, Inc.
4.27%	01/15/36		55,000	59,799
5.25%	03/16/37		10,000	12,078

				273,480

Total Corporate Bonds (Cost: $3,301,414)				3,423,099

MUNICIPAL BOND—0.3% (Cost: $40,000)
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	43,973

FOREIGN GOVERNMENT BONDS—45.1%
Australia Government Bond
2.75%(2)	04/21/24	AUD	99,000	74,246
3.25%(2)	04/21/29	AUD	170,000	139,357
Brazil Notas do Tesouro Nacional Serie F 10.00%	01/01/29	BRL	135,000	42,503
Canadian Government Bond
0.50%	03/01/22	CAD	215,000	159,409
0.75%	03/01/21	CAD	375,000	281,632
China Development Bank
3.18%	04/05/26	CNY	1,000,000	140,930
3.30%	02/01/24	CNY	600,000	86,895
China Government Bond 3.22%	12/06/25	CNY	850,000	123,854
Colombian TES
6.25%	11/26/25	COP	300,000,000	94,668
7.75%	09/18/30	COP	100,000,000	34,499
Czech Republic Government Bond
0.45%(2)	10/25/23	CZK	3,680,000	154,847
1.50%(2)	10/29/19	CZK	2,420,000	104,993
2.75%	07/23/29	CZK	1,540,000	76,602
France Government Bond OAT
0.00%(2),(5)	03/25/24	EUR	58,000	66,473
2.00%(2)	05/25/48	EUR	130,000	194,446
Hungary Government Bond 3.00%	08/21/30	HUF	14,000,000	51,237
Indonesia Government International Bond 2.63%(2)	06/14/23	EUR	120,000	145,838
Indonesia Treasury Bond
8.25%	05/15/29	IDR	2,105,000,000	159,185
8.38%	03/15/24	IDR	775,000,000	58,740
Ireland Government Bond
0.90%(2)	05/15/28	EUR	125,000	150,730
1.30%(2)	05/15/33	EUR	90,000	111,538
Israel Government Bond 3.75%	03/31/47	ILS	265,000	94,912
Italy Buoni Ordinari del Tesoro BOT
0.00%(2),(5)	10/14/19	EUR	225,000	250,653
0.20%	10/15/20	EUR	235,000	262,900
Italy Buoni Poliennali Del Tesoro 3.85%(2)	09/01/49	EUR	33,000	45,980
Japan Government Ten-Year Bond 1.00%	09/20/21	JPY	56,050,000	529,583
Japan Government Thirty Year Bond 0.70%	12/20/48	JPY	3,500,000	35,402
Japan Government Thirty-Year Bond 2.00%	03/20/42	JPY	41,200,000	525,451
Japan Government Twenty Year Bond 0.50%	09/20/36	JPY	10,100,000	99,042
Kingdom of Belgium Government Bond 1.70%(2)	06/22/50	EUR	35,000	48,443
Korea Treasury Bond
1.75%	12/10/20	KRW	110,000,000	93,294
1.88%	06/10/26	KRW	90,000,000	78,467
Malaysia Government Bond
4.06%	09/30/24	MYR	225,000	55,977
4.64%	11/07/33	MYR	130,000	34,293
Mexico Government Bond (BONOS) 8.00%	12/07/23	MXN	1,750,000	94,622

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexico Government International Bond 1.88%	02/23/22	EUR	$100,000	$116,431
Norway Government Bond
1.75%(2)	02/17/27	NOK	650,000	76,387
1.75%(2)	09/06/29	NOK	355,000	41,843
2.00%(2)	05/24/23	NOK	2,860,000	334,625
3.75%(2)	05/25/21	NOK	450,000	53,516
Peru Government Bond 5.70%	08/12/24	PEN	85,000	28,477
Peruvian Government International Bond 6.35%(2)	08/12/28	PEN	185,000	64,361
Poland Government Bond
1.75%	07/25/21	PLN	200,000	52,177
2.75%	10/25/29	PLN	750,000	205,033
3.25%	07/25/25	PLN	265,000	73,887
Portugal Obrigacoes do Tesouro OT 2.13%(2)	10/17/28	EUR	140,000	182,476
Saudi Government International Bond 0.75%(2)	07/09/27	EUR	100,000	114,736
Singapore Government Bond
2.00%	07/01/20	SGD	110,000	80,562
2.75%	03/01/46	SGD	220,000	172,173
Slovenia Government Bond 1.00%(2)	03/06/28	EUR	40,000	48,535
South Africa Government Bond 8.00%	01/31/30	ZAR	1,880,000	123,899
Spain Government Bond
1.30%(2)	10/31/26	EUR	100,000	122,043
1.40%	01/31/20	EUR	85,000	95,560
1.85%(2)	07/30/35	EUR	100,000	129,971
2.35%(2)	07/30/33	EUR	40,000	55,056
2.75%(2)	10/31/24	EUR	60,000	77,406
2.90%(2)	10/31/46	EUR	102,000	157,784
United Kingdom Gilt
1.63%(2)	10/22/28	GBP	190,000	253,727
1.75%(2)	09/07/37	GBP	154,000	206,532
2.00%(2)	07/22/20	GBP	90,000	111,771
2.75%(2)	09/07/24	GBP	110,000	150,774

Total Foreign Government Bonds (Cost: $7,746,143)				7,831,383

ASSET-BACKED SECURITIES—2.5%
Babson CLO, Ltd. (13-IA-AR) 3.08%(1),(4)	01/20/28		40,000	39,876
BlueMountain CLO, Ltd. (13-1A-A1R2) 3.51%(1),(4),(5)	01/20/29		45,000	45,045
Educational Funding of the South, Inc. (11-1-A2) 2.93% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		19,242	19,160
LCM XIII LP (13A-ARR) 3.40% (3 mo. USD LIBOR + 1.140%)(1),(3)	07/19/27		45,000	45,002
Navient Student Loan Trust (17-1A-A3) 3.42% (1 mo. USD LIBOR + 1.150%)(1),(3)	07/26/66		100,000	101,156
Palmer Square CLO, Ltd. (19-1A-A1) 3.33%(1),(4)	04/20/27		37,942	37,964
SLC Student Loan Trust (06-1-A6) 2.57% (3 mo. USD LIBOR + 0.160%)(3)	03/15/55		100,000	94,823
Student Loan Consolidation Center (02-2-B2) 0.00% (28-Day Auction Rate)(1),(3),(5)	07/01/42		50,000	46,947

Total Asset-backed Securities (Cost: $423,398)				429,973

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—3.8%
Fannie Mae (14-M12-FA) 2.68% (1 mo. USD LIBOR + 0.300%)(3)	10/25/21		$3,897	$3,878
Fannie Mae (16-M2-X3) (I/O) 2.02%(4)	04/25/36		2,062,001	81,587
Fannie Mae (16-M4-X2) (I/O) 2.60%(4)	01/25/39		1,310,683	107,850
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.29%(4)	02/25/23		3,568,602	30,705
Freddie Mac Multifamily Structured Pass Through Certificates (Q010-APT1) 2.93%(4)	04/25/46		85,000	85,531
Freddie Mac Multifamily Structured Pass Through Certificates (Q010-APT2) 2.95%(4)	12/25/47		45,000	45,422
Freddie Mac Multifamily Structured Pass Through Certificates (K019-X1) (I/O) 1.61%(4)	03/25/22		3,322,416	119,885
Freddie Mac Multifamily Structured Pass Through Certificates (KW02-X1) (I/O) 0.31%(4)	12/25/26		3,982,534	60,725
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(4)	11/25/40		600,000	32,550
FREMF Mortgage Trust (10-K6-AX2) (I/O) 0.10%(1),(4)	12/25/46		80,528,482	19,419
Ginnie Mae (11-147-IO) (I/O) 0.01%(4)	10/16/44		3,833,301	22,636
Ginnie Mae (14-86-IO) (I/O) 0.74%(4)	04/16/56		1,361,751	49,334

Total Commercial Mortgage-backed Securities—Agency (Cost: $670,913)				659,522

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.4%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O) 1.30%(1),(4),(6)	04/11/37		1,159,367	14,614
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.23%(4)	03/10/46		962,008	33,204
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.76%(4)	10/15/45		933,255	43,366
COMM Mortgage Trust (14-CR16-XA) (I/O) 0.98%(4)	04/10/47		3,762,334	146,547
COMM Mortgage Trust (14-CR18-XA) (I/O) 1.01%(4)	07/15/47		3,655,030	143,194
GS Mortgage Securities Trust (10-C1-X) (I/O) 1.34%(1),(4)	08/10/43		7,151,899	66,980
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.66%(1),(4)	03/10/44		4,957,052	37,888
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.42%(4)	06/10/46		5,139,506	214,705
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 1.06%(4)	04/10/47		1,427,878	49,346
JP Morgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.80%(4)	04/15/47		3,082,906	74,514
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.49%(1),(4)	02/15/46		6,530,305	54,305
Morgan Stanley Bank of America Merrill Lynch Trust (13-C13-XA) (I/O) 0.99%(4)	11/15/46		4,513,824	160,527

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.35%(4)	02/15/46	$2,245,624	$88,034
Morgan Stanley Bank of America Merrill Lynch Trust (13-C9-XB) (I/O) 0.31%(1),(4)	05/15/46	10,000,000	122,700
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.90%(1),(4)	11/15/45	2,756,307	139,910
WFRBS Commercial Mortgage Trust (13-C12-XA) (I/O) 1.24%(1),(4)	03/15/48	4,204,540	148,059
WFRBS Commercial Mortgage Trust (14-LC14-XA) (I/O) 1.23%(4)	03/15/47	2,360,920	101,014

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $1,483,942)			1,638,907

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—7.7%
Fannie Mae (07-52-LS) (I/O) (I/F) 3.78% (-1.00 X 1 mo. USD LIBOR + 6.050%)(3)	06/25/37	70,673	7,960
Fannie Mae (08-18-SM) (I/O) (I/F) 4.73% (-1.00 X 1 mo. USD LIBOR + 7.000%)(3)	03/25/38	63,816	8,150
Fannie Mae (09-115-SB) (I/O) (I/F) 3.98% (-1.00 X 1 mo. USD LIBOR + 6.250%)(3)	01/25/40	51,642	8,629
Fannie Mae (10-116-SE) (I/O) (I/F) 4.33% (-1.00 X 1 mo. USD LIBOR + 6.600%)(3)	10/25/40	102,716	13,651
Fannie Mae, Pool #AB3679 3.50%	10/01/41	97,933	101,021
Fannie Mae, Pool #AB4045 3.50%	12/01/41	126,380	131,838
Fannie Mae, Pool #AT5914 3.50%	06/01/43	46,607	48,378
Fannie Mae, Pool #BD7081 4.00%	03/01/47	80,110	83,581
Fannie Mae, Pool #CA2208 4.50%	08/01/48	8,708	9,159
Fannie Mae, Pool #MA1527 3.00%	08/01/33	28,454	29,088
Fannie Mae, Pool #MA1652 3.50%	11/01/33	46,197	48,081
Fannie Mae TBA, 15 Year 3.50%(7)	04/01/33	25,000	25,818
Freddie Mac (2990-ND) (I/F) (PAC) 10.99% (-2.54 X 1 mo. USD LIBOR + 16.891%)(3)	12/15/34	691	703
Freddie Mac (3439-SC) (I/O) (I/F) 3.58% (-1.00 X 1 mo. USD LIBOR + 5.900%)(3)	04/15/38	71,519	10,663
Freddie Mac (4891-ZB) 4.00%	06/15/49	45,944	45,901
Freddie Mac, Pool #G08681 3.50%	12/01/45	69,387	71,778
Freddie Mac, Pool #G08698 3.50%	03/01/46	68,864	71,279
Freddie Mac, Pool #G08716 3.50%	08/01/46	68,303	70,609
Freddie Mac, Pool #G08721 3.00%	09/01/46	11,641	11,821
Freddie Mac, Pool #G08722 3.50%	09/01/46	6,885	7,122
Freddie Mac, Pool #G08732 3.00%	11/01/46	15,842	16,095
Freddie Mac, Pool #G08762 4.00%	05/01/47	77,963	81,324
Freddie Mac, Pool #G08833 5.00%	07/01/48	11,623	12,355
Freddie Mac, Pool #G18592 3.00%	03/01/31	8,561	8,747
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	74,130	14,972
Ginnie Mae (11-69-GI) (I/O) 5.00%	05/16/40	99,932	5,357
Ginnie Mae (12-7-PI) (I/O) (PAC) 3.50%	01/20/38	33,187	348
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	39,411	40,971
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	5,844	6,075
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	28,069	29,152
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	28,381	30,251
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	156,066	161,593
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	97,723	102,036
Ginnie Mae II TBA, 30 Year 5.00%(7),(8)	08/01/48	25,000	26,184

Total Residential Mortgage-backed Securities—Agency (Cost: $1,345,354)			1,340,690

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.8%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2) 2.94% (1 mo. USD LIBOR + 0.675%)(3)	05/25/35	36,342	36,586
Banc of America Funding Trust (05-C-A3) 2.57% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	43,623	43,325
BCMSC Trust (00-A-A4) 8.29%(4)	06/15/30	189,525	71,937
Bear Stearns ALT-A Trust (05-8-11A1) 2.81% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	51,437	51,134
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 4.09%(4)	10/25/35	50,353	49,073
Green Tree Financial Corp. (98-6-A8) 6.66%(4)	06/01/30	15,989	16,603
JPMorgan Mortgage Trust (05-A6-7A1) 4.32%(4)	08/25/35	32,881	32,214
Lehman XS Trust (06-9-A1B) 2.43% (1 mo. USD LIBOR + 0.160%)(3)	05/25/46	8,181	15,212
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 2.60% (1 mo. USD LIBOR + 0.330%)(3),(9)	04/25/37	1,251,739	111,393
MortgageIT Trust (05-1-1A1) 2.91% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	44,340	44,688
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 4.47%(4)	12/25/34	30,148	30,433

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 2.89% (1 mo. USD LIBOR + 0.310%)(3)	09/25/45		$53,353	$53,037
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 3.89% (4)	05/25/36		157,547	106,321

Total Residential Mortgage-backed Securities—Non-agency (Cost: $673,984)				661,956

U.S. TREASURY SECURITIES—1.9%
U.S. Treasury Note
1.75%	06/30/24		123,000	122,457
1.75%	07/31/24		114,000	113,497
2.38%	05/15/29		46,000	47,448
2.88%	05/15/49		50,000	53,646

Total U.S. Treasury Securities (Cost: $336,482)				337,048

Total Fixed Income Securities (Cost: $16,021,630)				16,366,551

Security		Shares
INVESTMENT COMPANIES—2.3%
TCW Emerging Markets Income Fund—I Class(10)			47,801	404,395

Total Investment Companies (Cost: $384,289)				404,395

MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(11)			215,582	215,582

Total Money Market Investments (Cost: $215,582)				215,582

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—2.9%
FOREIGN GOVERNMENT BONDS—0.7%
Japan Treasury Bill
0.00%(5)	10/28/19	JPY	9,100,000	83,838
0.00%(5)	08/05/19	JPY	4,750,000	43,749

Total Foreign Government Bonds (Cost: $127,002)				127,587

U.S. TREASURY SECURITIES—2.2%
U.S. Treasury Bill
0.75%(11)	01/02/20		$285,000	282,549
5.57%(11),(12)	09/26/19		93,000	92,706

Total U.S. Treasury Securities (Cost: $375,273)				375,255

Total Short Term Investments (Cost: $502,275)				502,842

Total Investments (100.6%) (Cost: $17,123,776)				17,489,370

Liabilities In Excess Of Other Assets (-0.6%)				(112,917)

Net Assets (100.0%)				$17,376,453

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(13)
Citibank N.A.	BRL	130,000	08/28/19	$32,705	$34,495	$1,790
State Street Bank & Trust Co.	EUR	470,000	10/25/19	531,189	526,790	(4,399)
State Street Bank & Trust Co.	JPY	153,350,000	10/25/19	1,428,362	1,421,083	(7,279)
State Street Bank & Trust Co.	NOK	730,000	10/25/19	85,219	83,286	(1,933)
State Street Bank & Trust Co.	PLN	305,000	10/25/19	80,477	79,405	(1,072)
State Street Bank & Trust Co.	SEK	635,000	10/25/19	68,219	66,592	(1,627)

				$2,226,171	$2,211,651	$(14,520)

SELL(14)
State Street Bank & Trust Co.	AUD	190,000	10/25/19	$133,542	$131,312	$2,230
Citibank N.A.	BRL	265,000	08/28/19	62,097	70,316	(8,219)
State Street Bank & Trust Co.	CNY	1,100,000	09/25/19	159,933	159,710	223
State Street Bank & Trust Co.	CNY	950,000	10/25/19	138,289	137,919	370
State Street Bank & Trust Co.	CZK	3,310,000	10/25/19	145,163	143,749	1,414
Goldman Sachs & Co.	EUR	140,000	10/11/19	164,528	156,748	7,780
State Street Bank & Trust Co.	GBP	90,000	10/25/19	112,316	110,630	1,686
State Street Bank & Trust Co.	HUF	13,700,000	10/25/19	47,357	47,066	291
State Street Bank & Trust Co.	ILS	300,000	10/25/19	85,198	86,223	(1,025)
State Street Bank & Trust Co.	JPY	4,750,000	08/05/19	44,030	43,758	272
State Street Bank & Trust Co.	JPY	9,100,000	10/25/19	84,287	84,329	(42)
State Street Bank & Trust Co.	ZAR	600,000	10/25/19	42,388	41,899	489

				$1,219,128	$1,213,659	$5,469

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ Depreciation
BUY
4	5-Year Government of Canada Bond Futures	09/19/19	$370,932	$368,062	$(2,870)
12	5-Year U.S. Treasury Note Futures	09/30/19	1,395,063	1,410,656	15,593
9	2-Year U.S. Treasury Note Futures	09/30/19	1,922,296	1,929,656	7,360
7	10-Year U.S. Treasury Note Futures	09/19/19	934,939	964,906	29,967
3	U.S. Ultra Long Bond Futures	09/19/19	505,436	532,688	27,252

			$5,128,666	$5,205,968	$77,302

Notes to Schedule of Investments:

CLO	- Collateralized Loan Obligation.
EETC	- Enhanced Equipment Trust Certificate.
I/F	- Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	- Interest Only Security.
PAC	- Planned Amortization Class.
REIT	- Real Estate Investment Trust.
TBA	- To be Announced.
AUD	- Australian Dollar.
BRL	- Brazilian Real.
CAD	- Canadian Dollar.
CNY	- Chinese Yuan.
COP	- Colombian Peso.
CZK	- Czech Koruna.
EUR	- Euro Currency.
GBP	- British Pound Sterling.
HUF	- Hungarian Forint.
IDR	- Indonesian Rupiah.
ILS	- Israeli Shekel.
JPY	- Japanese Yen.
MXN	- Mexican Peso.
NOK	- Norwegian Krona.
PEN	- Peruvian Nuevo Sol.
SEK	- Swedish Krona.
SGD	- Singapore Dollar.
ZAR	- South African Rand.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $1,573,365 or 9.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2019, the value of these securities amounted to $4,054,956 or 23.3% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security is not accruing interest.
(6)	Restricted security (Note 3).
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Affiliated issuer.
(11)	Rate shown represents yield-to-maturity.
(12)	All or a portion of this security is held as collateral for open futures contracts.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (CONT’D)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended July 31, 2019 is as follows:

Name of Affiliated Fund	Value at October 31, 2018 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held July 31, 2019	Value at July 31, 2019 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
TCW Emerging Markets Income Fund—I Class	$356	$16	$—	47,801	$404	$16	$—	$—	$32

Total					$404	$16	$—	$—	$32

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Foreign Government Bonds	45.8%
Corporate Bonds	19.7
Commercial Mortgage-Backed Securities—Non-Agency	9.4
Residential Mortgage-Backed Securities—Agency	7.7
U.S. Treasury Securities	4.1
Residential Mortgage-Backed Securities—Non-Agency	3.8
Commercial Mortgage-Backed Securities—Agency	3.8
Asset-Backed Securities	2.5
Investment Companies	2.3
Money Market Investments	1.2
Municipal Bonds	0.3
Other Assets and Liabilities*	(0.6)

Total	100.0%

*	Includes cash, futures, pending trades, foreign exchange transactions, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2019

Country	Percentage of Net Assets
Australia	1.2%
Belgium	0.3
Bermuda	0.3
Brazil	0.2
Canada	2.6
Cayman Islands	1.2
China	2.0
Colombia	0.7
Czech Republic	1.9
France	1.5
Germany	0.7
Great Britain	5.6
Hungary	0.3
Indonesia	2.1
Ireland	1.5
Israel	0.5
Italy	3.2
Japan	7.6
Luxembourg	0.1
Malaysia	0.5
Mexico	2.1
Netherlands	0.0 *
Norway	2.9
Peru	0.5
Poland	1.9
Portugal	1.1
Saudi Arabia	0.7
Singapore	1.5
Slovenia	0.3
South Africa	0.7
South Korea	1.0
Spain	3.7
United States	50.2

Total	100.6%

*	Amount rounds to less than 0.1%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$3,423,099	$—	$3,423,099
Municipal Bonds	—	43,973	—	43,973
Foreign Government Bonds	—	7,831,383	—	7,831,383
Asset-Backed Securities	—	429,973	—	429,973
Commercial Mortgage-Backed Securities—Agency	—	659,522	—	659,522
Commercial Mortgage-Backed Securities—Non-Agency	—	1,638,907	—	1,638,907
Residential Mortgage-Backed Securities—Agency	—	1,340,690	—	1,340,690
Residential Mortgage-Backed Securities—Non-Agency	—	550,563	111,393	661,956
U.S. Treasury Securities	337,048	—	—	337,048

Total Fixed Income Securities	337,048	15,918,110	111,393	16,366,551

Equity Securities
Investment Companies	404,395	—	—	404,395
Money Market Investments	215,582	—	—	215,582
Short-Term Investments	375,255	127,587	—	502,842

Total Investments	$1,332,280	$16,045,697	$111,393	$17,489,370

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	16,545	—	16,545
Futures Contracts
Interest Rate Risk	80,172	—	—	80,172

Total	$1,412,452	$16,062,242	$111,393	$17,586,087

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(25,596)	$—	$(25,596)
Futures Contracts	(2,870)	—	—	(2,870)

Total	$(2,870)	$(25,596)	$—	$(28,466)

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—83.8% of Net Assets
BANK LOANS—2.9%

Commercial Services—0.8%
SBA Senior Finance II LLC, 2018 Term Loan B 4.24% (3 mo. USD LIBOR + 2.000%)(1)	04/11/25	$74,250	$74,147
Scientific Games International, Inc., 2018 Term Loan B5 4.98% (3 mo. USD LIBOR + 2.750%)(1)	08/14/24	32,550	32,434
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4 4.48% (3 mo. USD LIBOR + 2.250%)(1)	04/16/25	21,228	21,254
SS&C Technologies, Inc., 2018 Term Loan B3 4.48% (3 mo. USD LIBOR + 2.250%)(1)	04/16/25	31,179	31,218

			159,053

Electric—0.4%
TEX Operations Co. LLC, Exit Term Loan B 4.23% (3 mo. USD LIBOR + 2.000%)(1)	08/04/23	24,385	24,451
Vistra Energy Co., 1st Lien Term Loan B3 4.29% (3 mo. USD LIBOR + 2.000%)(1)	12/31/25	58,433	58,605

			83,056

Food—0.1%
Dhanani Group, Inc., 2018 Term Loan B 5.98% (3 mo. USD LIBOR +3.75%)(1)	07/20/25	14,850	14,358

Healthcare-Products—0.1%
Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B2 5.98% (3 mo. USD LIBOR + 3.750%)(1)	02/27/26	16,459	16,541

Healthcare-Services—0.6%
Acadia Healthcare Co., Inc., 2018 Term Loan B4 4.73% (3 mo. USD LIBOR + 2.500)(1)	02/16/23	49,872	50,002
Aveanna Healthcare LLC, 2017 1st Lien Term Loan 6.48% (3 mo. USD LIBOR + 4.250%)(1)	03/18/24	12,708	12,490
Aveanna Healthcare LLC, 2017 2nd Lien Term Loan 10.23% (3 mo. USD LIBOR + 8.000%)(1)	03/17/25	13,000	12,480
Gentiva Health Services, Inc., 2018 1st Lien Term Loan 6.00% (3 mo. USD LIBOR + 3.750%)(1)	07/02/25	48,502	48,836

			123,808

Lodging—0.1%
CityCenter Holdings LLC, 2017 Term Loan B 4.48% (3 mo. USD LIBOR + 2.500%)(1)	04/18/24	32,192	32,298

Pharmaceuticals—0.1%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan 5.73% (3 mo. USD LIBOR + 3.500%)(1)	09/26/24	32,200	30,537

Retail—0.4%
1011778 B.C. Unlimited Liability Co., Term Loan B3 4.48% (3 mo. USD LIBOR + 2.250%)(1)	02/16/24	88,158	88,313

Software—0.2%
TierPoint LLC, 2017 1st Lien Term Loan 5.98% (3 mo. USD LIBOR + 3.750%)(1)	05/06/24	35,028	32,670

Telecommunications—0.1%
Intelsat Jackson Holdings S.A., 2017 Term Loan B5 6.63% (3 mo. USD LIBOR + 6.630%)(1)	01/02/24	14,000	14,198

Total Bank Loans (Cost: $597,020)			594,832

CORPORATE BONDS—78.7%
Advertising—0.9%
Clear Channel International BV (Netherlands) 8.75%(2)	12/15/20	154,000	157,656
Lamar Media Corp. 5.75%	02/01/26	24,000	25,403

			183,059

Aerospace/Defense—0.2%
Bombardier, Inc. (Canada) 7.88%(2)	04/15/27	31,000	31,465

Airlines—1.8%
American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC) 5.60%(2)	01/15/22	146,939	150,068
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC) 6.72%	07/02/24	207,575	221,882

			371,950

Auto Manufacturers—0.3%
Allison Transmission, Inc. 5.88%(2)	06/01/29	63,000	67,095

Beverages—0.2%
Bacardi, Ltd. 5.30%(2)	05/15/48	40,000	42,760

Commercial Services—0.8%
Service Corp. International
4.50%	11/15/20	108,000	108,228
4.63%	12/15/27	65,000	66,869

			175,097

Computers—0.8%
EMC Corp. 2.65%	06/01/20	171,000	170,359

Diversified Financial Services—3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.50%	01/15/25	172,000	174,198
Avolon Holdings Funding, Ltd. 5.13%(2)	10/01/23	90,000	95,859
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	170,000	172,209
Park Aerospace Holdings, Ltd. 4.50%(2)	03/15/23	178,000	184,670

			626,936

Electrical Components & Equipment—0.5%
Energizer Holdings, Inc. 6.38%(2)	07/15/26	34,000	35,530

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Electrical Components & Equipment (Continued)
7.75%(2)	01/15/27	$70,000	$76,175

			111,705

Entertainment—1.9%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%(2)	10/15/25	61,000	61,076
Churchill Downs, Inc. 4.75%(2)	01/15/28	70,000	70,438
5.50%(2)	04/01/27	70,000	73,347
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. 6.13%(2)	08/15/21	83,000	84,452
Twin River Worldwide Holdings, Inc. 6.75%(2)	06/01/27	95,000	99,275

			388,588

Environmental Control—1.4%
Clean Harbors, Inc. 4.88%(2)	07/15/27	115,000	118,594
GFL Environmental, Inc. (Canada)
5.38%(2)	03/01/23	54,000	55,012
8.50%(2)	05/01/27	37,000	40,608
Waste Pro USA, Inc. 5.50%(2)	02/15/26	67,000	68,842

			283,056

Food—3.6%
B&G Foods, Inc. 4.63%	06/01/21	115,000	115,575
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 5.50%(2)	01/15/30	125,000	125,250
Kraft Heinz Foods Co. 4.88%(2)	02/15/25	50,000	51,593
Nathan’s Famous, Inc. 6.63%(2)	11/01/25	15,000	14,756
Pilgrim’s Pride Corp. 5.88%(2)	09/30/27	74,000	77,978
Post Holdings, Inc.
5.50%(2)	03/01/25	64,000	66,560
5.50%(2)	12/15/29	210,000	213,150
Smithfield Foods, Inc. 5.20%(2)	04/01/29	75,000	81,503

			746,365

Healthcare-Products—1.5%
Hill-Rom Holdings, Inc. 5.75%(2)	09/01/23	137,000	141,966
Hologic, Inc. 4.63%(2)	02/01/28	69,000	70,984
Teleflex, Inc. 4.63%	11/15/27	92,000	95,271
4.88%	06/01/26	3,000	3,131

			311,352

Healthcare-Services—8.5%
Catalent Pharma Solutions, Inc. 4.88%(2)	01/15/26	101,000	103,525
5.00%(2)	07/15/27	125,000	129,062
Centene Corp.
4.75%	05/15/22	69,000	70,074
5.38%(2)	06/01/26	46,000	48,530
5.63%	02/15/21	172,000	174,663
CHS / Community Health Systems, Inc.
6.25%	03/31/23	47,000	45,179
8.00%(2)	03/15/26	79,000	76,432
HCA, Inc. 5.88%	02/01/29	350,000	391,125
Molina Healthcare, Inc.
4.88%(2)	06/15/25	20,000	20,375
5.38%	11/15/22	55,000	57,612
Tenet Healthcare Corp.
4.50%	04/01/21	140,000	142,800
4.63%	07/15/24	33,000	33,685
4.75%	06/01/20	242,000	245,025
6.00%	10/01/20	148,000	153,180
WellCare Health Plans, Inc. 5.25%	04/01/25	78,000	81,234

			1,772,501

Household Products/Wares—0.6%
Spectrum Brands, Inc.
5.75%	07/15/25	101,000	104,757
6.63%	11/15/22	18,000	18,405

			123,162

Lodging—0.4%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%(2)	05/15/27	47,000	48,293
5.50%(2)	03/01/25	24,000	25,230

			73,523

Machinery-Diversified—0.1%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.75%(2)	04/15/26	18,000	16,403

Media—9.7%
Altice Financing S.A. (Luxembourg) 7.50%(2)	05/15/26	55,000	57,750
CCO Holdings LLC / CCO Holdings Capital Corp. 5.38%(2)	06/01/29	284,000	295,005
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%	07/23/25	115,000	124,230
CSC Holdings LLC
5.38%(2)	02/01/28	200,000	209,000
6.50%(2)	02/01/29	115,000	127,003
DISH DBS Corp.
5.88%	11/15/24	10,000	9,318
7.75%	07/01/26	10,000	9,812
DISH Network Corp. 3.38%	08/15/26	44,000	40,429
EW Scripps Co. (The) 5.13%(2)	05/15/25	56,000	55,930
Midcontinent Communications & Finance Co.
5.38%(2)	08/15/27	80,000	82,200
6.88%(2)	08/15/23	112,000	115,433
Scripps Escrow, Inc. 5.88%(2)	07/15/27	93,000	93,853
Sinclair Television Group, Inc. 6.13%	10/01/22	94,000	95,950
Sirius XM Radio, Inc. 3.88%(2)	08/01/22	239,000	242,286
TEGNA, Inc. 5.13%	10/15/19	75,000	75,236
Univision Communications, Inc. 5.13%(2)	02/15/25	38,000	37,145
Virgin Media Secured Finance PLC (United Kingdom)
5.25%(2)	01/15/26	139,000	142,649
5.50%(2)	05/15/29	200,000	205,400

			2,018,629

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Miscellaneous Manufacturers—0.5%
General Electric Co. 3.00% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	$52,000	$38,973
6.00%	08/07/19	65,000	65,030

			104,003

Oil & Gas—3.8%
Antero Resources Corp.
5.00%	03/01/25	58,000	52,190
5.63%	06/01/23	125,000	118,281
Centennial Resource Production LLC 6.88%(2)	04/01/27	101,000	98,980
CrownRock LP / CrownRock Finance, Inc. 5.63%(2)	10/15/25	15,000	14,700
Diamondback Energy, Inc. 4.75%(2)	11/01/24	11,000	11,316
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%(2)	01/30/28	26,000	27,690
EQT Corp. 3.90%	10/01/27	75,000	67,051
Gulfport Energy Corp. 6.38%	05/15/25	4,000	3,080
Hess Corp. 5.60%	02/15/41	85,000	90,027
Parsley Energy LLC / Parsley Finance Corp.
5.25%(2)	08/15/25	57,000	57,712
5.63%(2)	10/15/27	13,000	13,406
Petroleos Mexicanos 6.75%	09/21/47	55,000	49,990
Range Resources Corp. 4.88%	05/15/25	96,000	81,120
Transocean Pontus, Ltd. 6.13%(2)	08/01/25	34,020	35,211
Valaris PLC 7.75%	02/01/26	35,000	25,725
WPX Energy, Inc.
5.25%	09/15/24	19,000	19,095
5.75%	06/01/26	14,000	14,438

			780,012

Oil & Gas Services—2.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24	127,500	136,744
Transocean Proteus, Ltd. 6.25%(2)	12/01/24	137,250	143,426
USA Compression Partners LP / USA Compression Finance Corp.
6.88%	04/01/26	53,000	55,390
6.88%(2)	09/01/27	100,000	104,491

			440,051

Packaging & Containers—11.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)
4.13%(2)	08/15/26	200,000	200,500
4.25%(2)	09/15/22	200,000	203,600
6.00%(2)	02/15/25	30,000	31,050
Ball Corp.
4.00%	11/15/23	118,000	122,868
4.38%	12/15/20	80,000	81,700
Berry Global, Inc. 4.88%(2)	07/15/26	131,000	136,567
Crown Americas LLC / Crown Americas Capital Corp. V 4.25%	09/30/26	78,000	79,478
Graphic Packaging International LLC
4.75%(2)	07/15/27	160,000	167,200
4.88%	11/15/22	108,000	112,860
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) 5.80% (3 mo. USD LIBOR + 3.500%)(1),(2)	07/15/21	501,000	504,131
Sealed Air Corp.
5.25%(2)	04/01/23	62,000	66,340
5.50%(2)	09/15/25	105,000	113,925
Silgan Holdings, Inc. 4.75%	03/15/25	48,000	48,960
Trident Merger Sub, Inc. 6.63%(2)	11/01/25	34,000	30,005
Trivium Packaging Finance BV (Netherlands)
5.50%(2)	08/15/26	200,000	206,750
8.50%(2)	08/15/27	200,000	211,558

			2,317,492

Pharmaceuticals—3.7%
Bausch Health Cos, Inc. (Canada)
5.50%(2)	11/01/25	163,000	170,131
5.75%(2)	08/15/27	172,000	181,460
5.88%(2)	05/15/23	10,000	10,113
7.00%(2)	03/15/24	70,000	74,025
Bayer US Finance II LLC 4.38%(2)	12/15/28	45,000	47,278
CVS Health Corp. 5.05%	03/25/48	90,000	97,700
Elanco Animal Health, Inc.
3.91%	08/27/21	123,000	125,650
4.27%	08/28/23	70,000	73,647

			780,004

Pipelines—2.6%
Cheniere Corpus Christi Holdings LLC 5.13%	06/30/27	13,000	14,201
NGPL PipeCo LLC 4.38%(2)	08/15/22	125,000	130,431
Rockies Express Pipeline LLC
5.63%(2)	04/15/20	129,000	132,109
6.88%(2)	04/15/40	84,000	93,601
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%(2)	01/15/29	124,000	137,045
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	45,000	43,538

			550,925

REIT—1.3%
GLP Capital LP / GLP Financing II, Inc.
4.88%	11/01/20	77,000	78,434
5.75%	06/01/28	35,000	39,327
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	40,000	40,150
5.63%	05/01/24	96,000	102,840

			260,751

Retail—2.4%
1011778 BC ULC / New Red Finance, Inc. (Canada) 4.25%(2)	05/15/24	109,000	111,673
Cumberland Farms, Inc. 6.75%(2)	05/01/25	43,000	45,741
eG Global Finance PLC (United Kingdom) 6.75%(2)	02/07/25	104,000	104,780
IRB Holding Corp. 6.75%(2)	02/15/26	19,000	18,953

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Retail (Continued)
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.75%(2)	06/01/27	$24,000	$24,630
5.25%(2)	06/01/26	50,000	51,972
Rite Aid Corp. 6.13%(2)	04/01/23	163,000	138,142

			495,891

Software—2.6%
CDK Global, Inc. 3.80%	10/15/19	139,000	139,000
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%(2)	03/01/25	66,000	66,228
IQVIA, Inc. 5.00%(2)	05/15/27	150,000	156,545
MSCI, Inc. 5.75%(2)	08/15/25	31,000	32,511
SS&C Technologies, Inc. 5.50%(2)	09/30/27	150,000	156,281

			550,565

Telecommunications—12.4%
Altice France S.A. (France) 7.38%(2)	05/01/26	103,000	110,017
CommScope Finance LLC 6.00%(2)	03/01/26	132,000	134,105
Frontier Communications Corp.
7.13%	01/15/23	141,000	85,305
8.00%(2)	04/01/27	27,000	28,241
8.50%(2)	04/01/26	29,000	28,411
Intelsat Jackson Holdings S. A. (Luxembourg)
5.50%	08/01/23	373,000	345,491
9.75%(2)	07/15/25	37,000	38,434
Intelsat Luxembourg S.A. (Luxembourg) 8.13%	06/01/23	11,000	8,934
Koninklijke KPN NV (Netherlands) 8.38%	10/01/30	34,000	45,118
Level 3 Financing, Inc.
5.38%	05/01/25	219,000	226,665
6.13%	01/15/21	37,000	37,093
Qwest Corp.
6.75%	12/01/21	166,000	178,658
7.25%	09/15/25	142,000	158,508
Sprint Communications, Inc. 7.00%(2)	03/01/20	334,000	341,932
Sprint Corp. 7.63%	03/01/26	83,000	92,962
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%(2)	09/20/29	190,000	200,213
T-Mobile USA, Inc.
4.75%	02/01/28	191,000	196,491
6.00%	03/01/23	132,000	134,612
6.50%	01/15/24	176,000	182,380
T-Mobile USA, Inc. (Contingent payment)
4.50%(3)	02/01/26	95,000	—
4.75%(3)	02/01/28	141,000	—
6.50%(3)	01/15/24	170,000	—
Windstream Services LLC / Windstream Finance Corp. 9.00%(2),(4)	06/30/25	6,000	3,961

			2,577,531

Total Corporate Bonds (Cost: $15,961,257)			16,371,230

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—2.2%
Ajax Mortgage Loan Trust (19-D-A1) 2.96%(2)	09/25/65	100,000	99,997
Bear Stearns ALT-A Trust (05-4-1A1) 2.71% (1 mo. USD LIBOR + 0.440%)(1)	04/25/35	89,558	89,605
Homebanc Mortgage Trust (05-3-A1) 2.51% (1 mo. USD LIBOR + 0.240)(1)	07/25/35	95,155	94,920
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates (05-4-1APT) 2.58% (1 mo. USD LIBOR + 0.310%)(1)	11/25/35	86,975	87,192
WaMu Mortgage Pass-Through Certificates (05-AR8-2AB2) 3.11% (1 mo. USD LIBOR + 0.840%)(1)	07/25/45	92,427	91,994

Total Residential Mortgage-backed Securities—Non-agency (Cost: $462,950)			463,708

Total Fixed Income Securities (Cost: $17,021,227)			17,429,770

		Shares
COMMON STOCK—0.2% (Cost: $327,224)
Electric—0.2%
Homer City Holdings LLC—Series A(3),(5)		5,610	47,685

Total Common Stock (Cost: $327,224)			47,685

MONEY MARKET INVESTMENTS—11.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(6)		2,409,828	2,409,828

Total Money Market Investments (Cost: $2,409,828)			2,409,828

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—5.9%
U.S. Treasury Bill
2.03%(7),(8)	09/26/19	$31,000	30,902
1.93%(7)	08/13/19	1,200,000	1,199,177

Total U.S. Treasury Securities (Cost: $1,230,046)			1,230,079

Total Short Term Investments (Cost: $1,230,046)			1,230,079

Total Investments (101.5%) (Cost: $20,988,325)			21,117,362

Liabilities In Excess Of Other Assets (-1.5%)			(303,129)

Net Assets (100.0%)			$20,814,233

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation/ Depreciation
Long Futures
2	2-Year U.S. Treasury Note Futures	09/30/19	$427,123	$428,813	$1,690
32	5-Year U.S. Treasury Note Futures	09/30/19	3,766,791	3,761,750	(5,041)

			$ 4,193,914	$ 4,190,563	$ (3,351)

Short Futures
9	10-Year U.S. Treasury Note Futures	09/19/19	$(1,224,730)	$(1,240,594)	$(15,864)
1	U.S. Ultra Long Bond Futures	09/19/19	(174,404)	(177,563)	(3,159)

			$ (1,399,134)	$(1,418,157)	$(19,023)

Notes to Schedule of Investments:
EETC	-	Enhanced Equipment Trust Certificate.
REIT	-	Real Estate Investment Trust.
(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $9,872,428 or 47.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)		Non-income producing security.
(6)		Rate disclosed is the 7-day net yield as of July 31, 2019.
(7)		Rate shown represents yield-to-maturity.
(8)		All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Corporate Bonds	78.7%
Money Market Investments	11.6
U.S. Treasury Securities	5.9
Bank Loans	2.9
Residential Mortgage-Backed Securities—Non-Agency	2.2
Common Stock	0.2
Other*	(1.5)

Total	100.0%

*	Includes cash, capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$594,832	$—	$594,832
Corporate Bonds*	—	16,371,230	—	16,371,230
Residential Mortgage-Backed Securities—Non-Agency	89,605	374,103	—	463,708

Total Fixed Income Securities	89,605	17,340,165	—	17,429,770

Equity Securities
Common Stock*	—	—	47,685	47,685
Money Market Investments	2,409,828	—	—	2,409,828
Short-Term Investments	1,230,079	—	—	1,230,079

Total Investments	3,729,512	17,340,165	47,685	21,117,362

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,690	—	—	1,690

Total Investments	$3,731,202	$17,340,165	$47,685	$21,119,052

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(24,064)	$—	$—	$(24,064)

Total	$(24,064)	$—	$—	$(24,064)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—82.5% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—6.0%
Fannie Mae, Pool #468764 4.16%	07/01/21	$45,000	$46,463
Fannie Mae, Pool #464321 4.36%	01/01/20	42,989	42,915
Freddie Mac Multifamily Structured Pass-Through Certificates (KF17-A) 2.95% (1 mo. USD LIBOR + 0.550%)(1)	03/25/23	37,965	37,960
Freddie Mac Multifamily Structured Pass-Through Certificates (KF19-A) 2.85% (1 mo. USD LIBOR + 0.450%)(1)	06/25/23	33,356	33,374
Freddie Mac Multifamily Structured Pass-Through Certificates (KF22-A) 2.90% (1 mo. USD LIBOR + 0.500%)(1)	07/25/23	31,755	31,838
Freddie Mac Multifamily Structured Pass-Through Certificates (J22F-A1) 3.45%	05/25/23	26,154	26,839
Freddie Mac Multifamily Structured Pass-Through Certificates (K012-X3) (I/O) 2.25%(2)	01/25/41	295,045	9,261
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(2)	11/25/40	150,000	8,137
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.22%(2)	04/25/23	887,406	6,792
Freddie Mac Multifamily Structured Pass-Through Certificates (K056-XAM) (I/O) 1.15%(2)	05/25/26	100,000	7,136
Freddie Mac Multifamily Structured Pass-Through Certificates (KF04-A) 2.71% (1 mo. USD LIBOR + 0.310%)(1)	06/25/21	8,705	8,706
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A) 3.05% (1 mo. USD LIBOR + 0.650%)(1)	01/25/23	8,331	8,351
Freddie Mac Multifamily Structured Pass-Through Certificates (KP02-A2) 2.36%(2)	04/25/21	8,577	8,561
Freddie Mac Multifamily Structured Pass-Through Certificates (KS05-A) 2.90% (1 mo. USD LIBOR + 0.500%)(1)	01/25/23	33,893	33,953
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.65%(2)	09/25/25	250,000	9,007
Freddie Mac Multifamily Structured Pass-Through Certificates (KS10-A10) 2.87% (1 mo. USD LIBOR + 0.610%)(1)	10/25/28	28,882	28,908
Government National Mortgage Association (11-165-IO) (I/O) 0.50%(2)	10/16/51	917,837	9,509

Total Commercial Mortgage-backed Securities—Agency (Cost: $365,107)			357,710

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.8%
Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O) 1.77%(2),(3),(4)	09/10/45	155,834	6,814
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.23%(2)	03/10/46	256,872	8,866
CSAIL Commercial Mortgage Trust (15-C1-XA) (I/O) 0.89%(2)	04/15/50	838,912	31,426
CSMC Trust (15-GLPA-XA) (I/O) 0.26%(2),(3)	11/15/37	1,157,892	17,242
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-A) 5.40%(3)	12/13/28	9,380	9,777
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.77%(2)	01/15/47	735,442	21,000
JPMBB Commercial Mortgage Securities Trust (14-C23-XA) (I/O) 0.69%(2)	09/15/47	2,218,979	55,772
JPMorgan Chase Commercial Mortgage Securities Trust (12-HSBC-A) 3.09%(3)	07/05/32	9,529	9,747
JPMorgan Chase Commercial Mortgage Securities Trust (13-C10-XA) (I/O) 0.99%(2)	12/15/47	304,391	8,702
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.35%(2)	02/15/46	272,930	10,699
Morgan Stanley Capital Barclays Bank Trust (16-MART-A) 2.20%(3)	09/13/31	15,000	14,946
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	15,000	15,276
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.90%(2),(3)	11/15/45	885,956	44,971
WFRBS Commercial Mortgage Trust (13-C12-XA) (I/O) 1.24%(2),(3)	03/15/48	140,151	4,935
WFRBS Commercial Mortgage Trust (13-C13-XA) (I/O) 1.20%(2),(3)	05/15/45	217,929	8,280
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.05%(2)	08/15/47	415,893	17,884

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $296,973)			286,337

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—19.9%
Fannie Mae (03-11-FA) 3.27% (1 mo. USD LIBOR + 1.000%)(1)	09/25/32	14,781	15,184
Fannie Mae (03-122-MF) (PAC) 2.67% (1 mo. USD LIBOR + 0.400%)(1)	08/25/33	53,507	53,250
Fannie Mae (03-52-NF) 2.67% (1 mo. USD LIBOR + 0.400%)(1)	06/25/23	13,332	13,332
Fannie Mae (05-114-PF) (PAC) 2.64% (1 mo. USD LIBOR + 0.375%)(1)	08/25/35	19,630	19,629
Fannie Mae (06-60-DF) 2.70% (1 mo. USD LIBOR + 0.430%)(1)	04/25/35	16,388	16,412
Fannie Mae (06-84-WF) (PAC) 2.57% (1 mo. USD LIBOR + 0.300%)(1)	02/25/36	6,318	6,316
Fannie Mae (07-64-FA) 2.74% (1 mo. USD LIBOR + 0.470%)(1)	07/25/37	32,030	32,144
Fannie Mae (07-67-FA) 2.52% (1 mo. USD LIBOR + 0.250%)(1)	04/25/37	5,463	5,463
Fannie Mae (08-15-JN) 4.50%	02/25/23	7,934	7,975

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (08-24-PF) (PAC) 2.92% (1 mo. USD LIBOR + 0.650%)(1)	02/25/38	$21,522	$21,630
Fannie Mae (09-33-FB) 3.09% (1 mo. USD LIBOR + 0.820%)(1)	03/25/37	23,417	23,777
Fannie Mae (10-118-GF) (PAC) 2.82% (1 mo. USD LIBOR + 0.550%)(1)	10/25/39	63,553	63,734
Fannie Mae (11-124-DF) 2.72% (1 mo. USD LIBOR + 0.450%)(1)	08/25/40	11,992	12,007
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	24,977	25,070
Fannie Mae (12-93-GF) (PAC) 2.52% (1 mo. USD LIBOR + 0.250%)(1)	07/25/40	48,987	48,615
Fannie Mae, Pool #254548 5.50%	12/01/32	12,284	13,463
Fannie Mae, Pool #600187 7.00%	07/01/31	26,430	29,380
Fannie Mae, Pool #995364 6.00%	10/01/38	13,724	15,576
Fannie Mae, Pool #AL0851 6.00%	10/01/40	7,143	8,125
Freddie Mac (2550-FI) (TAC) 2.68% (1 mo. USD LIBOR + 0.350%)(1)	11/15/32	30,942	30,818
Freddie Mac (2763-FC) 2.68% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	3,443	3,442
Freddie Mac (2990-DE) 2.71% (1 mo. USD LIBOR + 0.380%)(1)	11/15/34	17,422	17,440
Freddie Mac (3071-TF) (PAC) 2.63% (1 mo. USD LIBOR + 0.300%)(1)	04/15/35	37,355	37,248
Freddie Mac (3084-FN) 2.83% (1 mo. USD LIBOR + 0.500%)(1)	12/15/34	22,666	22,669
Freddie Mac (3139-FL) (PAC) 2.63% (1 mo. USD LIBOR + 0.300%)(1)	01/15/36	12,899	12,895
Freddie Mac (3172-FK) 2.78% (1 mo. USD LIBOR + 0.450%)(1)	08/15/33	1,456	1,456
Freddie Mac (3196-FA) (PAC) 2.68% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	35,280	35,287
Freddie Mac (3300-FA) 2.63% (1 mo. USD LIBOR + 0.300%)(1)	08/15/35	38,425	38,275
Freddie Mac (3318-F) 2.58% (1 mo. USD LIBOR + 0.250%)(1)	05/15/37	46,140	45,947
Freddie Mac (3645-EH) 3.00%	12/15/20	5,253	5,242
Freddie Mac (3767-JF) (PAC) 2.63% (1 mo. USD LIBOR + 0.300%)(1)	02/15/39	31,720	31,786
Freddie Mac (3879-MF) 2.68% (1 mo. USD LIBOR + 0.350%)(1)	09/15/38	25,950	25,968
Freddie Mac (3940-PF) (PAC) 2.74% (1 mo. USD LIBOR + 0.350%)(1)	05/15/40	51,538	51,572
Freddie Mac (3946-FG) (PAC) 2.68% (1 mo. USD LIBOR + 0.350%)(1)	10/15/39	23,180	23,163
Freddie Mac (4231-FD) 2.68% (1 mo. USD LIBOR + 0.350%)(1)	10/15/32	60,420	60,069
Freddie Mac (263-F5) 2.83% (1 mo. USD LIBOR + 0.500%)(1)	06/15/42	47,560	47,771
Ginnie Mae (05-60-FK) (PAC) 2.49% (1 mo. USD LIBOR + 0.220%)(1)	02/20/34	34,948	34,950
Ginnie Mae (12-13-KF) 2.57% (1 mo. USD LIBOR + 0.300%)(1)	07/20/38	20,762	20,775
Ginnie Mae II, Pool #80022 4.13% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	12/20/26	12,928	13,309
Ginnie Mae II, Pool #80636 3.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	09/20/32	9,828	10,156
Ginnie Mae II, Pool #80757 3.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	10/20/33	6,668	6,723
Ginnie Mae II, Pool #80797 4.00% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	01/20/34	49,954	51,940
Ginnie Mae II, Pool #80937 3.63% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	06/20/34	17,492	18,186
NCUA Guaranteed Notes (10-R1-1A) 2.81% (1 mo. USD LIBOR + 0.450%)(1)	10/07/20	103,687	103,795

Total Residential Mortgage-backed Securities—Agency (Cost: $1,159,255)			1,181,964

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.9%
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 4.58%(2)	11/25/32	29,934	31,015
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 3.27% (1 mo. USD LIBOR + 1.000%)(1)	08/25/34	16,710	16,752
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 3.17% (1 mo. USD LIBOR + 0.900%)(1)	07/25/34	4,417	4,434
Residential Accredit Loans, Inc. (02-QS16-A2) 2.82% (1 mo. USD LIBOR + 0.550%)(1),(5)	10/25/17	83	85

Total Residential Mortgage-backed Securities—Non-agency (Cost: $49,344)			52,286

CORPORATE BONDS—28.6%

Aerospace/Defense—0.9%
BAE Systems Holdings, Inc. 2.85%(3)	12/15/20	15,000	15,035
L3Harris Technologies, Inc. 4.95%(3)	02/15/21	15,000	15,458

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Aerospace/Defense (Continued)
United Technologies Corp. 3.17% (3 mo. USD LIBOR + 0.650%)(1)	08/16/21	$25,000	$25,007

			55,500

Agriculture—0.5%
BAT Capital Corp. 2.76%	08/15/22	30,000	30,008

Auto Manufacturers—1.5%
BMW US Capital LLC 2.68% (3 mo. USD LIBOR + 0.380%)(1),(3)	04/06/20	30,000	30,056
Ford Motor Credit Co. LLC
2.46%	03/27/20	25,000	24,965
2.60%	11/04/19	25,000	24,989
5.88%	08/02/21	10,000	10,518

			90,528

Banks—9.7%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.66%)(1)	07/21/21	100,000	99,922
2.74%(2)	01/23/22	25,000	25,081
Citigroup, Inc.
2.45%	01/10/20	25,000	25,000
2.90%	12/08/21	25,000	25,305
Goldman Sachs Group, Inc. (The) 2.55%	10/23/19	40,000	40,008
JPMorgan Chase & Co. 3.20% (3 mo. USD LIBOR + 0.680%)(1)	06/01/21	75,000	75,238
JPMorgan Chase Bank NA 3.09% (3.086% until 4/26/20 then 3 mo. USD LIBOR +0.350%)(1)	04/26/21	50,000	50,241
Lloyds Bank PLC (United Kingdom) 5.80%(3)	01/13/20	30,000	30,440
Morgan Stanley 3.10% (3 mo. USD LIBOR + 0.550%)(1)	02/10/21	30,000	30,033
Santander UK Group Holdings PLC (United Kingdom) 3.13%	01/08/21	30,000	30,097
Wells Fargo & Co.
2.15%	01/30/20	40,000	39,959
2.63%	07/22/22	5,000	5,026
Wells Fargo Bank N.A. 2.40%	01/15/20	100,000	100,045

			576,395

Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc. 6.88%	11/15/19	25,000	25,303
Constellation Brands, Inc. 2.00%	11/07/19	25,000	24,958
Molson Coors Brewing Co. 2.25%	03/15/20	15,000	14,973

			65,234

Chemicals—0.3%
International Flavors & Fragrances, Inc. 3.40%	09/25/20	20,000	20,192

Commercial Services—0.5%
IHS Markit, Ltd. 5.00%(3)	11/01/22	25,000	26,469

Diversified Financial Services—1.5%
Air Lease Corp. 3.50%	01/15/22	30,000	30,742
GE Capital International Funding Co. Unlimited Co. (Ireland) 2.34%	11/15/20	45,000	44,829
Park Aerospace Holdings, Ltd.
3.63%(3)	03/15/21	10,000	10,094
4.50%(3)	03/15/23	5,000	5,187

			90,852

Food—2.0%
Campbell Soup Co. 2.91% (3 mo. USD LIBOR + 0.500%)(1)	03/16/20	15,000	15,009
Conagra Brands, Inc. 2.81% (3 mo. USD LIBOR + 0.500%)(1)	10/09/20	25,000	24,976
Danone SA 1.69%(3)	10/30/19	20,000	19,958
Mondelez International Holdings Netherlands BV 1.63%(3)	10/28/19	25,000	24,950
Smithfield Foods, Inc. 2.70%(3)	01/31/20	20,000	20,053
Tyson Foods, Inc. 2.97% (3 mo. USD LIBOR + 0.450%)(1)	08/21/20	15,000	14,995

			119,941

Forest Products & Paper—0.3%
Georgia-Pacific LLC 2.54%(3)	11/15/19	20,000	20,013

Healthcare-Products—0.5%
Becton Dickinson and Co. 3.19% (3 mo. USD LIBOR + 0.875%)(1)	12/29/20	15,000	15,004
Zimmer Biomet Holdings, Inc. 3.17% (3 mo. USD LIBOR + 0.750%)(1)	03/19/21	15,000	15,001

			30,005

Healthcare-Services—1.1%
Anthem, Inc. 2.25%	08/15/19	25,000	24,997
Humana, Inc. 2.50%	12/15/20	15,000	14,984
Sutter Health 2.29%	08/15/53	25,000	24,881

			64,862

Insurance—0.4%
Allstate Corp. (The) 2.76% (3 mo. USD LIBOR + 0.430%)(1)	03/29/21	25,000	25,053

Media—0.2%
Discovery Communications LLC 2.80%	06/15/20	10,000	10,009

Miscellaneous Manufacturers—0.8%
General Electric Co. 2.20%	01/09/20	45,000	44,970

Oil & Gas—0.2%
Petroleos Mexicanos 5.35%	02/12/28	15,000	13,820

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers—0.3%
Bemis Company, Inc. 6.80%(3)	08/01/19	$20,000	$20,000

Pharmaceuticals—0.3%
Bayer US Finance LLC 2.38%(3)	10/08/19	15,000	14,984

REIT—4.8%
American Campus Communities Operating Partnership LP 3.35%	10/01/20	20,000	20,170
Camden Property Trust 2.95%	12/15/22	25,000	25,391
Essex Portfolio LP (REIT) 5.20%	03/15/21	20,000	20,714
GLP Capital LP / GLP Financing II, Inc.
4.38%	04/15/21	10,000	10,230
4.88%	11/01/20	15,000	15,279
HCP, Inc. 4.00%	12/01/22	9,000	9,400
Healthcare Trust of America Holdings LP 3.38%	07/15/21	30,000	30,399
Host Hotels & Resorts LP 6.00%	10/01/21	15,000	15,892
Kimco Realty Corp. 3.40%	11/01/22	20,000	20,468
National Retail Properties, Inc. 3.80%	10/15/22	30,000	31,068
SL Green Operating Partnership LP 3.50% (3 mo. USD LIBOR + 0.980%)(1)	08/16/21	40,000	40,010
UDR, Inc. 3.70%	10/01/20	35,000	35,419
WEA Finance LLC 3.15%(3)	04/05/22	10,000	10,134

			284,574

Retail—0.8%
Alimentation Couche-Tard, Inc. (Canada) 2.35%(3)	12/13/19	20,000	19,986
Dollar Tree, Inc. 3.00% (3 mo. USD LIBOR + 0.700%)(1)	04/17/20	25,000	25,003

			44,989

Semiconductors—0.4%
Analog Devices, Inc. 2.85%	03/12/20	10,000	10,023
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.38%	01/15/20	15,000	14,980

			25,003

Telecommunications—0.5%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(3)	03/20/23	28,125	28,174

Total Corporate Bonds (Cost: $1,692,679)			1,701,575

U.S. TREASURY SECURITIES—22.3%
U.S. Treasury Note
1.63%	06/30/21	243,000	241,732
1.75%	07/31/21	184,000	183,515
1.75%	07/15/22	42,000	41,887
2.13%	05/31/21	859,000	862,164

Total U.S. Treasury Securities (Cost: $1,326,796)			1,329,298

Total Fixed Income Securities (Cost: $4,890,154)			4,909,170

		Shares
MONEY MARKET INVESTMENTS—5.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 2.26%(6)		304,793	304,793

Total Money Market Investments (Cost: $304,793)			304,793

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—15.0%

U.S. Treasury Securities—15.0%
U.S. Treasury Bill
2.03%(7),(8)	09/26/19	$17,000	16,946
1.93%(7)	08/13/19	150,000	149,897
1.70%(7)	08/06/19	300,000	299,917
2.04%(7)	10/24/19	390,000	388,159
2.05%(7)	10/10/19	41,000	40,837

Total U.S. Treasury Securities (Cost: $895,618)			895,756

Total Short Term Investments (Cost: $895,618)			895,756

Total Investments (102.6%) (Cost: $6,090,565)			6,109,719

Liabilities In Excess Of Other Assets (-2.6%)			(154,681)
Net Assets (100.0%)			$5,955,038

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation
BUY
2	2-Year U.S. Treasury Note Futures	09/30/19	$427,123	$428,813	$1,690

Notes to Schedule of Investments:

I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $427,703 or 7.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 3).
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of July 31, 2019.
(6)	Rate disclosed is the 7-day net yield as of July 31, 2019.
(7)	Rate shown represents yield-to-maturity.
(8)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
U.S. Treasury Securities	37.3%
Corporate Bonds	28.6
Residential Mortgage-Backed Securities—Agency	19.9
Commercial Mortgage-Backed Securities—Agency	6.0
Money Market Investments	5.1
Commercial Mortgage-Backed Securities—Non-Agency	4.8
Residential Mortgage-Backed Securities—Non-Agency	0.9
Other*	(2.6)*

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$357,710	$—	$357,710
Commercial Mortgage-Backed Securities—Non-Agency	—	286,337	—	286,337
Residential Mortgage-Backed Securities—Agency	—	1,181,964	—	1,181,964
Residential Mortgage-Backed Securities—Non-Agency	—	52,286	—	52,286
Corporate Bonds*	—	1,701,575	—	1,701,575
U.S. Treasury Securities	1,103,896	225,402	—	1,329,298

Total Fixed Income Securities	1,103,896	3,805,274	—	4,909,170

Money Market Investments	304,793	—	—	304,793
Short-Term Investments	895,756	—	—	895,756

Total Investments	2,304,445	3,805,274	—	6,109,719

Asset Derivatives
Futures Contracts
Interest Rate Risk	$1,690	$—	$—	$1,690

Total Investments	$2,306,135	$3,805,274	$—	$6,111,409

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—98.1% of Net Assets
ASSET-BACKED SECURITIES—2.2%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$7,291,841	$7,709,289
EFS Volunteer No 2 LLC (12-1-A2) 3.62% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	7,225,000	7,326,756
EFS Volunteer No 3 LLC (12-1-A3) 3.27% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	16,303,933	16,443,131
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	8,182,500	8,186,585
Higher Education Funding I (14-1-A) 3.57% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	18,182	18,247
Navient Student Loan Trust (14-2-A) 2.91% (1 mo. USD LIBOR + 0.640%)(2)	03/25/83	24,221,569	23,881,473
Navient Student Loan Trust (14-3-A) 2.89% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	25,047,108	24,718,435
Navient Student Loan Trust (14-4-A) 2.89% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	14,147,154	13,871,937
Navient Student Loan Trust (16-5A-A) 3.52% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	16,440,380	16,692,013
Navient Student Loan Trust (17-1A-A3) 3.42% (1 mo. USD LIBOR + 1.150%)(1),(2)	07/26/66	6,130,000	6,200,834
SLM Student Loan Trust (08-8-B) 4.53% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,822,533

Total Asset-backed Securities (Cost: $129,926,807)			130,871,233

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—4.9%
Fannie Mae (12-M12-1A) (ACES) 2.85%(3)	08/25/22	38,311,531	39,190,620
Fannie Mae (12-M15-A) (ACES) 2.71%(3)	10/25/22	22,127,405	22,433,241
Fannie Mae, Pool #AL2660 2.63%	10/01/22	14,866,706	15,083,079
Fannie Mae, Pool #AL3366 2.44%	02/01/23	35,307,739	35,398,185
Fannie Mae, Pool #AN9555 3.81%	06/01/30	20,679,000	22,734,214
Fannie Mae, Pool #BL0552 3.95%	11/01/30	11,549,000	12,965,078
Fannie Mae, Pool #BL0710 4.03%	11/01/30	28,324,000	31,885,028
Fannie Mae, Pool #BL0740 4.08%	12/01/33	21,998,000	25,232,626
Fannie Mae, Pool #BL2360 3.45%	05/01/34	24,962,000	26,470,947
Freddie Mac (K-1510-A3) 3.79%	01/25/34	31,000,000	34,526,726
Freddie Mac (KW08-A2) 3.60%	01/25/29	15,825,000	17,041,202

Total Commercial Mortgage-backed Securities—Agency (Cost: $275,062,871)			282,960,946

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.7%
DBRR Trust (11-LC2-A4A) 4.54%(1),(3)	07/12/44	10,288,605	10,618,303
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	6,856,800
GRACE Mortgage Trust (14-GRCE-A) 3.37%(1)	06/10/28	15,750,000	16,083,895
GS Mortgage Securities Corp. (12-ALOH-A) 3.55%(1)	04/10/34	6,105,000	6,270,367

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $40,853,265)			39,829,365

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—52.4%
Fannie Mae (01-40-Z) 6.00%	08/25/31	178,540	195,817
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	373,412	393,790
Fannie Mae (04-52-SW) (I/O) (I/F) 4.83% (1 mo. USD LIBOR + 7.100%)(2)	07/25/34	589,199	84,715
Fannie Mae (04-65-LT) 4.50%	08/25/24	984,964	1,020,480
Fannie Mae (04-68-LC) 5.00%	09/25/29	1,344,405	1,431,263
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	3,494,587	3,634,089
Fannie Mae (05-74-CP) (I/F) (PAC) 16.44% (-3.67 X 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	218,940	293,353
Fannie Mae (07-103-AI) (I/O) (I/F) 4.23% (1 mo. USD LIBOR + 6.500%)(2)	03/25/37	4,414,525	654,345
Fannie Mae (07-20-SI) (I/O) (I/F) 4.18% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	1,435,590	219,442
Fannie Mae (07-21-SE) (I/O) (I/F) 4.04% (-1.00 X 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	974,558	133,528
Fannie Mae (07-56-SG) (I/O) (I/F) 4.01% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	1,254,062	121,897
Fannie Mae (07-58-SV) (I/O) (I/F) 4.48% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	5,094,384	625,891
Fannie Mae (07-65-S) (I/O) (I/F) 4.33% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	905,552	134,394
Fannie Mae (07-88-FY) 2.73% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	681,997	685,288
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	12,254,153	13,528,967
Fannie Mae (08-1-AI) (I/O) (I/F) 3.98% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	4,606,509	674,608

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (08-13-SB) (I/O) (I/F) 3.97% (-1.00 X 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	$4,110,498	$782,224
Fannie Mae (08-23-SB) (I/O) (I/F) 4.58% (-1.00 X 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	7,148,997	1,092,279
Fannie Mae (08-35-SD) (I/O) (I/F) 4.18% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	527,623	37,389
Fannie Mae (08-66-SG) (I/O) (I/F) 3.80% (-1.00 X 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	9,050,940	1,681,366
Fannie Mae (08-68-SA) (I/O) (I/F) 3.70% (-1.00 X 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	3,511,969	483,595
Fannie Mae (09-3-SH) (I/O) (I/F) 3.18% (-1.00 X 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	1,410,877	169,132
Fannie Mae (09-47-SV) (I/O) (I/F) 4.48% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	1,088,090	117,435
Fannie Mae (09-51-SA) (I/O) (I/F) 4.48% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	4,186,683	650,748
Fannie Mae (09-6-SD) (I/O) (I/F) 3.28% (-1.00 X 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	1,647,804	210,632
Fannie Mae (09-68-KB) 4.00%	09/25/24	3,862,862	3,931,781
Fannie Mae (09-71-LB) 4.00%	09/25/29	11,980,179	12,560,213
Fannie Mae (09-72-AC) 4.00%	09/25/29	15,412,174	16,159,784
Fannie Mae (09-72-JS) (I/O) (I/F) 4.98% (-1.00 X 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	929,390	194,129
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	20,937,000	21,914,867
Fannie Mae (11-111-DB) 4.00%	11/25/41	25,000,000	26,357,521
Fannie Mae (11-123-ZP) (PAC) 4.50%	12/25/41	4,760,981	5,518,803
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	11,309,859
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	24,217,123	24,110,362
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	7,554,984	7,403,229
Fannie Mae (13-101-BO) (P/O) 0.00%(4)	10/25/43	7,169,340	6,173,151
Fannie Mae (13-101-CO) (P/O) 0.00%(4)	10/25/43	16,677,399	14,124,131
Fannie Mae (13-21-EC) (I/O) 2.00%	12/25/38	11,180,189	11,094,672
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	21,400,000	21,695,317
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	2,953,028	3,186,890
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	18,652,249	19,182,000
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00%(2)	11/25/23	39,854	43,549
Fannie Mae (95-21-C) (P/O) 0.00%(4)	05/25/24	226,583	217,403
Fannie Mae (G92-29-J) 8.00%	07/25/22	13,262	14,085
Fannie Mae, Pool #254634 5.50%	02/01/23	63,718	67,308
Fannie Mae, Pool #257536 5.00%	01/01/29	1,266,124	1,345,071
Fannie Mae, Pool #310033 6.00%	07/01/47	463,564	529,221
Fannie Mae, Pool #555424 5.50%	05/01/33	3,101,762	3,435,582
Fannie Mae, Pool #661856 4.50% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	32,731	32,677
Fannie Mae, Pool #671133 4.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	75,060	77,443
Fannie Mae, Pool #672272 4.80% (12 mo. USD LIBOR + 1.579%)(2)	12/01/32	28,716	29,828
Fannie Mae, Pool #687847 4.66% (12 mo. USD LIBOR + 1.590%)(2)	02/01/33	74,966	78,587
Fannie Mae, Pool #692104 4.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	456,204	470,525
Fannie Mae, Pool #699866 4.51% (12 mo. USD LIBOR + 1.588%)(2)	04/01/33	235,713	247,703
Fannie Mae, Pool #704454 4.55% (12 mo. USD LIBOR + 1.695%)(2)	05/01/33	74,610	77,129
Fannie Mae, Pool #728824 4.40% (12 mo. USD LIBOR + 1.586%)(2)	07/01/33	75,323	79,207
Fannie Mae, Pool #734384 5.50%	07/01/33	364,773	395,526
Fannie Mae, Pool #888593 7.00%	06/01/37	344,910	401,104
Fannie Mae, Pool #934103 5.00%	07/01/38	285,451	301,127
Fannie Mae, Pool #979563 5.00%	04/01/28	677,920	720,190
Fannie Mae, Pool #995040 5.00%	06/01/23	310,729	321,294
Fannie Mae, Pool #995425 6.00%	01/01/24	1,428,315	1,492,789
Fannie Mae, Pool #995573 6.00%	01/01/49	1,332,092	1,420,910
Fannie Mae, Pool #995953 6.00%	11/01/28	3,667,354	4,033,752
Fannie Mae, Pool #995954 6.00%	03/01/29	1,988,777	2,187,472
Fannie Mae, Pool #AA3303 5.50%	06/01/38	2,799,468	3,014,909
Fannie Mae, Pool #AB6210 3.00%	09/01/42	31,095,708	31,725,831
Fannie Mae, Pool #AE0588 6.00%	08/01/37	6,641,119	7,559,882

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #AL0851 6.00%	10/01/40	$4,503,401	$5,122,612
Fannie Mae, Pool #AL1594 6.00%	07/01/40	3,403,836	3,905,614
Fannie Mae, Pool #AL9106 4.50%	02/01/46	27,239,070	29,138,737
Fannie Mae, Pool #AS9454 4.00%	04/01/47	7,606,267	7,929,178
Fannie Mae, Pool #AS9749 4.00%	06/01/47	18,618,331	19,442,506
Fannie Mae, Pool #AS9830 4.00%	06/01/47	23,238,758	24,267,465
Fannie Mae, Pool #AS9972 4.00%	07/01/47	20,098,010	20,981,406
Fannie Mae, Pool #BN4316 4.00%	01/01/49	526,691	551,864
Fannie Mae, Pool #BN6264 4.00%	04/01/49	12,553,025	13,153,022
Fannie Mae, Pool #CA1540 4.00%	04/01/48	35,031,934	37,119,116
Fannie Mae, Pool #CA1710 4.50%	05/01/48	29,010,808	30,597,668
Fannie Mae, Pool #CA1711 4.50%	05/01/48	27,265,118	28,756,490
Fannie Mae, Pool #CA2208 4.50%	08/01/48	31,632,297	33,268,643
Fannie Mae, Pool #MA1561 3.00%	09/01/33	40,429,236	41,330,458
Fannie Mae, Pool #MA1584 3.50%	09/01/33	27,659,037	28,786,881
Fannie Mae, Pool #MA2871 3.00%	01/01/32	12,313,601	12,576,211
Fannie Mae, Pool #MA2995 4.00%	05/01/47	17,649,083	18,398,343
Fannie Mae, Pool #MA3248 3.50%	01/01/33	15,188,297	15,716,391
Fannie Mae, Pool #MA3313 3.50%	03/01/33	3,890,033	4,015,424
Fannie Mae, Pool #MA3340 3.50%	04/01/33	34,458,799	35,684,770
Fannie Mae, Pool #MA3427 4.00%	07/01/33	32,189,504	33,546,434
Fannie Mae TBA, 15 Year
2.50%(5)	04/01/34	26,835,000	26,971,476
3.00%(5)	04/01/34	960,000	978,268
Fannie Mae TBA, 30 Year
4.50%(5)	07/01/48	28,870,000	30,266,571
5.00%(5)	08/01/48	5,825,000	6,189,063
Freddie Mac (4896-DA) 3.00%	01/15/49	9,470,184	9,539,483
Freddie Mac (1829-ZB) 6.50%	03/15/26	76,176	80,588
Freddie Mac (2367-ZK) 6.00%	10/15/31	143,976	159,135
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	2,063,337	2,269,591
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	4,777,263	5,233,814
Freddie Mac (2642-AR) 4.50%	07/15/23	353,510	363,480
Freddie Mac (2647-OV) (P/O) 0.00%(4)	07/15/33	604,092	507,350
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	2,173,099	2,253,045
Freddie Mac (2666-BD) 4.50%	08/15/23	787,882	811,244
Freddie Mac (2700-B) 4.50%	11/15/23	1,235,114	1,279,128
Freddie Mac (2752-GZ) (PAC) 5.00%	02/15/34	19,473,337	21,091,565
Freddie Mac (277-30) 3.00%	09/15/42	28,515,321	28,749,185
Freddie Mac (2882-JH) (PAC) 4.50%	10/15/34	172,782	175,138
Freddie Mac (2903-PO) (P/O) 0.00%(4)	11/15/23	232,776	222,349
Freddie Mac (3045-HZ) 4.50%	10/15/35	2,005,616	2,084,281
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	22,204,963	24,690,821
Freddie Mac (3114-KZ) 5.00%	02/15/36	17,311,030	18,803,196
Freddie Mac (3146-GE) 5.50%	04/15/26	4,284,940	4,605,811
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(4)	05/15/36	4,936,938	4,448,940
Freddie Mac (3315-S) (I/O) (I/F) 4.09% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	1,603,714	200,674
Freddie Mac (3376-SX) (I/O) (I/F) 3.72% (-1.00 X 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	2,969,699	414,822
Freddie Mac (3410-IS) (I/O) (I/F) 3.95% (-1.00 X 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	3,852,355	551,544
Freddie Mac (3424-BI) (I/O) (I/F) 4.48% (-1.00 X 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	4,358,266	956,511
Freddie Mac (3512-AY) 4.00%	02/15/24	578,812	580,271
Freddie Mac (3519-SH) (I/O) (I/F) 3.18% (-1.00 X 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	426,561	39,407
Freddie Mac (3531-SC) (I/O) (I/F) 3.98% (-1.00 X 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	6,417,345	420,360
Freddie Mac (3541-SA) (I/O) (I/F) 4.43% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,867,943	341,229
Freddie Mac (3550-GS) (I/O) (I/F) 4.43% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	5,671,875	1,120,595
Freddie Mac (3551-VZ) 5.50%	12/15/32	2,514,319	2,765,355
Freddie Mac (3557-KB) 4.50%	07/15/29	5,459,320	5,682,753
Freddie Mac (3557-NB) 4.50%	07/15/29	12,482,879	13,255,286
Freddie Mac (3558-KB) 4.00%	08/15/29	6,037,209	6,265,343
Freddie Mac (3565-XB) 4.00%	08/15/24	7,518,272	7,733,892

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (3575-D) 4.50%	03/15/37	$771,342	$822,440
Freddie Mac (3626-MD) (PAC) 5.00%	01/15/38	14,853,378	15,305,267
Freddie Mac (3719-PJ) (PAC) 4.50%	09/15/40	20,025,406	22,094,211
Freddie Mac (3788-SB) (I/O) (I/F) 4.16% (-1.00 X 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	8,146,614	1,617,120
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(4)	11/15/33	2,014,242	1,789,162
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	11,301,906
Freddie Mac (4030-HS) (I/O) (I/F) 4.29% (-1.00 X 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	3,453,130	644,512
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,234,440
Freddie Mac (4846-PA) 4.00%	06/15/47	11,819,566	12,308,486
Freddie Mac (R002-ZA) 5.50%	06/15/35	4,437,057	4,970,521
Freddie Mac, Pool #A91162 5.00%	02/01/40	20,192,605	22,505,458
Freddie Mac, Pool #A92195 5.00%	05/01/40	6,243,671	6,905,319
Freddie Mac, Pool #C90552 6.00%	06/01/22	19,946	21,008
Freddie Mac, Pool #G01959 5.00%	12/01/35	119,604	131,479
Freddie Mac, Pool #G06173 4.00%	11/01/40	25,011,545	26,800,278
Freddie Mac, Pool #G07556 4.00%	11/01/43	7,676,454	8,268,183
Freddie Mac, Pool #G07786 4.00%	08/01/44	28,085,752	30,024,127
Freddie Mac, Pool #G07848 3.50%	04/01/44	61,916,941	64,813,001
Freddie Mac, Pool #G08687 3.50%	01/01/46	75,736,123	78,337,399
Freddie Mac, Pool #G08710 3.00%	06/01/46	3,669,618	3,728,697
Freddie Mac, Pool #G08715 3.00%	08/01/46	70,749,264	71,888,284
Freddie Mac, Pool #G08716 3.50%	08/01/46	21,286,614	22,005,312
Freddie Mac, Pool #G08721 3.00%	09/01/46	78,695,934	79,913,707
Freddie Mac, Pool #G08737 3.00%	12/01/46	40,966,021	41,619,419
Freddie Mac, Pool #G08833 5.00%	07/01/48	12,996,358	13,814,406
Freddie Mac, Pool #G08840 5.00%	08/01/48	2,760,051	2,933,916
Freddie Mac, Pool #G08849 5.00%	11/01/48	20,172,863	21,425,583
Freddie Mac, Pool #G11678 4.50%	04/01/20	17,702	18,158
Freddie Mac, Pool #G12635 5.50%	03/01/22	165,618	168,104
Freddie Mac, Pool #G12702 4.50%	09/01/20	24,735	24,758
Freddie Mac, Pool #G13390 6.00%	01/01/24	366,371	378,487
Freddie Mac, Pool #G16085 2.50%	02/01/32	6,597,332	6,649,419
Freddie Mac, Pool #G16258 2.50%	06/01/32	31,216,798	31,463,395
Freddie Mac, Pool #G16598 2.50%	12/01/31	39,722,838	40,027,370
Freddie Mac, Pool #G18592 3.00%	03/01/31	33,977,945	34,715,405
Freddie Mac, Pool #G18627 3.00%	01/01/32	20,017,224	20,456,247
Freddie Mac, Pool #G30194 6.50%	04/01/21	3,809	3,879
Freddie Mac, Pool #G30450 6.00%	01/01/29	1,378,039	1,507,892
Freddie Mac, Pool #G30452 6.00%	10/01/28	1,398,087	1,533,582
Freddie Mac, Pool #G30454 5.00%	05/01/29	1,924,173	2,049,927
Freddie Mac, Pool #G60440 3.50%	03/01/46	60,429,644	63,083,817
Freddie Mac, Pool #G67700 3.50%	08/01/46	53,803,664	56,116,371
Freddie Mac, Pool #G67703 3.50%	04/01/47	69,224,629	72,178,561
Freddie Mac, Pool #G67705 4.00%	10/01/47	8,714,461	9,268,895
Freddie Mac, Pool #G67706 3.50%	12/01/47	59,587,100	62,129,783
Freddie Mac, Pool #G67707 3.50%	01/01/48	28,163,952	29,446,069
Freddie Mac, Pool #G67708 3.50%	03/01/48	82,442,389	85,702,714
Freddie Mac, Pool #G67709 3.50%	03/01/48	47,160,994	49,129,220
Freddie Mac, Pool #G67710 3.50%	03/01/48	59,361,509	61,560,657
Freddie Mac, Pool #G67717 4.00%	11/01/48	88,006,974	93,279,885
Freddie Mac, Pool #G67718 4.00%	01/01/49	30,295,284	31,922,466
Freddie Mac, Pool #H82001 5.50%	07/01/37	185,375	201,382
Freddie Mac, Pool #N70081 5.50%	07/01/38	3,054,231	3,302,591
Freddie Mac, Pool #P51350 5.00%	03/01/36	3,414,452	3,707,551
Ginnie Mae (03-42-SH) (I/O) (I/F) 4.28% (-1.00 X 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	729,891	105,495
Ginnie Mae (11-70-BO) (P/O) 0.00%(4)	05/20/41	9,410,512	8,226,855
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	18,166,446	18,143,421
Ginnie Mae (15-43-DM) 2.50%	03/20/45	37,325,347	36,107,910
Ginnie Mae (15-44-Z) 3.00%	03/20/45	12,293,395	12,434,666
Ginnie Mae II, Pool #80963 3.75% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	187,249	192,540
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	640,719	686,653
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	433,105	453,275

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	$2,471,488	$2,597,208
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	72,693,007	75,661,143
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	35,667,529	37,079,289
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	3,947,192	4,179,372
Ginnie Mae II, Pool #MA3736 3.50%	06/20/46	28,140,538	29,254,372
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	7,108,036	7,760,344
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	252,848	267,721
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	3,326,679	3,565,649
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	117,517	124,466
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	7,280,094	7,995,197
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	558,914	596,422
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	95,890,626	98,111,568
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	168,587	180,534
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	7,026,884	7,719,155
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	21,468,758	22,679,119
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	6,833,118	7,353,278
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	7,676,984	8,249,296
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	1,541,327	1,644,967
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	1,283,817	1,368,402
Ginnie Mae II, Pool #MA4512 4.50%	06/20/47	59,632,940	62,879,750
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	4,939,792	5,271,356
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	6,330,614	6,755,753
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	33,007,255	33,719,660
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	39,727,403	41,134,180
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	36,422,008	38,040,125
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	26,011,050	26,932,121
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	26,519,162	27,702,441
Ginnie Mae II, Pool #MA4962 3.50%	01/20/48	32,412,513	33,560,265
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	28,265,854	29,368,763
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	3,526,085	3,679,502
Ginnie Mae II, Pool #MA5528 4.00%	10/20/48	24,749,320	25,715,017
Ginnie Mae II TBA, 30 Year 5.00%(5)	08/01/48	11,490,000	12,033,980

Total Residential Mortgage-backed Securities—Agency (Cost: $3,022,860,196)			3,038,465,733

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—16.7%
ACE Securities Corp. (06-ASP1-A2D) 2.89% (1 mo. USD LIBOR + 0.620%)(2)	12/25/35	2,787,308	2,770,360
ACE Securities Corp. (07-ASP1-A2C) 2.53% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	14,266,305	8,885,838
ACE Securities Corp. (07-ASP1-A2D) 2.65% (1 mo. USD LIBOR + 0.380%)(2)	03/25/37	7,667,987	4,852,950
Adjustable Rate Mortgage Trust (04-5-3A1) 4.48%(3)	04/25/35	341,308	341,292
Asset-Backed Funding Certificates (07-NC1-A2) 2.57% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	7,712,114	7,600,434
Asset-Backed Funding Certificates (07-WMC1-A2A) 3.02% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	14,307,763	12,302,500
Banc of America Funding Corp. (04-B-3A1) 4.33%(3),(6)	12/20/34	260,596	206,383
Banc of America Funding Corp. (06-D-2A1) 3.54%(3)	05/20/36	57,967	53,453
Banc of America Funding Corp. (06-D-3A1) 4.27%(3)	05/20/36	3,057,107	3,011,369
Banc of America Funding Corp. (15-R8-1A1) 3.30%(1),(3)	11/26/46	5,307,178	5,325,423
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	845,935	845,949
Banc of America Funding Trust (06-3-5A3) 5.50%	03/25/36	2,955,608	2,832,138
BCAP LLC Trust (08-IND2-A1) 3.92% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	6,806,731	6,868,735
BCAP LLC Trust (11-RR3-5A3) 3.69%(1),(3)	11/27/37	166,599	167,126
BCAP LLC Trust (11-RR4-3A3) 4.10%(1),(3)	07/26/36	918,027	923,355
BCAP LLC Trust (11-RR9-7A1) 3.55%(1),(3)	04/26/37	1,167,509	1,168,217
Bear Stearns Alt-A Trust (04-13-A1) 3.01% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	90,480	90,574
Bear Stearns Alt-A Trust (05-2-2A4) 4.24%(3)	04/25/35	3,144	3,157
Bear Stearns Alt-A Trust (05-4-23A1) 4.62%(3)	05/25/35	4,628,567	4,705,249
Bear Stearns Alt-A Trust (06-4-32A1) 4.24%(3)	07/25/36	470,253	404,664
Bear Stearns ARM Trust (04-12-1A1) 4.55%(3)	02/25/35	729,185	724,680
Bear Stearns ARM Trust (05-10-A3) 4.80%(3)	10/25/35	4,496,944	4,541,595
Bear Stearns ARM Trust (06-2-2A1) 4.26%(3)	07/25/36	1,483,666	1,416,626
Bear Stearns ARM Trust (07-1-2A1) 4.90%(3)	02/25/47	209,941	207,081
Bear Stearns ARM Trust (07-5-3A1) 4.11%(3)	08/25/47	1,024,428	913,786

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(3)	09/25/35	$1,459,275	$1,491,115
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(3)	09/25/35	3,120,179	3,183,500
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 2.45% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	638,704	607,974
Chase Mortgage Finance Corp. (06-A1-2A1) 4.35%(3)	09/25/36	709,644	677,134
Chase Mortgage Finance Corp. (07-A1-8A1) 4.68%(3)	02/25/37	3,129,609	3,276,481
Chaseflex Trust (05-1-1A5) 6.50%	02/25/35	3,462,308	3,457,057
CIM Trust (16-4-A1) 4.40% (1 mo. USD LIBOR + 2.000%)(1),(2)	10/25/57	32,183,083	33,534,464
CIM Trust (17-7-A) 3.00%(1),(3)	12/25/65	29,873,500	29,790,242
CIM Trust (18-R5-A1) 3.75%(1),(3)	07/25/58	28,598,544	28,827,266
CIM Trust (18-R6-A1) 3.48%(1),(3)	09/25/58	21,578,717	21,450,138
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1) 5.50%	05/25/37	485,868	490,710
Citigroup Mortgage Loan Trust (06-HE3-A1) 2.41% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	14,913,103	14,586,740
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 4.49%(3)	07/25/36	3,374,813	2,830,298
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1)	10/25/36	3,247,128	2,655,141
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1) 2.65% (1 mo. USD LIBOR + 0.250%)(1),(2)	07/25/37	1,350,654	1,350,478
CitiMortgage Alternative Loan Trust (05-A1-2A1) 5.00%	07/25/20	25,478	25,408
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	2,848,884	3,080,939
Countrywide Alternative Loan Trust (05-20CB-4A1) 5.25%	07/25/20	149,243	148,559
Countrywide Alternative Loan Trust (05-84-1A1) 4.01%(3)	02/25/36	224,054	179,272
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	605,008	612,349
Countrywide Alternative Loan Trust (06-HY12-A5) 3.92%(3)	08/25/36	11,361,143	11,853,722
Countrywide Alternative Loan Trust (06-J3-3A1) 5.50%	04/25/21	133,902	133,486
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	5,524,577	5,844,538
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 2.87% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	10,568,933	9,952,342
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 4.08%(3),(6)	09/20/35	25,677	22,153
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 4.50%(3)	09/25/47	6,702	6,571
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.40%(3)	03/25/37	42,397	36,487
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	29,478	31,492
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%	12/25/35	2,240,007	1,833,041
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	7,978,989	4,786,373
Credit Suisse Mortgage Capital Certificates (15-5R-2A1) 2.68% (1 mo. USD LIBOR + 0.280%)(1),(2)	04/27/47	4,619,150	4,581,994
Credit Suisse Mortgage Trust (13-7R-4A1) 2.72% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	1,992,657	1,928,480
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2) 3.36%(3)	01/25/36	3,986,056	3,474,860
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	27,532,587	21,440,319
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 2.50% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	15,981,018	10,162,154
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B) 4.02%(3)	02/25/37	3,433,609	2,761,845
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C) 4.02%(3)	02/25/37	11,810,955	9,499,055
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%	10/25/21	1,958,131	1,749,690
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	2,332,090	2,288,210
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%	03/25/37	7,449,678	6,284,718
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 2.46% (1 mo. USD LIBOR + 0.190%)(2)	02/25/37	349,609	322,622
DSLA Mortgage Loan Trust (05-AR6-2A1A) 2.59% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	2,711,053	2,653,637
DSLA Mortgage Loan Trust (06-AR2-2A1A) 2.50% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	27,826,297	25,663,598
DSLA Mortgage Loan Trust (07-AR1-2A1A) 2.44% (1 mo. USD LIBOR + 0.140%)(2)	04/19/47	7,810,626	7,119,899
Fieldstone Mortgage Investment Corp. (07-1-2A2) 2.54% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	3,990,377	3,066,986
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	22,397,607	19,612,019

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 2.48% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	$13,143,679	$11,560,366
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 2.41% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	4,574,918	3,294,848
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 2.49% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	22,392,371	16,336,520
First Franklin Mortgage Loan Trust (06-FF9-2A4) 2.52% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	4,563,900
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 4.33%(3)	05/25/35	3,138,852	3,139,193
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 3.97%(3)	09/25/35	2,842,938	2,584,138
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 4.34%(3)	09/25/35	2,128,998	2,065,178
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 4.11%(3)	01/25/37	9,088,611	8,300,765
Fremont Home Loan Trust (05-E-2A4) 2.60% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	14,622,393	14,320,544
Fremont Home Loan Trust (06-1-2A3) 2.45% (1 mo. USD LIBOR + 0.180%)(2)	04/25/36	2,434,862	2,382,560
GMAC Mortgage Loan Trust (05-AR5-2A1) 4.63%(3)	09/19/35	2,395,828	1,958,149
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 2.51% (1 mo. USD LIBOR + 0.240%)(2)	08/25/45	524,918	475,883
GSAA Home Equity Trust (05-7-AF5) 4.61%(3)	05/25/35	604,190	613,579
GSAA Home Equity Trust (05-9-2A3) 2.64% (1 mo. USD LIBOR + 0.370%)(2)	08/25/35	155,929	156,112
GSR Mortgage Loan Trust (04-9-3A1) 4.60%(3)	08/25/34	2,125,802	2,152,791
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%	05/25/37	9,648,523	8,906,314
GSR Mortgage Loan Trust (07-AR2-2A1) 4.59%(3)	05/25/37	2,863,050	2,538,963
GSR Mortgage Loan Trust (07-AR2-5A1A) 4.39%(3)	05/25/37	1,510,186	1,371,566
Harborview Mortgage Loan Trust (05-9-2A1A) 2.61% (1 mo. USD LIBOR + 0.340%)(2)	06/20/35	2,531,516	2,529,655
Harborview Mortgage Loan Trust (06-8-2A1A) 2.46% (1 mo. USD LIBOR + 0.190%)(2)	07/21/36	8,484,229	7,329,133
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	846,049	776,992
Impac CMB Trust (04-5-1A1) 2.99% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	4,476	4,471
Impac CMB Trust (05-1-1A1) 2.79% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	1,085,959	1,056,712
Impac CMB Trust (05-5-A2) 2.71% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	5,273,744	5,206,138
Impac Secured Assets Trust (06-3-A1) 2.44% (1 mo. USD LIBOR + 0.170%)(2)	11/25/36	8,211,624	7,872,994
Indymac Index Mortgage Loan Trust (04-AR4-2A) 4.43%(3)	08/25/34	5,239,412	5,384,963
Indymac Index Mortgage Loan Trust (04-AR9-4A) 4.64%(3)	11/25/34	779,284	713,720
Indymac Index Mortgage Loan Trust (05-AR17-3A1) 4.00%(3)	09/25/35	4,130,476	3,560,707
Indymac Index Mortgage Loan Trust (05-AR23-2A1) 4.09%(3)	11/25/35	2,974,879	2,860,895
Indymac Index Mortgage Loan Trust (05-AR23-6A1) 3.89%(3)	11/25/35	3,950,120	3,736,882
Indymac Index Mortgage Loan Trust (05-AR25-2A1) 3.75%(3),(6)	12/25/35	2,171,456	2,048,106
Indymac Index Mortgage Loan Trust (05-AR7-2A1) 4.01%(3)	06/25/35	2,508,924	2,253,325
Indymac Index Mortgage Loan Trust (06-AR39-A1) 2.45% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	7,816,070	7,604,042
Indymac Index Mortgage Loan Trust (07-AR11-1A1) 3.34%(3),(6)	06/25/37	20,439	17,485
Indymac Index Mortgage Loan Trust (07-AR5-2A1) 3.82%(3)	05/25/37	13,693,307	13,117,588
Indymac Index Mortgage Loan Trust (07-AR7-1A1) 3.86%(3)	11/25/37	3,139,950	3,083,274
JPMorgan Alternative Loan Trust (06-A2-5A1) 4.11%(3)	05/25/36	6,093,425	4,764,914
JPMorgan Alternative Loan Trust (06-A4-A8) 3.85%(3)	09/25/36	1,592,661	1,556,127
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%(3)	10/25/36	6,276,242	4,933,968
JPMorgan Mortgage Trust (05-A6-7A1) 4.32%(3)	08/25/35	324,884	318,294
JPMorgan Mortgage Trust (06-A2-5A3) 4.62%(3)	11/25/33	1,756,789	1,753,486
JPMorgan Mortgage Trust (06-A4-1A4) 4.48%(3)	06/25/36	454,661	419,238
JPMorgan Mortgage Trust (06-A7-2A4R) 4.19%(3)	01/25/37	19,258	18,628
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%	06/25/21	467,498	443,337
JPMorgan Resecuritization Trust Series (14-6-3A1) 2.61% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	2,608,920	2,618,828
Lehman Mortgage Trust (05-1-6A1) 5.00%	11/25/20	773,799	369,731
Lehman Mortgage Trust (06-4-4A1) 6.00%	08/25/21	1,206,781	1,161,056
Lehman XS Trust (06-10N-1A3A) 2.48% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	13,576,855	13,459,134
Lehman XS Trust (06-12N-A31A) 2.47% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	4,641,297	4,416,886
Lehman XS Trust (06-13-1A2) 2.74% (1 mo. USD LIBOR + 0.170%)(2)	09/25/36	1,020,384	1,003,347
Lehman XS Trust (06-9-A1B) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	05/25/46	943,973	1,755,223

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	$5,247,497	$5,273,153
MASTR Alternative Loans Trust (06-2-2A1) 2.67% (1 mo. USD LIBOR + 0.400%)(2),(7)	03/25/36	66,785	8,216
MASTR Asset Securitization Trust (06-3-2A1) 2.72% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	42,249	16,665
MASTR Asset-Backed Securities Trust (06-AB1-A4) 5.72%(3)	02/25/36	817,619	781,355
MASTR Asset-Backed Securities Trust (06-HE1-A4) 2.56% (1 mo. USD LIBOR + 0.290%)(2)	01/25/36	1,906,782	1,916,719
MASTR Asset-Backed Securities Trust (06-HE5-A3) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	19,998,206	14,639,802
MASTR Seasoned Securitization Trust (04-1-4A1) 4.74%(3)	10/25/32	8,237	8,523
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 2.50% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	1,900,887	922,986
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	977,816	470,506
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 2.44% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	7,669,039	4,381,618
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 2.52% (1 mo. USD LIBOR + 0.250%)(2),(6)	04/25/37	25,906,243	15,024,435
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 2.61% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	6,614,476	3,900,100
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 2.51% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	5,842,267	3,746,223
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 2.40% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	2,713,074	2,104,256
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	34,765,607	23,210,859
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 4.33% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	1,513,652	1,503,171
Mid-State Trust (05-1-A) 5.75%	01/15/40	2,887,659	3,153,433
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 3.23% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	713,761	716,702
Morgan Stanley Home Equity Loan Trust (06-2-A4) 2.55% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	2,641,562	2,627,179
Morgan Stanley Mortgage Loan Trust (05-6AR-1A1) 2.55% (1 mo. USD LIBOR + 0.280%)(2)	11/25/35	462,318	463,201
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%(3)	01/25/47	2,601,653	1,328,108
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 2.39% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,559,180	1,639,584
Morgan Stanley REREMIC Trust (13-R2-1A) 3.52%(1),(3)	10/26/36	2,876,659	2,880,855
Morgan Stanley Resecuritization Trust (14-R2-2A) 3.68%(1),(3)	12/26/46	5,912,913	5,979,793
MortgageIT Trust (05-4-A1) 2.55% (1 mo. USD LIBOR + 0.280%)(2)	10/25/35	2,229,243	2,248,800
Nomura Resecuritization Trust (15-2R-1A1) 3.34% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	2,859,218	2,853,487
Nomura Resecuritization Trust (15-4R-2A1) 2.54% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	3,519,247	3,518,644
Nomura Resecuritization Trust (15-5R-2A1) 4.45%(1),(3)	03/26/35	3,920,850	3,972,142
Nomura Resecuritization Trust (15-7R-2A1) 3.95%(1),(3)	08/26/36	1,956,950	1,974,060
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(3)	03/15/32	2,109,469	2,234,820
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(3)	03/15/30	4,314,705	3,759,165
Opteum Mortgage Acceptance Corp. (06-1-2A1) 5.75%(3)	04/25/36	1,273,347	1,282,897
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 2.54% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	18,004,712	16,020,465
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 2.43% (1 mo. USD LIBOR + 0.160%)(2)	09/25/37	16,669,171	9,805,430
Prime Mortgage Trust (06-1-1A1) 5.50%	06/25/36	1,817,023	1,820,815
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	3,135,881	3,231,214
RAAC Series Trust (07-SP1-A3) 2.75% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	748,271	751,024
RALI Trust (05-QA13-2A1) 4.82%(3)	12/25/35	719,538	662,013
RALI Trust (05-QA7-A21) 4.60%(3)	07/25/35	2,407,058	2,320,934
RALI Trust (06-QA3-A1) 2.47% (1 mo. USD LIBOR + 0.200%)(2)	04/25/36	3,322,101	3,347,293
Residential Accredit Loans, Inc. (05-QA8-CB21) 4.63%(3)	07/25/35	5,000,154	3,907,844
Residential Accredit Loans, Inc. (05-QS7-A1) 5.50%	06/25/35	933,657	852,163
Residential Accredit Loans, Inc. (06-QA1-A21) 4.92%(3)	01/25/36	17,917	16,137
Residential Accredit Loans, Inc. (06-QA10-A2) 2.45% (1 mo. USD LIBOR + 0.180%)(2)	12/25/36	16,383,242	15,448,419
Residential Accredit Loans, Inc. (06-QA2-1A1) 2.52% (1 mo. USD LIBOR + 0.250%)(2)	02/25/36	22,172	17,426
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.56%(3),(7)	08/25/36	38,534,359	897,454
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O) 0.34%(3),(7)	08/25/36	39,571,078	584,073

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%	05/25/36	$4,945,288	$4,745,865
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.76%(3),(7)	06/25/36	50,296,737	1,318,740
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.72%(3),(7)	06/25/36	11,070,951	283,453
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.18%(3),(7)	01/25/37	2,666,978	21,636
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(3),(7)	01/25/37	19,868,565	238,721
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.36%(3),(7)	02/25/37	80,389,326	1,090,441
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.38%(3),(7)	03/25/37	9,580,259	141,569
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.26%(3),(7)	03/25/37	13,037,803	123,057
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%	04/25/37	2,856,338	2,691,350
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.40%(3),(7)	06/25/37	19,725,755	372,330
Residential Funding Mortgage Securities I (05-SA5-2A) 4.68%(3)	11/25/35	19,784	19,135
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(6)	09/25/36	610,288	581,052
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%	02/25/37	6,764,662	6,460,022
Residential Funding Mortgage Securities I (07-SA2-2A2) 4.90%(3)	04/25/37	22,033	20,812
Saxon Asset Securities Trust (06-2-A2) 2.40% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	4,256,690	4,237,297
Saxon Asset Securities Trust (06-3-A3) 2.44% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	10,383,607	10,223,211
Saxon Asset Securities Trust (07-2-A2D) 2.57% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	18,092,679	15,051,633
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 2.61% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	3,151,527	1,853,653
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 2.50% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	34,129,077	19,250,371
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 2.41% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	17,064,040	14,109,789
Sequoia Mortgage Trust (03-8-A1) 2.91% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	820,567	806,724
SG Mortgage Securities Trust (07-NC1-A2) 2.51% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	20,234,423	13,493,112
Soundview Home Equity Loan Trust (06-OPT4-2A4) 2.50% (1 mo. USD LIBOR + 0.230%)(2)	06/25/36	10,400,000	10,072,092
Soundview Home Equity Loan Trust (07-OPT3-2A4) 2.52% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,799,272
Specialty Underwriting & Residential Finance (06-AB3-A2B) 2.42% (1 mo. USD LIBOR + 0.150%)(2)	09/25/37	19,522	11,909
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 4.43%(3)	09/25/34	1,589,051	1,586,725
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 4.58%(3)	10/25/34	2,754,283	2,834,683
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A) 3.22% (1 mo. USD LIBOR + 0.950%)(2)	08/25/35	2,245,404	2,250,625
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 4.51%(3)	03/25/36	420,484	390,727
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 4.25%(3)	05/25/36	1,886,386	1,708,862
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 4.52%(3)	06/25/36	3,730,280	3,629,197
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 4.80%(3)	02/25/37	2,440,268	1,958,369
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%(3)	02/25/35	52,126	52,235
Structured Asset Securities Corp. (06-WF2-A4) 2.58% (1 mo. USD LIBOR + 0.310%)(2)	07/25/36	1,290,528	1,298,436
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 4.73%(3)	04/25/37	170,106	137,798
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 4.73%(3)	06/25/37	5,579	5,158
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 4.99%(3)	01/25/37	550,434	559,299
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 2.52% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	7,985,308	4,520,532
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 4.39%(3)	01/25/35	5,217,802	5,416,050
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 2.56% (1 mo. USD LIBOR + 0.290%)(2)	10/25/45	6,914,777	6,920,123
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2) 3.96% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	557,242	580,278
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 4.04%(3)	12/25/35	1,169,817	1,149,715
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 4.24%(3)	01/25/36	1,841,537	1,802,676
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A) 2.58% (1 mo. USD LIBOR + 0.310%)(2)	01/25/45	215,281	212,300
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A) 2.91% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	4,976,618	4,940,938
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 3.58% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	15,100,380	15,174,609
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 3.47% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(6)	09/25/46	4,066,919	3,767,942
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 3.31% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	4,763,750	4,783,694

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 4.33%(3)	11/25/30	$105,109	$108,173
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(6)	02/25/36	968,567	918,031
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 2.87% (1 mo. USD LIBOR + 0.600%)(2)	07/25/36	2,073,274	1,469,075
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 2.44% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	3,664,290	3,298,909
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 2.39% (11th District Cost of Funds + 1.250%)(2)	04/25/47	1,564,501	1,425,137
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 2.58% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	4,385,226	4,205,993
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 2.55% (1 mo. USD LIBOR + 0.280%)(2)	04/25/36	8,752,731	8,427,833
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2) 2.42% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	4,199,428	4,186,932
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 2.59% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	4,712,933
Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6) 5.01%(3)	01/25/35	1,160,812	1,211,944
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 4.86%(3)	08/25/36	2,720,310	2,712,242
Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1) 4.92%(3)	03/25/36	2,153,093	2,195,645
Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4) 5.09%(3)	05/25/36	1,217,762	1,230,425
Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32) 6.00%	07/25/37	2,631,240	2,659,916
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 4.84%(3)	08/25/37	196,194	196,868
Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1) 5.75%	02/25/38	1,169,641	1,243,475

Total Residential Mortgage-backed Securities—Non-agency (Cost: $768,276,463)			970,525,047

U.S. TREASURY SECURITIES—21.2%
U.S. Treasury Note
1.63%	06/30/21	13,640,000	13,568,809
1.75%	06/30/24	310,170,000	308,800,717
1.75%	07/31/24	183,138,000	182,329,865
2.00%	05/31/24	118,474,000	119,367,183
2.38%	05/15/29	32,235,000	33,249,594
2.88%	05/15/49	534,965,000	573,979,377

Total U.S. Treasury Securities (Cost: $1,201,345,855)			1,231,295,545

Total Fixed Income Securities (Cost: $5,438,325,457)			5,693,947,869

		Shares
MONEY MARKET INVESTMENTS—2.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class 2.26%(8)		114,686,318	114,686,318

Total Money Market Investments (Cost: $114,686,318)			114,686,318

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—1.2%

U.S. Treasury Securities—1.2%
U.S. Treasury Bill
2.03%(9),(10)	09/26/19	$8,822,000	8,794,140
2.05%(9)	10/10/19	60,000,000	59,761,786

Total U.S. Treasury Securities (Cost: $68,514,840)			68,555,926

Total Short Term Investments (Cost: $68,514,840)			68,555,926

Total Investments (101.3%) (Cost: $5,621,526,615)			5,877,190,113

Liabilities In Excess Of Other Assets (-1.3%)			(74,219,298)

Net Assets (100.0%)			$5,802,970,815

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED) (CONT’D)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
4,443	2-Year U.S. Treasury Note Futures	09/30/19	$ 950,577,748	$ 952,606,969	$ 2,029,221
2,383	5-Year U.S. Treasury Note Futures	09/30/19	279,630,931	280,132,822	501,891
535	10-Year U.S. Treasury Note Futures	09/19/19	73,440,493	73,746,406	305,913
34	U.S. Ultra Long Bond Futures	09/19/19	6,028,640	6,037,125	8,485
1,008	10-Year U.S. Treasury Note Futures	09/19/19	125,747,402	128,441,250	2,693,848

			$1,435,425,214	$1,440,964,572	$ 5,539,358

Notes to Schedule of Investments:
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2019, the value of these securities amounted to $293,586,639 or 5.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2019.
(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)		Security is not accruing interest.
(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)		Rate disclosed is the 7-day net yield as of July 31, 2019.
(9)		Rate shown represents yield-to-maturity.
(10)		All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	July 31, 2019

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	52.4%
U.S. Treasury Securities	21.2
Residential Mortgage-Backed Securities—Non-Agency	16.7
Commercial Mortgage-Backed Securities—Agency	4.9
U.S. Treasury Bills	1.2
Asset-Backed Securities	2.2
Money Market Investments	2.0
Commercial Mortgage-Backed Securities—Non-Agency	0.7
Other*	(1.3)

Total	100.0%

*	Includes cash, capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$130,871,233	$—	$130,871,233
Commercial Mortgage-Backed Securities—Agency	—	282,960,946	—	282,960,946
Commercial Mortgage-Backed Securities—Non-Agency	—	39,829,365	—	39,829,365
Residential Mortgage-Backed Securities—Agency	—	3,038,465,733	—	3,038,465,733
Residential Mortgage-Backed Securities—Non-Agency	—	965,445,357	5,079,690	970,525,047
U.S. Treasury Securities	1,231,295,545	—	—	1,231,295,545

Total Fixed Income Securities	1,231,295,545	4,457,572,634	5,079,690	5,693,947,869

Money Market Investments	114,686,318	—	—	114,686,318
Short-Term Investments	68,555,926	—	—	68,555,926

Total Investments	1,414,537,789	4,457,572,634	5,079,690	5,877,190,113

Asset Derivatives
Futures Contracts
Interest Rate Risk	5,539,358	—	—	5,539,358

Total Investments	$1,420,077,147	$4,457,572,634	$5,079,690	$5,882,729,471

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by the investment companies. All other securities including short- term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (“Board”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest rate and total return swaps. Interest rate and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2019 is listed after the Schedule of Investments for each Fund.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2018	$1,036,315	$—	$127,112	$47,685	$5,610,158
Accrued Discounts (Premiums)	(1,109)	—	12,121	—	(581,362)
Realized Gain (Loss)	(4,191)	—	—	—	5,387
Change in Unrealized Appreciation	43,657	(20,747,885)	(27,840)	—	64,060
Purchases	—	—	—	—	18,694
Sales	(94,580)	7,784,800	—	—	(37,247)
Transfers in to Level 3 (1)	—	39,226,522	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—

Balance as of July 31, 2019	$980,092	$26,263,437	$111,393	$47,685	$5,079,690

Change in Unrealized Appreciation from Investments Still Held at July 31, 2019	$(6,138)	$(20,747,885)	$(27,840)	$—	$51,289

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2019 are as follows:

Description	Fair Value at 7/31/19	Valuation Techniques*	Unobservable Input	Range	Average Weighted Price
TCW Core Fixed Income Fund
Corporate Bonds	$980,092	Third-party Vendor	Vendor Prices	$112.730	$112.730
TCW Emerging Markets Income Fund
Government Issues	$26,263,437	Third-party Vendor	Vendor Prices	$14.750	$14.750
TCW Global Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$111,393	Third-party Vendor	Vendor Prices	$8.899	$8.899
TCW High Yield Bond Fund
Common Stocks	$47,685	Third-party Vendor	Vendor Prices	$8.50	8.50
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$8,216	Third-party Vendor	Vendor Prices	$12.302	$12.302
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities)	$5,071,474	Third-party Vendor	Vendor Prices	$0.811 – 2.622	$1.781

*

The valuation technique employed on the Level 3 securities involves the use of the broker quotes and vendor prices. The Advisor monitors the effectiveness of third party brokers and vendor prices using the Advisor’s own model and inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

For the period ended July 31, 2019, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except notional amounts or number of contracts):

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives
Swaps Agreements	$—	$—	$—	$897	$897
Futures Contracts(1)	—	—	—	1,633	1,633

Total Value	$—	$—	$—	$2,530	$2,530

Liability Derivatives
Swaps Agreements	$—	$—	$—	$(1,021)	$(1,021)

Total Value	$—	$—	$—	$(1,021)	$(1,021)

Number of Contracts or Notional Amounts(3)
Swaps Agreements	$—	$—	$—	$105,548,333	$105,548,333
Futures Contracts	—	—	—	1,551	1,551

TCW Emerging Markets Income Fund

Asset Derivatives
Investments(2)	$—	$—	$440	$—	$440
Forward Contracts	—	—	130	—	130

Total Value	$—	$—	$570	$—	$570

Liability Derivatives
Forward Contracts	$—	$—	$(146)	$—	$(146)

Total Value	$—	$—	$(146)	$—	$(146)

Notional Amounts(3)
Forward Currency Contracts	$—	$—	$214,159,572	$—	$214,159,572
Options Purchased	$—	$—	$87,919,500	$—	$87,919,500

TCW Emerging Markets Local Currency Income Fund

Asset Derivatives
Forward Contracts	$—	$—	$409	$—	$409

Total Value	$—	$—	$409	$—	$409

Liability Derivatives
Forward Contracts	$—	$—	$(1,068)	$—	$(1,068)

Total Value	$—	$—	$(1,068)	$—	$(1,068)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$—	$114,664,266	$—	$114,664,266

Notes to Schedule of Investments (Unaudited)	July 31, 2019

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Enhanced Commodity Strategy Fund

Liability Derivatives
Swaps Agreements	$—	$(7)	$—	$—	$(7)

Total Value	$—	$(7)	$—	$—	$(7)

Notional Amounts
Swaps Agreements	$—	$1,289,963	$—	$—	$1,289,963

TCW Global Bond Fund

Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$80	$80
Forward Contracts	—	—	17	—	17

Total Value	$—	$—	$17	$80	$97

Liability Derivatives
Forward Contracts	$—	$—	$(26)	$—	$(26)
Futures Contracts(1)	—	—	—	(3)	(3)

Total Value	$—	$—	$(26)	$(3)	$(29)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$—	$2,612,032	$—	$2,612,032
Futures Contracts	—	—	—	35	35

TCW High Yield Bond Fund

Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$2	$2

Total Value	$—	$—	$—	$2	$2

Liability Derivatives
Futures Contracts(1)	$—	$—	$—	$(24)	$(24)

Total Value	$—	$—	$—	$(24)	$(24)

Number of Contracts(3)
Futures Contracts	—	—	—	28	28

Notes to Schedule of Investments (Unaudited)	July 31, 2019

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$2	$2

Total Value	$—	$—	$—	$2	$2

Number of Contracts

Futures Contracts	—	—	—	3	3

TCW Total Return Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$5,539	$5,539

Total Value	$—	$—	$—	$5,539	$5,539

Number of Contracts(3)

Futures Contracts	—	—	—	8,354	8,354

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options, at value.
(3)	Amount disclosed represents average notional amounts, which are representative of the volume traded for the period ended July 31, 2019.

Note 2 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2019.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2019.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2019.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2019.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2019 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended July 31, 2019 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2019 are listed in the Schedule of Investments.

Options: The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2019, the TCW Emerging Markets Income Fund had purchased currency options.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Schedule of Investments (Unaudited)	July 31, 2019

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2019, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk); and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2019 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$907,626	$980,092	0.08%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.687%, due 09/15/39	7/15/16	$982	$5,293	0.43%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.298%, due 04/11/37	3/26/15	$0	$14,614	0.08%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.311%, due 05/15/46	3/26/15	114,202	122,700	0.71%

		$114,202	$137,314	0.79%

TCW Short Term Bond Fund

	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O) 1.775% due 09/10/45	2/6/19	$7,605	$6,814	0.11%